UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04416

Allegiant Funds

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

Allegiant International Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 95.6%
Australia — 2.6%
BHP Billiton, ADR (Materials)#	121,322	$5,219
Cochlear (Healthcare)	26,300	1,176
Woolworths (Consumer Staples)	66,300	1,421
WorleyParsons (Energy)	39,861	860

		8,676

Austria — 1.1%
Andritz AG (Industrials)	18,400	3,884

Belgium — 2.1%
KBC Groep NV (Financials)	31,950	3,888
Solvay SA (Materials)	21,599	3,074

		6,962

Canada — 1.7%
CAE (Industrials)	153,000	1,592
Cameco (Energy)#	30,500	1,127
Methanex (Materials)	124,300	3,135

		5,854

Denmark — 0.3%
Coloplast A/S, Cl B (Healthcare)	12,400	1,037

Finland — 5.7%
Cargotec, Cl B (Industrials)#	67,900	4,008
KCI Konecranes Oyj (Industrials)	128,200	4,002
Kone Oyj, Cl B (Industrials)#	61,600	3,526
UPM-Kymmene Oyj (Materials)#	115,600	3,014
YIT Oyj (Industrials)#	135,399	4,417

		18,967

France — 5.5%
Christian Dior (Consumer Discretionary)	26,700	3,161
Compagnie de Saint-Gobain (Industrials)	38,700	3,605
Imerys SA (Materials)#	37,072	3,308
L’Oreal SA (Consumer Staples)	15,050	1,576
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary)	13,000	1,440
Peugeot SA (Consumer Discretionary)	52,029	3,511
Schneider Electric SA (Industrials)	13,940	1,694

		18,295

Germany — 2.2%
Continental AG (Consumer Discretionary)	29,007	3,620
Fielmann AG (Consumer Discretionary)	23,884	1,532
Rational AG (Consumer Discretionary)	7,000	1,175
Wirecard AG (Industrials)*	109,000	1,147

		7,474

Greece — 0.9%
IRF European Finance Investments (Financials)*	290,400	1,408
National Bank of Greece SA (Financials)	28,000	1,449

		2,857

Hong Kong — 5.4%
China Mobile, ADR (Telecommunication Services)	22,250	1,033
Espirit Holdings (Consumer Discretionary)	172,000	1,792
Focus Media Holding, ADR (Consumer Discretionary)*	19,400	1,554
FUJI Food and Catering Services Holdings (Consumer Discretionary)#	626,000	1,899
Guangzhou R&F Properties, Cl H (Financials)#	532,800	975
Hengan International Group (Consumer Staples)#	494,000	1,366
Kerry Properties (Financials)#	280,000	1,390
Li & Fung (Consumer Discretionary)	709,000	2,251
Li Ning (Consumer Discretionary)#	1,119,300	2,106
Wing Hang Bank (Financials)	121,500	1,375
Zijin Mining Group, Cl H (Materials)	3,555,000	2,402

		18,143

India — 0.5%
Infosys Technologies, ADR (Information Technology)	30,500	1,655

Ireland — 3.1%
CRH PLC (Materials)	78,058	3,256
Greencore Group PLC (Consumer Staples)	605,769	3,688
Irish Life & Permanent PLC (Financials)	53,000	1,508
Kingspan Group PLC (Industrials)	66,300	1,807

		10,259

Israel — 0.5%
Nice Systems, ADR (Information Technology)*	46,300	1,585

Italy — 1.0%
Azimut Holding (Financials)	138,000	1,881
Banca Italease (Financials)	24,340	1,667

		3,548

Japan — 18.5%
Ardepro (Financials)#	3,070	1,032
Asahi Breweries (Consumer Staples)	193,600	3,172
Canon, ADR (Information Technology)	23,490	1,270
Central Japan Railway (Industrials)	275	3,298
Dena (Consumer Discretionary)*	250	847
Denso (Consumer Discretionary)	42,500	1,655
Eisai (Healthcare)	22,300	1,136
Hoya (Information Technology)	26,370	913
Iino Kaiun Kaisha (Industrials)#	341,900	3,889
Kansai Electric Power (Utilities)	123,000	3,656
KDDI (Telecommunication Services)	507	3,969
Kuraray (Materials)	67,500	738
Maruichi Steel Tube (Materials)#	113,000	3,588
Meiji Dairies (Consumer Staples)	479,000	4,138
MISUMI Group (Industrials)	46,000	808
Mitsubishi UFJ Financial Group, ADR (Financials)	256,000	3,128
Nintendo (Information Technology)	4,800	1,277
Nippon Yusen Kabushiki (Industrials)	453,000	3,577
Nitori (Consumer Discretionary)	25,000	1,174
ORIX (Financials)	5,640	1,553
Shiseido (Consumer Staples)	42,000	890
Showa Denko KK (Materials)	629,000	2,380
Sumitomo Realty & Development (Financials)	76,000	3,030
Takeda Pharmaceutical (Healthcare)	24,125	1,658
Takeuchi Manufacturing (Industrials)#	17,237	783
Tokuyama (Materials)	111,225	1,930
Tokyo Electric Power (Utilities)	108,400	3,781
Toyo Tanso (Industrials)#	9,500	1,046
Toyota Motor, ADR (Consumer Discretionary)	6,600	881

Allegiant International Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Japan — continued
Yamada Denki (Consumer Discretionary)	8,880	$793

		61,990

Malaysia — 0.3%
Resorts World BHD (Consumer Discretionary)	221,000	946

Mexico — 2.1%
America Movil SA de CV, ADR (Telecommunication Services)#	71,000	3,110
Cemex SA de CV, ADR (Materials)*	88,024	2,991
Fomento Economico Mexicano SA de CV, ADR (Consumer Staples)	8,640	953

		7,054

Netherlands — 1.8%
ABN AMRO Holdings NV (Financials)	105,030	3,685
Crucell NV (Healthcare)*#	51,000	1,301
Fugro NV (Energy)	23,000	1,076

		6,062

Norway — 5.2%
Aker Seafoods ASA (Consumer Staples)	162,060	898
Austevoll Seafood ASA (Consumer Staples)*	190,210	1,495
Camillo Eitzen (Industrials)	333,250	3,532
DNB ASA (Financials)	208,400	2,820
Eitzen Maritime Services ASA (Industrials)*	59,141	22
Orkla ASA (Industrials)	22,100	1,438
Statoil ASA, ADR (Energy)#	39,500	1,010
Telenor ASA (Telecommunication Services)	71,200	1,318
Yara International ASA (Materials)	173,090	4,791

		17,324

Portugal — 0.8%
Portugal Telecom SGPS SA (Telecommunication Services)	211,400	2,817

Singapore — 3.7%
Ezra Holdings (Energy)	300,000	973
Hartford Education (Consumer Discretionary)	112,129	54
Keppel (Industrials)	165,000	1,921
Raffles Education (Consumer Discretionary)	2,135,110	3,016
Singapore Exchange (Financials)	624,600	2,778
STATS ChipPAC, ADR (Information Technology)*	177,200	1,713
Wilmar International (Consumer Staples)*#	1,320,000	2,055

		12,510

South Africa — 3.5%
Impala Platinum Holdings (Materials)	102,400	2,918
Metorex (Materials)	1,301,651	3,646
Sappi (Materials)	195,000	2,764
Sasol (Energy)	71,300	2,298

		11,626

South Korea — 2.2%
Samsung Electronics (Information Technology)	4,000	2,409
Samsung SDI (Information Technology)	30,000	2,010
SK Telecom (Telecommunication Services)	13,600	2,838

		7,257

Spain — 2.6%
Banco Bilbao Vizcaya Argentaria SA (Financials)	137,300	$3,349
Banco Santander Central Hispano SA (Financials)	80,020	1,484
Inditex SA (Consumer Discretionary)	30,500	1,775
Red Electrica de Espana (Utilities)	44,600	2,030

		8,638

Sweden — 3.0%
Autoliv (Consumer Discretionary)	49,500	2,824
Investor AB, Cl B (Financials)	139,745	3,237
Modern Times Group AB, Cl B (Consumer Discretionary)*	28,200	1,563
Telefonaktiebolaget LM Ericsson, ADR (Information Technology)	67,850	2,426

		10,050

Switzerland — 5.5%
ABB, ADR (Industrials)	84,816	1,420
Actelion (Healthcare)*	6,700	1,462
Nestle SA (Consumer Staples)	9,150	3,409
Nobel Biocare Holding AG (Healthcare)	5,150	1,709
Novartis AG, ADR (Healthcare)#	68,010	3,770
Roche Holdings AG (Healthcare)	31,850	5,681
SGS SA (Industrials)	780	882

		18,333

United Kingdom — 13.8%
Barratt Developments PLC (Consumer Discretionary)	147,400	3,411
Bellway PLC (Consumer Discretionary)	107,821	3,132
BG Group PLC (Energy)	141,300	1,921
BT Group PLC, ADR (Telecommunication Services)	26,000	1,510
Carnival (Consumer Discretionary)	56,100	2,604
Crest Nicholson PLC (Consumer Discretionary)	264,098	3,182
Diageo PLC, ADR (Consumer Staples)	20,600	1,635
George Wimpey PLC (Consumer Discretionary)	293,832	3,284
GlaxoSmithKline PLC, ADR (Healthcare)	78,900	4,432
ICAP PLC (Financials)	107,200	992
Imperial Tobacco Group PLC (Consumer Staples)	33,700	1,403
Lloyds TSB Group PLC (Financials)	317,661	3,581
Man Group PLC (Financials)	176,700	1,905
Michael Page International PLC (Industrials)	217,100	2,049
Pennon Group PLC (Utilities)	95,100	1,004
Persimmon PLC (Consumer Discretionary)	109,750	3,009
Reckitt Benckiser PLC (Consumer Staples)	54,000	2,719
Rio Tinto PLC, ADR (Materials)#	5,445	1,180
Scottish & Southern Energy PLC (Utilities)	61,000	1,722
Tesco PLC (Consumer Staples)	188,200	1,597

		46,272

Total Foreign Common Stocks (Cost $236,345)		320,075

FOREIGN RIGHTS/WARRANTS — 0.6%
Belgium — 0.0%
Cumerio*	989	—	(A)
Umicore*	989	—	(A)

		—	(A)

	Number of Shares	Value (000)
FOREIGN RIGHTS/WARRANTS — continued
India — 0.6%
Bharti Airtel Equity Certificate, Expires 07/11/07* (B)	121,900	$1,979

Total Foreign Rights/Warrants (Cost $909)		1,979

AFFILIATED MONEY MARKET FUND — 1.7%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $5,650)	5,649,521	5,650

Total Investments Before Collateral for Loaned Securities – 97.9% (Cost $242,904)		327,704

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 14.7%
Non-Registered Investment Company — 14.7%
BlackRock Institutional Money Market Trust (C)	$49,360	49,360

(Cost $49,360)

TOTAL INVESTMENTS — 112.6%
(Cost $292,264)**		377,064

Other Assets & Liabilities – (12.6)%		(42,232)

TOTAL NET ASSETS — 100.0%		$334,832

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $292,278.

Gross unrealized appreciation (000)	$87,293
Gross unrealized depreciation (000)	(2,507)

Net unrealized appreciation (000)	$84,786

†	See Note 3 in Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $46,810.
(A)	Value is less than $500.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,979 and represents 0.6% of net assets as of February 28, 2007.
(C)	Represents security purchased with cash collateral for securities on loan.

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
TOPIX Index	12	$1,770	03/09/07	$111

Cash in the amount of $47,095 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

At February 28, 2007, sector diversification of the Fund was as follows:

Sector Diversification	% of Net Assets	Value (000)
Foreign Common Stocks
Consumer Discretionary	17.4%	$58,191
Consumer Staples	9.7	32,415
Energy	2.8	9,265
Financials	14.4	48,115
Healthcare	7.0	23,363
Industrials	16.2	54,347
Information Technology	4.6	15,258
Materials	15.0	50,333
Telecommunication Services	4.9	16,595
Utilities	3.6	12,193

Total Foreign Common Stocks	95.6	320,075
Foreign Rights/Warrants	0.6	1,979
Affiliated Money Market Fund	1.7	5,650

Total Investments Before Collateral for Loaned Securities	97.9	327,704
Short Term Investments Held as Collateral for Loaned Securities	14.7	49,360

Total Investments	112.6	377,064
Other Assets and Liabilities	(12.6)	(42,232)

Net Assets	100.0%	$334,832

See Notes to Schedules of Investments.

Allegiant Large Cap Core Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.4%
Consumer Discretionary — 10.7%
Dick’s Sporting Goods*#	70,800	$3,706
Fortune Brands	50,000	4,020
MGM Grand*#	33,190	2,357
Nordstrom	61,000	3,238
Starbucks*#	191,920	5,930
Starwood Hotels & Resorts Worldwide	90,300	5,942

		25,193

Consumer Staples — 9.2%
Bunge#	49,500	3,928
Colgate-Palmolive	72,500	4,883
Dean Foods*	84,139	3,790
PepsiCo	84,210	5,318
Whole Foods Market	75,919	3,627

		21,546

Energy — 9.7%
ConocoPhillips	55,800	3,651
EOG Resources#	63,800	4,322
Peabody Energy	97,800	3,951
TransOcean*	67,200	5,153
Weatherford International*	145,260	5,832

		22,909

Financials — 21.7%
Allstate	59,840	3,594
American Express	91,490	5,203
American International Group	128,410	8,616
Bank of America	114,260	5,812
Citigroup	128,200	6,461
Goldman Sachs#	23,030	4,643
JPMorgan Chase	114,980	5,680
Merrill Lynch	49,720	4,161
Washington Mutual	53,030	2,285
Wells Fargo	135,000	4,685

		51,140

Healthcare — 12.1%
Amgen*	73,050	4,694
Cardinal Health	60,000	4,205
Genzyme*	97,000	5,995
GlaxoSmithKline PLC, ADR	66,610	3,741
Johnson & Johnson	66,140	4,170
Novartis AG, ADR#	101,200	5,610

		28,415

Industrials — 10.8%
3M	62,050	4,597
General Electric	216,430	7,558
Illinois Tool Works	85,220	4,406
Norfolk Southern	64,000	3,033
United Technologies	88,920	5,836

		25,430

Information Technology — 15.0%
Apple Computer*	45,000	3,807
Cisco Systems*	215,640	5,594
Citrix Systems*	145,000	4,669
Microchip Technology#	155,200	5,525
Microsoft	251,620	7,088
Motorola	202,000	3,741
Yahoo!*	159,100	$4,910

		35,334

Materials — 3.2%
Ecolab	68,560	2,900
Newmont Mining	102,000	4,597

		7,497

Telecommunication Services — 3.5%
American Tower, Cl A*	89,000	3,448
NII Holdings*#	66,940	4,742

		8,190

Utilities — 3.5%
AES*	215,550	4,595
Equitable Resources	86,920	3,709

		8,304

Total Common Stocks (Cost $188,901)		233,958

AFFILIATED MONEY MARKET FUND — 0.6%
Allegiant Money Market Fund, Class I† (Cost $1,260)	1,259,744	1,260

Total Investments Before Collateral for Loaned Securities – 100.0% (Cost $190,161)		235,218

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 10.7%
Certificate of Deposit — 0.2%
Natexis Banque NY
5.375%, 05/08/07	$581	581

Commercial Paper†† — 0.4%
Morgan Stanley Dean Witter
5.383%, 07/19/07	930	930

Master Notes — 3.0%
Bank of America
5.383%, 03/01/07	2,326	2,326
Bear Stearns
5.513%, 03/07/07	2,459	2,459
JPMorgan Securities
5.393%, 03/15/07	2,302	2,302

		7,087

Medium Term Notes — 1.1%
First Tennessee Bank
5.350%, 04/18/07 (A)	1,395	1,395
Liquid Funding LLC
5.356%, 11/30/07 (A)	640	639
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	233	233
5.420%, 03/01/08 (A)	233	233

		2,500

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 6.0%
Bank of America
5.360%, 03/01/07	$394	$395
Bear Stearns
5.363%, 03/01/07	2,326	2,326
5.413%, 03/01/07	3,488	3,488
Lehman Brothers
5.363%, 03/01/07	7,993	7,993

		14,202

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $25,300)		25,300

TOTAL INVESTMENTS — 110.7%
(Cost $215,461)**		260,518

Other Assets & Liabilities – (10.7)%		(25,097)

TOTAL NET ASSETS — 100.0%		$235,421

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $217,429.

Gross unrealized appreciation (000)	$45,240
Gross unrealized depreciation (000)	(2,151)

Net unrealized appreciation (000)	$43,089

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $24,656.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
ADR	— American Depository Receipt
Cl	— Class
LLC	— Limited Liability Company
PLC	— Public Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500® Composite Index	3	$1,057	03/16/07	$(21)

Cash in the amount of $42,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.2%
Consumer Discretionary — 13.3%
Coach*	224,056	$10,575
Johnson Controls	76,720	7,196
MGM Grand*#	86,878	6,170
Nike, Cl B	89,906	9,393
Nordstrom	147,255	7,818
Starbucks*#	510,213	15,766
Starwood Hotels & Resorts Worldwide	213,963	14,079

		70,997

Consumer Staples — 7.1%
Bunge#	121,310	9,627
Colgate-Palmolive	172,649	11,630
Dean Foods*	168,055	7,569
Whole Foods Market	189,796	9,067

		37,893

Energy — 3.8%
TransOcean*	122,833	9,419
Weatherford International*	276,110	11,086

		20,505

Financials — 8.4%
American International Group	221,564	14,867
Citigroup	216,555	10,914
Goldman Sachs#	41,138	8,293
Prudential Financial#	122,132	11,107

		45,181

Healthcare — 17.3%
Abbott Laboratories	170,416	9,308
Amgen*	164,655	10,581
Cardinal Health	139,890	9,805
Genzyme*	248,505	15,358
GlaxoSmithKline PLC, ADR	140,635	7,899
Hologic*#	214,000	11,781
Johnson & Johnson	123,499	7,787
Medtronic#	138,689	6,984
Novartis AG, ADR#	239,066	13,251

		92,754

Industrials — 10.9%
Danaher	150,673	10,794
FedEx	77,324	8,829
General Electric	411,750	14,378
Norfolk Southern	175,479	8,318
United Technologies	240,488	15,783

		58,102

Information Technology — 27.8%
Adobe Systems*	177,000	6,947
Apple Computer*	111,229	9,411
Cisco Systems*	637,696	16,542
Citrix Systems*	336,000	10,819
eBay*	287,842	9,228
First Data	409,025	10,442
Google, Cl A*	33,842	15,210
Marvell Technology Group*	412,000	8,454
Microchip Technology#	365,858	13,025
Microsoft	701,223	19,754
Motorola	437,689	8,106
Texas Instruments	231,000	7,152
Yahoo!*#	436,170	$13,460

		148,550

Materials — 3.9%
Newmont Mining	236,000	10,637
Praxair#	164,897	10,172

		20,809

Telecommunication Services — 3.6%
American Tower, Cl A*	291,587	11,296
NII Holdings*#	116,051	8,221

		19,517

Utilities — 1.1%
AES*	267,409	5,701

Total Common Stocks (Cost $417,850)		520,009

FOREIGN COMMON STOCK — 2.2%
Guernsey — 2.2%
Amdocs (Information Technology)* (Cost $9,727)	342,443	11,852

AFFILIATED MONEY MARKET FUND — 0.4%
Allegiant Money Market Fund, Class I† (Cost $1,932)	1,931,744	1,932

Total Investments Before Collateral for Loaned Securities – 99.8% (Cost $429,509)		533,793

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 19.5%
Certificate of Deposit — 0.4%
Natexis Banque NY
5.375%, 05/08/07	$2,401	2,401

Commercial Paper†† — 0.7%
Morgan Stanley Dean Witter
5.383%, 07/19/07	3,841	3,841

Master Notes — 5.5%
Bank of America
5.383%, 03/01/07	9,602	9,602
Bear Stearns
5.513%, 03/07/07	10,154	10,155
JPMorgan Securities
5.393%, 03/15/07	9,506	9,506

		29,263

Medium Term Notes — 1.9%
First Tennessee Bank
5.350%, 04/18/07 (A)	5,761	5,762
Liquid Funding LLC
5.356%, 11/30/07 (A)	2,641	2,640
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	960	960
5.420%, 03/01/08 (A)	960	960

		10,322

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES —continued
Repurchase Agreements — 11.0%
Bank of America
5.360%, 03/01/07	$1,629	$1,629
Bear Stearns
5.363%, 03/01/07	9,602	9,602
5.413%, 03/01/07	14,404	14,404
Lehman Brothers
5.363%, 03/01/07	33,004	33,004

		58,639

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $104,466)		104,466

TOTAL INVESTMENTS — 119.3% (Cost $533,975)**		638,259

Other Assets & Liabilities – (19.3)%		(103,227)

TOTAL NET ASSETS — 100.0%		$535,032

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $538,729.

Gross unrealized appreciation (000)	$102,363
Gross unrealized depreciation (000)	(2,833)

Net unrealized appreciation (000)	$99,530

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $102,147.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
ADR	— American Depository Receipt
Cl	— Class
LLC	— Limited Liability Company
PLC	— Public Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500® Composite Index	5	$1,761	03/16/07	$(29)

Cash in the amount of $70,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Large Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.4%
Consumer Discretionary — 7.4%
Comcast, Cl A*#	422,655	$10,871
Dow Jones	392,662	14,159
Sirius Satellite Radio*#	1,343,036	4,902
Sony, ADR#	200,773	10,396
Time Warner#	658,128	13,393

		53,721

Consumer Staples — 10.3%
Coca-Cola	356,988	16,664
Coca-Cola Enterprises	418,116	8,400
Hershey	71,616	3,787
Kraft Foods#	512,242	16,351
Procter & Gamble	283,809	18,019
Wal-Mart Stores	235,901	11,394

		74,615

Energy — 12.9%
Apache	98,040	6,719
Canadian Natural Resources	97,967	4,928
Chevron	363,924	24,969
ConocoPhillips	181,561	11,878
ExxonMobil	429,806	30,808
Halliburton	461,965	14,265

		93,567

Financials — 30.1%
American International Group	299,901	20,123
Amvescap PLC, ADR	432,434	10,322
AON	335,905	12,647
Bank of America	444,417	22,608
Chubb	116,099	5,927
Citigroup	644,192	32,467
Everest Re Group	50,295	4,889
Fannie Mae	232,447	13,187
Goldman Sachs	44,288	8,928
JPMorgan Chase	518,141	25,596
Marsh & McLennan	349,774	10,290
Morgan Stanley	252,274	18,900
Prudential Financial#	38,414	3,493
SunTrust Banks	60,000	5,059
Travelers	141,759	7,196
Wachovia	86,141	4,770
Wells Fargo	366,960	12,734

		219,136

Healthcare — 7.2%
Amgen*	73,817	4,744
Bristol-Myers Squibb	258,852	6,831
Johnson & Johnson	158,943	10,021
Pfizer	757,756	18,914
Schering-Plough#	499,463	11,727

		52,237

Industrials — 6.2%
General Electric	716,266	25,012
Tyco International	334,867	10,324
Union Pacific	36,628	3,613
United Parcel Service, Cl B	81,979	5,754

		44,703

Information Technology — 8.2%
Alcatel-Lucent SA, ADR	901,153	$11,562
Applied Materials	200,588	3,725
Dell*	454,080	10,376
Intel	224,898	4,464
Sun Microsystems*	3,105,566	19,037
Yahoo!*	327,538	10,108

		59,272

Materials — 6.2%
E.I. duPont de Nemours	190,202	9,653
Freeport-McMoRan Copper & Gold, Cl B	122,971	7,060
Owens-Illinois*	643,968	15,300
Praxair	108,086	6,668
Smurfit-Stone Container*	526,420	6,496

		45,177

Telecommunication Services — 6.9%
AT&T	760,279	27,978
Sprint Nextel	432,689	8,342
Verizon Communications	92,552	3,464
Vodafone Group PLC, ADR	372,497	10,393

		50,177

Utilities — 1.0%
DPL#	132,711	4,004
Exelon	56,111	3,699

		7,703

Total Common Stocks (Cost $584,480)		700,308

AFFILIATED MONEY MARKET FUND — 3.3%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $23,695)	23,694,894	23,695

Total Investments Before Collateral for Loaned Securities – 99.7% (Cost $608,175)		724,003

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 7.7%
Certificate of Deposit — 0.2%
Natexis Banque NY
5.375%, 05/08/07	$1,289	1,289

Commercial Paper†† — 0.3%
Morgan Stanley Dean Witter
5.383%, 07/19/07	2,063	2,063

Master Notes — 2.2%
Bank of America
5.383%, 03/01/07	5,157	5,157
Bear Stearns
5.513%, 03/07/07	5,454	5,454
JPMorgan Securities
5.393%, 03/15/07	5,106	5,106

		15,717

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — 0.7%
First Tennessee Bank
5.350%, 04/18/07 (A)	$3,094	$3,094
Liquid Funding LLC
5.356%, 11/30/07 (A)	1,418	1,418
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	516	516
5.420%, 03/01/08 (A)	516	516

		5,544

Repurchase Agreements — 4.3%
Bank of America
5.360%, 03/01/07	875	875
Bear Stearns
5.363%, 03/01/07	5,157	5,157
5.413%, 03/01/07	7,736	7,736
Lehman Brothers
5.363%, 03/01/07	17,726	17,725

		31,493

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $56,106)		56,106

TOTAL INVESTMENTS — 107.4% (Cost $664,281)**		780,109

Other Assets & Liabilities – (7.4)%		(53,575)

TOTAL NET ASSETS — 100.0%		$726,534

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $666,193.

Gross unrealized appreciation (000)	$119,061
Gross unrealized depreciation (000)	(5,145)

Net unrealized appreciation (000)	$113,916

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $54,056.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
ADR	— American Depository Receipt
Cl	— Class
LLC	— Limited Liability Company
PLC	— Public Liability Company

See Notes to Schedules of Investments.

Allegiant Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.5%
Consumer Discretionary — 10.2%
Apollo Group, Cl A*	82,800	$3,916
Autoliv	83,090	4,740
Carter’s*	113,050	2,716
Dollar General	449,800	7,593
Idearc	113,200	3,849
Liz Claiborne	62,435	2,809
Ross Stores	54,100	1,773

		27,396

Consumer Staples — 5.6%
J.M. Smucker#	47,000	2,331
Kroger	70,770	1,817
Smithfield Foods*	219,550	6,413
Tyson Foods, Cl A#	247,450	4,516

		15,077

Energy — 7.0%
Arch Coal#	174,260	5,426
Hess	56,730	3,010
Peabody Energy	91,280	3,688
Sunoco	101,940	6,577

		18,701

Financials — 30.6%
Amvescap PLC, ADR	296,680	7,082
Cincinnati Financial	170,217	7,357
Conseco*#	176,200	3,515
Developers Diversified Realty REIT	31,390	2,058
Endurance Specialty Holdings	72,810	2,582
Equity Residential REIT	33,500	1,701
Everest Re Group	58,020	5,640
Genworth Financial, Cl A	82,800	2,929
Marshall & Ilsley#	118,170	5,617
Max Re Capital	226,400	5,538
Nelnet, Cl A	174,418	4,505
Old Republic International	437,130	9,757
PartnerRe	56,970	3,958
PMI Group	100,866	4,728
Radian Group	65,700	3,774
Reinsurance Group of America#	54,831	3,130
UnionBanCal	82,100	5,022
White Mountains Insurance Group	5,190	2,983

		81,876

Healthcare — 5.7%
CIGNA	19,400	2,765
Endo Pharmaceuticals Holdings*	213,175	6,653
Health Management Associates, Cl A#	287,600	5,740

		15,158

Industrials — 8.2%
General Cable*	69,030	3,448
Southwest Airlines	465,600	7,045
Spirit Aerosystems Holdings, Cl A*	141,135	4,165
Union Pacific	20,870	2,058
Werner Enterprises#	282,100	5,439

		22,155

Information Technology — 11.0%
Check Point Software Technologies*	137,748	3,110
Compuware*	383,500	3,509
National Semiconductor	183,422	$4,699
NCR*	63,590	2,938
Perot Systems, Cl A*	364,300	6,128
Seagate Technology	124,500	3,349
Tech Data*	56,040	2,089
Tellabs*	337,280	3,535

		29,357

Materials — 6.7%
Abitibi-Consolidated#	515,230	1,463
International Flavors & Fragrances#	71,430	3,343
Louisiana-Pacific	241,690	4,989
MeadWestvaco	126,380	3,848
Rohm & Haas	80,300	4,245

		17,888

Telecommunication Services — 1.1%
Embarq	53,300	2,950

Utilities — 9.4%
Constellation Energy Group	26,348	2,073
Edison International	149,800	7,028
Mirant*	104,500	3,894
NRG Energy*#	50,140	3,321
PG&E	81,720	3,793
Sempra Energy	52,500	3,153
Xcel Energy#	78,280	1,850

		25,112

Total Common Stocks (Cost $224,711)		255,670

AFFILIATED MONEY MARKET FUND — 6.3%
Allegiant Money Market Fund, Class I† (Cost $16,850)	16,850,055	16,850

Total Investments Before Collateral for Loaned Securities – 101.8% (Cost $241,561)		272,520

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 11.3%
Certificate of Deposit — 0.3%
Natexis Banque NY
5.375%, 05/08/07	$692	692

Commercial Paper†† — 0.4%
Morgan Stanley Dean Witter
5.383%, 07/19/07	1,108	1,108

Master Notes — 3.2%
Bank of America
5.383%, 03/01/07	2,770	2,770
Bear Stearns
5.513%, 03/07/07	2,929	2,929
JPMorgan Securities
5.393%, 03/15/07	2,742	2,743

		8,442

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — 1.1%
First Tennessee Bank
5.350%, 04/18/07 (A)	$1,662	$1,662
Liquid Funding LLC
5.356%, 11/30/07 (A)	762	762
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	277	277
5.420%, 03/01/08 (A)	277	277

		2,978

Repurchase Agreements — 6.3%
Bank of America
5.360%, 03/01/07	470	470
Bear Stearns
5.363%, 03/01/07	2,770	2,770
5.413%, 03/01/07	4,155	4,155
Lehman Brothers
5.363%, 03/01/07	9,521	9,520

		16,915

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $30,135)		30,135

TOTAL INVESTMENTS — 113.1% (Cost $271,696)**		302,655

Other Assets & Liabilities – (13.1)%		(35,075)

TOTAL NET ASSETS — 100.0%		$267,580

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $271,696.

Gross unrealized appreciation (000)	$32,277
Gross unrealized depreciation (000)	(1,318)

Net unrealized appreciation (000)	$30,959

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $28,996.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
ADR	— American Depository Receipt
Cl	— Class
LLC	— Limited Liability Company
PLC	— Public Liability Company
REIT	— Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.4%
Consumer Discretionary — 21.7%
American Eagle Outfitters	11,100	$345
Coach*	23,800	1,123
EchoStar Communications, Cl A*	10,700	434
Hilton Hotels	20,300	717
International Game Technology	3,200	132
JC Penney	5,600	454
Liberty Global, Cl A*#	18,900	544
Marriott, Cl A	7,600	364
Nordstrom	10,234	543
Office Depot*	3,500	117
Polo Ralph Lauren	7,100	618
Starwood Hotels & Resorts Worldwide	2,200	145
TJX	34,800	957
Wynn Resorts*#	4,400	431
Yum! Brands#	2,300	133

		7,057

Consumer Staples — 4.5%
Loews Corp—Carolina Group	12,200	879
UST#	10,400	604

		1,483

Energy — 4.9%
Cabot Oil & Gas	6,000	405
Cameron International*	12,900	731
El Paso	9,500	137
National Oilwell Varco*	4,400	307

		1,580

Financials — 9.7%
American Capital Strategies#	18,600	827
CIT Group	6,110	345
E*Trade Financial*	20,900	483
Nationwide Financial Services, Cl A	4,000	215
Northern Trust	4,200	253
T. Rowe Price Group	14,600	680
Thornburg Mortgage REIT#	13,600	344

		3,147

Healthcare — 12.6%
Celgene*#	4,300	229
Coventry Healthcare*	19,900	1,083
Forest Laboratories*	6,900	357
Humana*	7,700	461
Laboratory Corp. of America Holdings*#	13,300	1,061
Thermo Fisher Scientific*	6,900	312
WellCare Health Plans*	7,600	624

		4,127

Industrials — 18.1%
Continental Airlines, Cl B*#	7,200	285
Cooper Industries, Cl A	7,400	679
Manpower	4,400	327
Monster Worldwide*	14,400	718
PACCAR	10,350	719
Precision Castparts	7,800	710
Republic Services	15,800	665
Rockwell Collins	15,110	989
Roper Industries	9,100	483
Stericycle*#	2,500	195
Textron	1,500	$138

		5,908

Information Technology — 15.9%
Akamai Technologies*	10,800	557
Alliance Data Systems*	11,200	669
Autodesk*	3,200	132
Cognizant Technology Solutions, Cl A*	10,995	992
Fiserv*	5,110	271
Linear Technology	7,600	252
Microchip Technology	17,100	609
Network Appliance*	3,700	143
NVIDIA*	10,500	325
ON Semiconductor*#	96,000	943
Paychex	7,100	288

		5,181

Materials — 5.4%
Allegheny Technologies	2,800	287
FMC	4,900	361
Freeport-McMoRan Copper & Gold, Cl B	6,000	344
Grupo Simec SAB de CV, ADR*	22,000	249
Lyondell Chemical	16,300	519

		1,760

Telecommunication Services — 3.4%
American Tower, Cl A*	3,700	143
CenturyTel	13,700	613
NII Holdings*	4,800	340

		1,096

Utilities — 3.2%
AES*	22,591	482
Mirant*	15,900	592

		1,074

Total Common Stocks (Cost $27,532)		32,413

AFFILIATED MONEY MARKET FUND — 0.6%
Allegiant Money Market Fund, Class I† (Cost $178)	178,069	178

Total Investments Before Collateral for Loaned Securities – 100.0% (Cost $27,710)		32,591

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 16.7%
Certificate of Deposit — 0.4%
Natexis Banque NY
5.375%, 05/08/07	$125	125

Commercial Paper†† — 0.7%
Morgan Stanley Dean Witter
5.383%, 07/19/07	199	199

Master Notes — 4.7%
Bank of America
5.383%, 03/01/07	498	498

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Master Notes — continued
Bear Stearns
5.513%, 03/07/07	$527	$527
JPMorgan Securities
5.393%, 03/15/07	493	494

		1,519

Medium Term Notes — 1.6%
First Tennessee Bank
5.350%, 04/18/07 (A)	299	299
Liquid Funding LLC
5.356%, 11/30/07 (A)	137	137
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	50	50
5.420%, 03/01/08 (A)	50	50

		536

Repurchase Agreements — 9.3%
Bank of America
5.360%, 03/01/07	85	85
Bear Stearns
5.363%, 03/01/07	498	498
5.413%, 03/01/07	748	748
Lehman Brothers
5.363%, 03/01/07	1,713	1,713

		3,044

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $5,423)		5,423

TOTAL INVESTMENTS — 116.7% (Cost $33,133)**		38,014

Other Assets & Liabilities – (16.7)%		(5,449)

TOTAL NET ASSETS — 100.0%		$32,565

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $33,242.

Gross unrealized appreciation (000)	$5,120
Gross unrealized depreciation (000)	(348)

Net unrealized appreciation (000)	$4,772

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $5,197.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
ADR	— American Depository Receipt
Cl	— Class
LLC	— Limited Liability Company
REIT	— Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.0%
Consumer Discretionary — 12.0%
Brown Shoe	10,000	$513
Charlotte Russe Holding*	8,400	245
CROCS*#	6,500	317
Deckers Outdoor*#	9,100	593
Interstate Hotels & Resorts*	31,100	212
Movado Group	6,200	183
Phillips-Van Heusen	9,450	518
Stewart Enterprises, Cl A	66,400	525
Triarc, Cl B	37,700	680
United Auto Group#	16,820	369
Wolverine World Wide	22,700	630

		4,785

Consumer Staples — 6.4%
American Oriental Bioengineering*#	51,000	561
Boston Beer, Cl A*	6,000	197
Hain Celestial Group*	12,000	348
J&J Snack Foods	8,400	333
Lancaster Colony	4,000	169
Loews Corp—Carolina Group	2,500	180
USANA Health Sciences*#	13,200	767

		2,555

Energy — 4.1%
Copano Energy LLC	3,200	212
Input/Output*#	52,100	707
Sunoco Logistics Partners#	3,100	174
Tesoro Petroleum	2,340	213
World Fuel Services	7,100	320

		1,626

Financials — 18.7%
American Home Mortgage Investment REIT#	14,850	406
Ares Capital#	40,400	817
Asta Funding#	9,700	321
Capital Trust REIT	15,300	704
Corus Bankshares#	15,220	283
DiamondRock Hospitality REIT	17,100	309
Downey Financial#	6,600	433
FirstFed Financial*#	6,800	389
Hanmi Financial	15,930	311
Newcastle Investment REIT	25,400	749
Ohio Casualty	20,800	620
Patriot Funding Capital#	12,200	174
Preferred Bank	5,450	225
Primus Guaranty*	16,800	213
Safety Insurance Group	6,500	276
Sterling Financial	15,700	516
Tower Group	6,000	205
Zenith National Insurance	10,600	510

		7,461

Healthcare — 13.5%
Air Methods*	11,200	280
Allscripts Healthcare Solutions*#	13,000	352
Amedisys*#	10,700	342
AMERIGROUP*	12,500	414
Centene*	6,400	154
inVentiv Health*	17,640	643
Kendle International*	4,300	149
LifePoint Hospitals*	13,400	490
Medicines*	19,700	$531
Pain Therapeutics*#	43,300	342
Sciele Pharma*	5,000	115
Ventana Medical Systems*	4,100	165
Viropharma*	28,300	453
WellCare Health Plans*	5,140	422
West Pharmceutical Services	12,500	566

		5,418

Industrials — 18.4%
Applied Industrial Technologies	6,650	160
Armor Holdings*	4,000	255
Commercial Vehicle Group*	12,700	246
Continental Airlines, Cl B*#	5,700	226
Ennis	15,100	390
Freightcar America#	9,200	456
Genco Shipping & Trading#	18,500	562
Genlyte Group*	3,660	254
Huron Consulting Group*	9,800	621
II-VI*	22,100	683
Infrasource Services*	17,500	429
Layne Christensen*	16,800	538
Orbital Sciences*	20,000	396
PW Eagle	13,200	439
Regal-Beloit	9,200	416
Skywest	17,200	439
Watson Wyatt Worldwide, Cl A	17,600	846

		7,356

Information Technology — 16.9%
Arris Group*	14,200	187
Blackbaud	11,100	254
Comtech Telecommunications*	13,200	453
Digital River*	9,570	530
Eagle Test Systems*	23,800	421
Forrester Research*	11,200	301
Hittite Microwave*	15,900	667
Intevac*	9,800	267
Mantech International, Cl A*	11,800	407
MPS Group*	27,100	388
Novatel*#	8,100	352
SI International*	9,200	258
Silicon Image*	22,000	194
Smart Modular Technologies*	33,500	363
SRA International*	13,900	329
TIBCO Software*	62,700	567
ValueClick*	20,840	552
Viasat*	8,200	280

		6,770

Materials — 5.7%
AEP Industries*	6,700	304
Buckeye Technologies*	15,900	202
Chaparral Steel	9,000	448
Reliance Steel & Aluminum	4,040	184
Rock-Tenn, Cl A	21,100	685
RTI International Metals*	5,500	475

		2,298

Telecommunication Services — 1.4%
Alaska Communications Systems Group	15,500	227

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — continued
Atlantic Tele-Network	12,100	$341

		568

Utilities — 0.9%
AGL Resources	4,330	177
Nicor	4,000	186

		363

Total Common Stocks (Cost $38,178)		39,200

AFFILIATED MONEY MARKET FUND — 2.5%
Allegiant Money Market Fund, Class I† (Cost $1,009)	1,009,473	1,009

Total Investments Before Collateral for Loaned Securities – 100.5% (Cost $39,187)		40,209

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 20.7%
Certificate of Deposit — 0.5%
Natexis Banque NY
5.375%, 05/08/07	$190	190

Commercial Paper†† — 0.8%
Morgan Stanley Dean Witter
5.383%, 07/19/07	304	304

Master Notes — 5.8%
Bank of America
5.383%, 03/01/07	759	759
Bear Stearns
5.513%, 03/07/07	803	803
JPMorgan Securities
5.393%, 03/15/07	752	751

		2,313

Medium Term Notes — 2.0%
First Tennessee Bank
5.350%, 04/18/07 (A)	455	455
Liquid Funding LLC
5.356%, 11/30/07 (A)	209	209
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	76	76
5.420%, 03/01/08 (A)	76	76

		816

Repurchase Agreements — 11.6%
Bank of America
5.360%, 03/01/07	129	129
Bear Stearns
5.363%, 03/01/07	759	759
5.413%, 03/01/07	1,139	1,139
Lehman Brothers
5.363%, 03/01/07	$2,609	$2,609

		4,636

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $8,259)		8,259

TOTAL INVESTMENTS — 121.2%
(Cost $47,446)**		48,468

Other Assets & Liabilities – (21.2)%		(8,478)

TOTAL NET ASSETS — 100.0%		$39,990

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $47,517.

Gross unrealized appreciation (000)	$2,412
Gross unrealized depreciation (000)	(1,461)

Net unrealized appreciation (000)	$951

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $8,052.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
Cl	— Class
LLC	— Limited Liability Company
REIT	— Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Focused Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.8%
Consumer Discretionary — 9.9%
Asbury Automotive Group	3,600	$96
FTD Group	4,000	78
Group 1 Automotive	2,600	120
Interstate Hotels & Resorts*	11,000	75
Perry Ellis International*	3,400	104
Wolverine World Wide	7,900	219

		692

Consumer Staples — 10.3%
Del Monte Foods	15,100	174
NBTY*	5,100	248
Performance Food Group*	7,200	212
Seaboard	40	86

		720

Energy — 2.9%
Grey Wolf*	29,700	198

Financials — 30.9%
Arch Capital Group*	3,000	193
Capital Trust REIT	1,800	83
Central Pacific Financial	3,900	147
Citizens Banking	1,197	27
Delphi Financial Group, Cl A	5,500	216
DiamondRock Hospitality REIT	6,800	123
FelCor Lodging Trust REIT	7,400	174
Franklin Bank*#	7,300	135
Glacier Bancorp	7,050	172
Inland Real Estate REIT#	4,800	92
Meadowbrook Insurance Group*	10,600	112
MI Developments, Cl A#	2,900	107
Nara Bancorp	4,900	91
NorthStar Realty Finance REIT	7,300	111
Ocwen Financial*#	8,800	102
Piper Jaffray*	1,000	65
United Bankshares	3,400	121
Webster Financial	1,700	84

		2,155

Healthcare — 10.1%
AMERIGROUP*	2,600	86
Apria Healthcare Group*	3,700	118
Perrigo	10,500	176
Sierra Health Services*	3,100	115
Viropharma*	4,300	69
West Pharmceutical Services	3,100	140

		704

Industrials — 12.9%
Accuride*	11,800	158
ExpressJet Holdings*	9,100	66
Korn/Ferry International*	6,700	155
Pinnacle Airlines*	9,300	167
Regal-Beloit	2,600	118
URS*	3,800	158
Viad	2,000	74

		896

Information Technology — 10.6%
Agilysys	8,000	168
Arris Group*	14,400	189
Informatica*	6,800	88
LoJack*	5,400	103
MPS Group*	13,200	189

		737

Materials — 2.3%
Commercial Metals	2,600	71
PolyOne*	13,700	92

		163

Telecommunication Services — 2.0%
CT Communications	5,800	137

Utilities — 5.9%
Cleco	9,200	241
WGL Holdings	5,400	170

		411

Total Common Stocks (Cost $6,312)		6,813

EXCHANGE TRADED FUND — 1.0%
iShares Russell 2000® Index Fund	900	71

(Cost $73)

AFFILIATED MONEY MARKET FUND — 2.0%
Allegiant Money Market Fund, Class I†	138,550	139

(Cost $139)

Total Investments Before Collateral for Loaned Securities – 100.8% (Cost $6,524)		7,023

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 5.8%
Certificate of Deposit — 0.1%
Natexis Banque NY
5.375%, 05/08/07	$9	9

Commercial Paper†† — 0.2%
Morgan Stanley Dean Witter
5.383%, 07/19/07	15	15

Master Notes — 1.6%
Bank of America
5.383%, 03/01/07	37	37
Bear Stearns
5.513%, 03/07/07	39	39
JPMorgan Securities
5.393%, 03/15/07	37	37

		113

Medium Term Notes — 0.6%
First Tennessee Bank
5.350%, 04/18/07 (A)	22	22
Liquid Funding LLC
5.356%, 11/30/07 (A)	10	10
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	4	4
5.420%, 03/01/08 (A)	4	4

		40

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 3.3%
Bank of America 5.360%, 03/01/07	$6	$6
Bear Stearns
5.363%, 03/01/07	37	37
5.413%, 03/01/07	56	56
Lehman Brothers 5.363%, 03/01/07	127	127

		226

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $403)		403

TOTAL INVESTMENTS — 106.6%
(Cost $6,927)**		7,426

Other Assets & Liabilities – (6.6)%		(457)

TOTAL NET ASSETS — 100.0%		$6,969

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $6,927.

Gross unrealized appreciation (000)	$709
Gross unrealized depreciation (000)	(210)

Net unrealized appreciation (000)	$499

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $381.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
Cl	— Class
LLC	— Limited Liability Company
REIT	— Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.1%
Consumer Discretionary — 15.3%
Asbury Automotive Group	1,800	$48
Brown Shoe	1,700	87
Carter’s*	1,500	36
DeVry	2,900	80
DSW, Cl A*#	1,800	72
Gymboree*	1,300	49
Hibbett Sports*	940	29
Movado Group	800	24
Oakley#	4,210	88
Priceline.com*#	2,400	126
Quiksilver*	2,670	37
Steiner Leisure*	1,250	57
Texas Roadhouse, Cl A*	6,800	100
Zumiez*#	1,800	61

		894

Consumer Staples — 2.7%
American Oriental Bioengineering*#	3,500	38
Chattem*#	1,700	91
USANA Health Sciences*#	500	29

		158

Energy — 4.6%
ATP Oil & Gas*#	2,500	103
Frontier Oil	1,280	38
Input/Output*#	2,200	30
Markwest Hydrocarbon	1,100	69
W-H Energy Services*	700	29

		269

Financials — 9.4%
Advanta, Cl B	1,300	54
Capital Southwest	100	14
Capital Trust REIT	1,000	46
Cascade Bancorp#	2,125	55
City Bank	750	24
Equity Lifestyle Properties REIT	1,000	56
Frontier Financial#	1,800	47
National Retail Properties REIT*	2,300	56
Potlatch REIT	900	41
PS Business Parks REIT	1,000	72
Sterling Bancshares	2,550	29
Tower Group	900	31
Washington Real Estate Investment Trust REIT#	700	28

		553

Healthcare — 20.8%
American Medical Systems Holdings*	5,500	112
AMN Healthcare Services*	1,600	44
Aspect Medical Systes*#	2,600	42
China Medical Technologies, ADR*#	2,200	55
Digene*	1,300	61
HealthExtras*#	2,002	53
Illumina*#	2,100	71
Immucor*	900	27
inVentiv Health*#	2,300	84
Kendle International*	700	24
Lifecell*#	3,300	79
LifePoint Hospitals*	2,200	80
Martek Biosciences*#	1,200	27
Medicines*	1,200	32
Nighthawk Radiology Holdings*#	1,200	$25
OSI Pharmaceuticals*#	1,900	66
Parexel International*	1,300	44
Psychiatric Solutions*#	1,440	58
Ventana Medical Systems*	1,380	56
Viasys Healthcare*	2,400	74
Viropharma*	2,400	38
WellCare Health Plans*	800	66

		1,218

Industrials — 14.4%
American Reprographics*	700	23
Ceradyne*	1,600	83
Dynamic Materials	3,500	110
Ennis	2,100	54
Freightcar America#	1,800	89
Gardner Denver*	800	27
Genesee & Wyoming, Cl A*	2,300	60
Genlyte Group*	800	56
Heartland Express#	1,700	28
Heico#	1,100	40
Kaydon#	1,400	61
Kenexa*#	900	30
Kforce*	2,300	31
Labor Ready*	1,690	31
Waste Connections*	660	29
Watson Wyatt Worldwide, Cl A	1,900	91

		843

Information Technology — 18.0%
ANSYS*#	1,130	58
Atheros Communications*#	2,300	58
CommScope*	700	27
Cybersource*	3,500	43
Daktronics	1,200	32
Diodes*	1,400	52
Forrester Research*	2,000	54
Hittite Microwave*	1,600	67
Ibasis*	6,600	67
Informatica*	3,350	43
InterDigital Communications*	2,200	76
Intevac*	700	19
j2 Global Communications*	1,500	36
Merix*#	4,700	42
MPS Group*	4,200	60
Silicon Image*	5,400	48
Tessera Technologies*	2,200	89
Trident Microsystems Inc*	2,400	53
ValueClick*	2,900	77
Zoran*	3,300	54

		1,055

Materials — 6.2%
AEP Industries*	900	41
Airgas	1,310	54
Aptargroup	400	26
Chaparral Steel	800	40
Pioneer*	1,800	56
Rock-Tenn, Cl A	2,200	71
RTI International Metals*	900	78

		366

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — 1.7%
Dobson Communications, Cl A*	8,600	$77
SBA Communications, Cl A*	1,000	27

		104

Utilities — 2.0%
Avista	2,900	68
Idacorp	1,400	49

		117

Total Common Stocks (Cost $5,098)		5,577

EXCHANGE TRADED FUND — 1.1%
iShares Russell 2000® Index Fund# (Cost $64)	800	63

AFFILIATED MONEY MARKET FUND — 3.9%
Allegiant Money Market Fund, Class I† (Cost $226)	226,139	226

Total Investments Before Collateral for Loaned Securities – 100.1% (Cost $5,388)		5,866

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 30.7%
Certificate of Deposit — 0.7%
Natexis Banque NY
5.375%, 05/08/07	$41	41

Commercial Paper†† — 1.1%
Morgan Stanley Dean Witter
5.383%, 07/19/07	66	66

Master Notes — 8.6%
Bank of America
5.383%, 03/01/07	166	166
Bear Stearns
5.513%, 03/07/07	175	175
JPMorgan Securities
5.393%, 03/15/07	164	164

		505

Medium Term Notes — 3.0%
First Tennessee Bank
5.350%, 04/18/07 (A)	99	99
Liquid Funding LLC
5.356%, 11/30/07 (A)	46	45
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	17	17
5.420%, 03/01/08 (A)	17	17

		178

Repurchase Agreements — 17.3%
Bank of America
5.360%, 03/01/07	28	28
Bear Stearns
5.363%, 03/01/07	166	166
5.413%, 03/01/07	248	249
Lehman Brothers 5.363%, 03/01/07	$569	$569

		1,012

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $1,802)		1,802

TOTAL INVESTMENTS — 130.8%
(Cost $7,190)**		7,668

Other Assets & Liabilities – (30.8)%		(1,806)

TOTAL NET ASSETS — 100.0%		$5,862

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $7,196.

Gross unrealized appreciation (000)	$650
Gross unrealized depreciation (000)	(178)

Net unrealized appreciation (000)	$472

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,737.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
ADR	— American Depository Receipt
Cl	— Class
LLC	— Limited Liability Company
REIT	— Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 15.9%
Asbury Automotive Group	374,311	$9,998
Building Material Holding#	65,000	1,351
CEC Entertainment*	58,820	2,508
Charlotte Russe Holding*	108,300	3,161
Charming Shoppes*	704,255	8,782
FTD Group#	171,200	3,314
Group 1 Automotive#	194,400	8,995
Helen of Troy*	223,600	5,179
Interstate Hotels & Resorts*	373,800	2,542
Maidenform Brands*	307,209	5,625
Matthews International#	94,560	3,783
Oxford Industries	128,480	6,346
Perry Ellis International*	207,150	6,329
RC2*	260,402	10,291
Regis	252,900	10,642
Shoe Carnival*	124,400	3,756
Stride Rite	71,900	1,161
United Retail Group*	128,300	1,774
Wolverine World Wide	295,500	8,200

		103,737

Consumer Staples — 6.3%
Chattem*#	189,100	10,092
Nash Finch#	96,140	2,890
NBTY*	172,300	8,388
Performance Food Group*	321,700	9,481
Prestige Brands Holdings*	322,600	3,697
Seaboard	3,175	6,826

		41,374

Energy — 4.2%
Grey Wolf*#	1,200,000	8,028
Oceaneering International*	86,480	3,411
OMI#	372,661	8,299
Sabine Royalty Trust#	26,100	1,045
Vaalco Energy*	981,793	6,313

		27,096

Financials — 30.0%
Agree Realty REIT	35,800	1,211
Ashford Hospitality Trust REIT	418,931	5,195
Assured Guaranty	166,900	4,723
Bancfirst	22,400	1,053
BioMed Realty Trust REIT	192,954	5,393
Bristol West Holdings	258,430	4,200
Chittenden	60,000	1,835
Citizens Banking	42,518	965
City Holding	51,252	2,016
Corporate Office Properties Trust REIT#	197,248	10,064
Delphi Financial Group, Cl A	240,100	9,434
Digital Realty Trust REIT#	321,339	12,738
Downey Financial#	19,600	1,285
EMC Insurance Group	98,400	2,682
FBL Financial Group, Cl A	49,900	1,943
First Niagara Financial Group	662,677	9,410
First Potomac Realty Trust REIT#	148,955	4,461
First Regional Bancorp*	36,300	1,142
Glacier Bancorp	269,603	6,592
Hanmi Financial	315,700	6,166
Highland Hospitality REIT	362,291	5,945
IBERIABANK	69,136	3,735
Intervest Bancshares*	82,000	$2,303
MAF Bancorp#	113,748	5,033
Meadowbrook Insurance Group*	370,834	3,905
Nara Bancorp	191,000	3,535
National Penn Bancshares#	113,500	2,117
NBT Bancorp	91,500	2,052
NewAlliance Bancshares#	199,176	3,147
NorthStar Realty Finance REIT	219,892	3,336
Ocwen Financial*#	554,715	6,451
Piper Jaffray*	142,800	9,298
Primus Guaranty*	160,700	2,036
SeaBright Insurance Holdings*	202,100	3,797
Senior Housing Properties Trust REIT#	291,100	6,969
South Financial Group#	227,543	6,094
Southwest Bancorp	66,300	1,688
Sterling Bancshares	728,805	8,425
Sterling Financial	207,800	6,835
Tower Group#	112,279	3,838
United America Indemnity*	294,764	6,962
Washington Real Estate Investment Trust REIT#	71,600	2,863
Zenith National Insurance	58,000	2,793

		195,665

Healthcare — 8.4%
Air Methods*	165,800	4,143
AMERIGROUP*	90,000	2,977
Amsurg*	53,100	1,224
Apria Healthcare Group*	202,200	6,440
Aspreva Pharmaceuticals*#	216,685	4,754
HealthTronics*	294,700	1,818
inVentiv Health*#	170,600	6,222
LifePoint Hospitals*	78,300	2,866
Molina Healthcare*	113,500	3,537
Perrigo	534,900	8,933
Res-Care*	158,700	2,828
Viropharma*	553,000	8,848

		54,590

Industrials — 11.0%
Accuride*	233,300	3,126
Commercial Vehicle Group*	167,900	3,256
ExpressJet Holdings*	1,018,400	7,363
Freightcar America#	27,500	1,362
Hurco#	74,700	2,889
Insteel Industries#	297,400	5,475
Korn/Ferry International*#	420,900	9,714
Labor Ready*	567,046	10,417
M&F Worldwide*	115,200	4,464
Pinnacle Airlines*#	319,700	5,739
Rush Enterprises, Cl A*	99,219	1,843
Viad	208,100	7,758
Waste Connections*	186,280	8,237

		71,643

Information Technology — 13.1%
Actuate*	354,500	1,879
Agilysys	187,800	3,944
Arris Group*	798,000	10,486
Ciber*	203,500	1,431
Global Imaging Systems*	293,892	5,898
Interwoven*	132,200	2,012
Mantech International, Cl A*	196,700	6,776
MPS Group*	767,900	10,996

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Perot Systems, Cl A*	147,500	$2,481
SI International*	218,400	6,120
SonicWALL*	558,217	4,868
Sybase*	162,570	4,063
SYNNEX*	216,300	4,088
Tech Data*	122,880	4,581
TIBCO Software*	669,300	6,057
TTM Technologies*	631,081	7,156
Zygo*	163,200	2,609

		85,445

Materials — 1.7%
Gerdau Ameristeel#	302,200	3,324
Grupo Simec SAB de CV, ADR*#	246,768	2,789
PolyOne*	733,300	4,920

		11,033

Telecommunication Services — 2.0%
CT Communications#	308,500	7,271
Premiere Global Services*	538,920	5,616

		12,887

Utilities — 5.5%
Cleco	373,100	9,775
El Paso Electric*	241,700	5,690
New Jersey Resources#	174,718	8,629
Westar Energy	110,000	2,956
WGL Holdings	276,500	8,715

		35,765

Total Common Stocks (Cost $570,193)		639,235

AFFILIATED MONEY MARKET FUND — 0.7%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $4,561)	4,560,720	4,561

Total Investments Before Collateral for Loaned Securities – 98.8% (Cost $574,754)		643,796

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 18.9%

Certificate of Deposit — 0.4%
Natexis Banque NY
5.375%, 05/08/07	$2,839	2,838

Commercial Paper†† — 0.7%
Morgan Stanley Dean Witter
5.383%, 07/19/07	4,542	4,541

Master Notes — 5.3%
Bank of America
5.383%, 03/01/07	11,354	11,354
Bear Stearns
5.513%, 03/07/07	12,007	12,007
JPMorgan Securities
5.393%, 03/15/07	11,241	11,241

		34,602

Medium Term Notes — 1.9%
First Tennessee Bank
5.350%, 04/18/07 (A)	$6,813	$6,813
Liquid Funding LLC
5.356%, 11/30/07 (A)	3,122	3,122
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	1,135	1,136
5.420%, 03/01/08 (A)	1,135	1,135

		12,206

Repurchase Agreements — 10.6%
Bank of America
5.360%, 03/01/07	1,926	1,926
Bear Stearns
5.363%, 03/01/07	11,354	11,354
5.413%, 03/01/07	17,031	17,031
Lehman Brothers
5.363%, 03/01/07	39,025	39,026

		69,337

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $123,524)		123,524

TOTAL INVESTMENTS — 117.7% (Cost $698,278)**		767,320

Other Assets & Liabilities – (17.7)%		(115,450)

TOTAL NET ASSETS — 100.0%		$651,870

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $699,330.

Gross unrealized appreciation (000)	$88,850
Gross unrealized depreciation (000)	(20,860)

Net unrealized appreciation (000)	$67,990

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $118,852.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
ADR	— American Depository Receipt
Cl	— Class
LLC	— Limited Liability Company
REIT	— Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell Mini	68	$5,404	03/16/07	$22

Cash in the amount of $183,600 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.5%
Consumer Discretionary — 10.2%
Amazon.com*	2,996	$117
Apollo Group, Cl A*	1,018	48
AutoNation*	3,240	71
AutoZone*	374	47
Bed Bath & Beyond*	2,966	118
Best Buy	5,108	237
Big Lots*	1,579	40
Black & Decker	671	57
Brunswick	1,988	65
Carnival	6,419	298
CBS, Cl B	12,621	383
Centex#	1,712	79
Circuit City Stores	3,047	58
Clear Channel Communications	7,122	258
Coach*	4,157	196
Comcast, Cl A*	45,028	1,158
D. R. Horton	2,249	57
Darden Restaurants	1,368	56
Dillard’s, Cl A	1,318	44
DIRECTV Group*	11,119	251
Dollar General	4,501	76
Dow Jones#	1,367	49
Eastman Kodak#	5,385	129
EW Scripps, Cl A	1,201	54
Family Dollar Stores	2,186	63
Federated Department Stores	7,912	353
Ford Motor#	31,499	250
Fortune Brands	2,183	176
Gannett	3,645	223
Gap	7,600	146
General Motors#	8,734	279
Genuine Parts	2,885	141
Goodyear Tire & Rubber*#	3,542	87
H&R Block#	2,916	64
Harley-Davidson#	3,345	220
Harman International Industries	624	62
Harrah’s Entertainment	2,683	227
Hasbro	2,291	65
Hilton Hotels	5,576	197
Home Depot#	28,667	1,135
IAC/InterActiveCorp*#	3,219	126
International Game Technology	3,946	163
Interpublic Group*	6,364	80
JC Penney	3,245	263
Johnson Controls	3,155	296
Jones Apparel Group	2,288	75
KB Home#	1,132	56
Kohl’s*	4,234	292
Leggett & Platt	3,876	92
Lennar, Cl A#	1,988	98
Limited Brands	4,933	137
Liz Claiborne	918	41
Lowe’s#	20,816	678
Marriott, Cl A	4,848	232
Mattel	5,501	143
McDonald’s	17,839	780
McGraw-Hill	4,808	311
Meredith	563	33
New York Times, Cl A#	2,923	72
Newell Rubbermaid	4,494	138
News	33,763	761
Nike, Cl B	2,457	257
Nordstrom	3,299	$175
Office Depot*	4,016	134
OfficeMax	1,613	84
Omnicom Group	2,209	229
Polo Ralph Lauren	800	70
Pulte Homes#	3,047	90
RadioShack	980	24
Sears Holdings*#	1,199	216
Sherwin-Williams	1,614	107
Snap-On Tools	841	42
Stanley Works	1,425	79
Staples	9,634	251
Starbucks*#	9,819	303
Starwood Hotels & Resorts Worldwide	3,058	201
Target	12,389	762
Tiffany	1,437	63
Time Warner#	58,365	1,188
TJX	5,235	144
Tribune#	3,464	104
Univision Communications, Cl A*	3,638	131
VF	1,289	103
Viacom, Cl B*	10,086	394
Walt Disney	29,836	1,022
Wendy’s	1,379	44
Whirlpool	1,439	127
Wyndham Worldwide*	3,477	122
Yum! Brands#	3,391	197

		19,164

Consumer Staples — 8.9%
Altria Group	30,231	2,548
Anheuser-Busch	10,443	513
Archer-Daniels-Midland	9,480	326
Avon Products	5,493	201
Brown-Forman, Cl B	847	55
Campbell Soup	2,538	104
Clorox	1,755	111
Coca-Cola	29,412	1,373
Coca-Cola Enterprises	5,599	112
Colgate-Palmolive	7,000	471
ConAgra Foods	8,364	211
Constellation Brands, Cl A*	3,030	71
Costco Wholesale	6,992	391
CVS	11,879	373
Dean Foods*	1,929	87
Estee Lauder, Cl A	1,296	62
General Mills	4,949	279
H.J. Heinz	4,752	218
Hershey	2,073	110
Kellogg	3,103	155
Kimberly-Clark	6,611	450
Kroger	11,786	303
McCormick & Company	1,372	53
Molson Coors Brewing	990	84
Pepsi Bottling Group	996	31
PepsiCo	23,329	1,473
Procter & Gamble	45,113	2,864
Reynolds American#	2,735	167
Safeway	7,212	249
Sara Lee	12,934	213
Supervalu	4,357	161
SYSCO	8,044	265
Tyson Foods, Cl A	5,457	100

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
UST#	2,321	$135
Walgreen	13,853	619
Wal-Mart Stores	34,887	1,685
Whole Foods Market	2,062	98
Wm. Wrigley Jr.	2,702	135

		16,856

Energy — 9.2%
Anadarko Petroleum	5,948	239
Apache	4,440	304
Baker Hughes	4,626	301
BJ Services	3,335	89
Chesapeake Energy	4,906	150
Chevron	31,445	2,157
ConocoPhillips	24,401	1,596
Consol Energy	2,633	94
Devon Energy	5,771	379
El Paso	10,174	146
ENSCO International	2,190	110
EOG Resources	2,946	200
ExxonMobil	84,222	6,037
Halliburton	14,503	448
Hess	4,467	237
Kinder Morgan	1,547	164
Marathon Oil	5,412	491
Murphy Oil	2,022	105
Nabors Industries*#	3,482	104
National Oilwell Varco*	2,255	157
Noble	1,798	126
Occidental Petroleum	12,427	574
Peabody Energy	3,805	154
Rowan	1,592	49
Schlumberger#	16,995	1,067
Smith International	2,305	94
Spectra Energy	9,056	233
Sunoco	1,775	115
TransOcean*	4,217	323
Valero Energy	8,721	503
Weatherford International*	4,900	197
Williams	8,601	232
XTO Enegy	4,406	228

		17,403

Financials — 21.4%
ACE	5,297	297
AFLAC	7,132	337
Allstate	9,547	573
Ambac Financial Group	1,149	101
American Express	17,056	970
American International Group	37,165	2,494
Ameriprise Financial	3,490	204
AON	4,466	168
Apartment Investment & Management, Cl A REIT	1,819	107
Archstone-Smith Trust REIT	3,149	178
AvalonBay Communities REIT	1,133	156
Bank of America	65,372	3,325
Bank of New York	11,023	448
BB&T#	8,353	355
Bear Stearns	1,774	270
Boston Properties REIT	1,847	222
Capital One Financial	5,442	419
CB Richard Ellis Group, Cl A*	2,665	$89
Charles Schwab	14,753	273
Chicago Mercantile Exchange Holdings	499	269
Chubb	6,314	322
Cincinnati Financial	3,344	144
CIT Group	3,347	189
Citigroup	71,415	3,599
Comerica	2,814	170
Commerce Bancorp#	1,907	64
Compass Bancshares	1,872	129
Countrywide Financial	7,764	297
E*Trade Financial*	6,158	142
Equity Residential REIT	4,213	214
Fannie Mae	14,316	812
Federated Investors, Cl B	652	23
Fifth Third Bancorp	8,614	347
First Horizon National#	2,696	116
Franklin Resources	2,404	282
Freddie Mac	9,996	642
Genworth Financial, Cl A	7,127	252
Goldman Sachs	6,142	1,238
Hartford Financial Services	4,884	462
Hudson City Bancorp	7,193	96
Huntington Bancshares	4,615	107
Janus Capital Group#	2,858	61
JPMorgan Chase	50,728	2,506
KeyCorp	6,563	248
Kimco Realty REIT	3,260	164
Legg Mason	1,895	195
Lehman Brothers Holdings	7,645	560
Lincoln National	4,549	310
Loews	6,591	286
M&T Bank	1,117	134
Marsh & McLennan	7,949	234
Marshall & Ilsley	3,679	175
MBIA	1,944	129
Mellon Financial	5,940	258
Merrill Lynch	12,751	1,067
MetLife#	10,965	692
MGIC Investment	1,197	72
Moody’s	2,768	179
Morgan Stanley	15,269	1,144
National City	9,236	350
Northern Trust	2,703	163
Plum Creek Timber REIT	3,109	123
PNC Financial Services Group	4,550	334
Principal Financial Group	3,891	237
Progressive	8,998	206
Prologis REIT	3,569	236
Prudential Financial#	6,880	626
Public Storage REIT	1,767	179
Realogy*	3,588	106
Regions Financial	11,438	410
Safeco#	1,876	125
Simon Property Group REIT	3,191	360
SLM	5,224	223
Sovereign Bancorp	5,184	131
State Street	4,790	314
SunTrust Banks	5,347	451
Synovus Financial	4,687	152
T. Rowe Price Group	3,802	177
Torchmark	1,414	90
Travelers	10,621	539

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
U.S. Bancorp	25,909	$924
UnumProvident	6,599	141
Vornado Realty Trust REIT#	1,862	237
Wachovia	28,073	1,554
Washington Mutual	14,675	632
Wells Fargo	49,125	1,705
XL Capital, Cl A#	3,048	216
Zions Bancorp	1,542	132

		40,389

Healthcare — 12.0%
Abbott Laboratories	22,139	1,209
Aetna	7,529	333
Allergan	2,350	263
AmerisourceBergen	2,783	147
Amgen*	17,190	1,105
Applied Biosystems Group—Applera	3,006	93
Barr Pharmaceuticals*	2,043	108
Bausch & Lomb	533	28
Baxter International	9,797	490
Becton Dickinson	3,742	284
Biogen Idec*	4,863	220
Biomet	3,499	148
Boston Scientific*	18,060	295
Bristol-Myers Squibb	28,582	754
C.R. Bard	1,758	140
Cardinal Health	6,274	440
Caremark Rx	5,804	357
Celgene*#	5,749	306
CIGNA	1,479	211
Coventry Healthcare*	2,624	143
Eli Lilly	14,200	748
Express Scripts*	1,518	114
Forest Laboratories*	4,970	257
Genzyme*	4,088	253
Gilead Sciences*	6,884	493
Health Management Associates, Cl A#	3,826	76
Hospira*	2,774	106
Humana*	2,743	164
IMS Health	2,918	84
Johnson & Johnson	42,213	2,662
King Pharmaceuticals*	3,506	65
Laboratory Corp. of America Holdings*#	1,939	155
Manor Care	1,066	57
McKesson	4,047	226
Medco Health Solutions*	3,940	266
Medimmune*	3,450	110
Medtronic#	16,847	848
Merck	31,315	1,383
Millipore*#	985	70
Mylan Laboratories	3,816	81
Patterson*	1,812	61
PerkinElmer	1,773	42
Pfizer	104,007	2,596
Quest Diagnostics	2,411	123
Schering-Plough#	21,385	502
St Jude Medical*	5,641	224
Stryker	4,293	266
Tenet Healthcare*	5,292	36
Thermo Fisher Scientific*	5,886	266
UnitedHealth Group	19,575	1,022
Varian Medical Systems*	1,862	86
Waters*	1,717	$93
Watson Pharmaceuticals*	1,478	39
WellPoint*	8,943	710
Wyeth Pharmaceuticals	19,538	956
Zimmer Holdings*	3,890	328

		22,642

Industrials — 10.5%
3M	10,621	787
Allied Waste Industries*	5,431	70
American Standard	1,902	101
Avery Dennison	1,361	90
Boeing	11,405	995
Burlington Northern Santa Fe	5,181	410
Caterpillar	9,383	604
Cintas	1,520	61
Cooper Industries, Cl A	1,311	120
CSX	6,277	236
Cummins	987	133
Danaher	3,043	218
Deere	3,335	362
Dover	2,945	141
Eaton	2,149	174
Emerson Electric	11,573	499
Equifax	1,804	70
FedEx	4,422	505
Fluor	1,270	107
General Dynamics	5,449	417
General Electric	148,497	5,185
Goodrich	2,093	103
Honeywell International	11,778	547
Illinois Tool Works	6,050	313
Ingersoll-Rand, Cl A	4,422	192
ITT Industries	2,246	133
L-3 Communications Holdings	1,392	121
Lockheed Martin	5,136	500
Masco	6,557	196
Monster Worldwide*	1,852	92
Norfolk Southern	5,725	271
Northrop Grumman	5,444	391
PACCAR	3,869	269
Pall	1,765	61
Parker Hannifin	1,701	140
Pitney Bowes	2,728	130
Raytheon	6,722	360
Robert Half	2,417	94
Rockwell Automation	2,454	152
Rockwell Collins	1,914	125
RR Donnelley & Sons	4,171	151
Ryder System	1,315	68
Southwest Airlines	11,421	173
Terex*	1,466	97
Textron	1,809	167
Tyco International	28,688	884
Union Pacific	4,061	401
United Parcel Service, Cl B	15,485	1,087
United Technologies	14,148	929
W.W. Grainger	1,054	81
Waste Management	8,101	276

		19,789

Information Technology — 14.1%
ADC Telecommunications*	1,707	28

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Adobe Systems*	8,397	$330
Advanced Micro Devices*	7,913	119
Affiliated Computer Services, Cl A*#	1,125	58
Agilent Technologies*	5,894	187
Altera*	5,219	110
Analog Devices	4,933	179
Apple Computer*	12,267	1,038
Applied Materials#	20,034	372
Autodesk*	2,776	114
Automatic Data Processing	7,593	378
Avaya*	6,550	80
BMC Software*	2,958	91
Broadcom, Cl A*	6,764	231
CA	5,923	154
Ciena*	1,217	38
Cisco Systems*	87,723	2,276
Citrix Systems*	1,711	55
Cognizant Technology Solutions, Cl A*	1,494	135
Computer Sciences*	2,978	158
Compuware*	5,080	46
Convergys*	1,987	51
Corning*	22,564	465
Dell*	31,398	717
eBay*	15,198	487
Electronic Arts*	4,221	213
Electronic Data Systems	7,928	222
EMC*	31,768	443
Fidelity National Information Services	2,037	94
First Data	9,490	242
Fiserv*	1,810	96
Google, Cl A*	3,069	1,379
Hewlett-Packard	39,508	1,556
Intel#	83,171	1,651
International Business Machines	21,485	1,998
Intuit*	3,987	118
Jabil Circuit	2,045	55
JDS Uniphase*#	3,045	49
Juniper Networks Inc*	8,160	154
KLA-Tencor	2,644	137
Lexmark International, Cl A*	983	60
Linear Technology	4,311	143
LSI Logic*#	5,778	59
Maxim Integrated Products	4,626	151
Micron Technology*	11,872	141
Microsoft	125,299	3,530
Molex	2,045	60
Motorola	34,870	646
National Semiconductor	3,182	82
NCR*	2,570	119
Network Appliance*	4,843	187
Novell*	4,936	33
Novellus Systems*	1,783	57
NVIDIA*	4,663	145
Oracle*#	56,207	923
Paychex	4,275	174
PMC-Sierra*#	3,026	20
QLogic*	1,138	20
Qualcomm	23,259	937
Sabre Holdings, Cl A	1,909	62
SanDisk*	2,698	98
Sanmina*	11,541	43
Solectron*	19,808	64
Sun Microsystems*	50,767	$311
Symantec*	12,090	207
Tektronix	1,184	34
Tellabs*	6,372	67
Teradyne*#	2,737	44
Texas Instruments	21,404	663
Unisys*	7,019	60
VeriSign*	3,535	89
Western Union	11,056	240
Xerox*	13,923	240
Xilinx	4,850	124
Yahoo!*	16,396	506

		26,643

Materials — 3.2%
Air Products & Chemicals	3,416	256
Alcoa	13,390	447
Allegheny Technologies	1,452	149
Ashland	1,238	81
Ball	842	39
Bemis	1,999	66
Dow Chemical	14,694	644
E.I. duPont de Nemours	13,267	673
Eastman Chemical	1,757	104
Ecolab	1,937	82
Freeport-McMoRan Copper & Gold, Cl B	3,150	181
Hercules*	1,653	33
International Flavors & Fragrances	727	34
International Paper	7,372	265
MeadWestvaco	3,924	120
Monsanto	7,837	413
Newmont Mining	6,029	272
Nucor	3,881	236
Pactiv*	1,330	43
Phelps Dodge	2,942	367
PPG Industries	2,725	181
Praxair	4,383	270
Rohm & Haas	2,292	121
Sealed Air#	1,162	75
Sigma-Aldrich	1,249	51
Temple-Inland	2,317	139
United States Steel	1,952	173
Vulcan Materials	1,362	159
Weyerhaeuser#	3,941	338

		6,012

Telecommunication Services — 3.7%
Alltel	5,932	359
AT&T	91,171	3,355
CenturyTel	2,091	94
Citizens Communications	6,972	105
Embarq	2,938	163
Qwest Communications*	23,195	206
Sprint Nextel	43,589	840
Verizon Communications	43,058	1,612
Windstream	10,326	155

		6,889

Utilities — 3.3%
AES*	9,655	206
Allegheny Energy*	2,383	113
Ameren	3,034	159
American Electric Power	5,708	256

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
CenterPoint Energy	3,258	$58
CMS Energy	2,155	38
Consolidated Edison	3,257	158
Constellation Energy Group	2,596	204
Dominion Resources	5,158	441
DTE Energy	2,380	110
Duke Energy	18,295	360
Dynegy, Cl A*	4,268	35
Edison International	4,699	221
Entergy	2,994	296
Exelon	9,678	638
FirstEnergy	4,130	259
FPL Group	5,794	342
Integrys Energy Group	1,308	73
KeySpan	2,265	93
Nicor	323	15
NiSource	2,903	69
PG&E	4,681	217
Pinnacle West Capital	1,020	48
PPL	5,142	196
Progress Energy	3,012	147
Progress Energy CVO*	2,575	—
Public Service Enterprise Group	3,311	248
Questar	1,465	123
Sempra Energy	3,633	218
Southern	10,028	359
TECO Energy	2,510	42
TXU	6,624	438
Xcel Energy#	5,213	123

		6,303

Total Common Stocks (Cost $133,013)		182,090

EXCHANGE TRADED FUNDS — 1.5%
iShares S&P 500® Index Fund#	10,000	1,413
S&P Depository Receipt, Trust Series 1#	10,000	1,410

Total Exchange Traded Funds (Cost $2,824)		2,823

RIGHTS — 0.0%
Information Technology — 0.0%
Seagate	5,934	—

(Cost $ – )

AFFILIATED MONEY MARKET FUND — 1.7%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $3,254)	3,253,767	3,254

Total Investments Before Collateral for Loaned Securities – 99.7% (Cost $139,091)		188,167

	Par (000)	Value (000)

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 7.3%
Certificate of Deposit — 0.2%
Natexis Banque NY
5.375%, 05/08/07	$316	$317

Commercial Paper†† — 0.3%
Morgan Stanley Dean Witter
5.383%, 07/19/07	506	506

Master Notes — 2.0%
Bank of America
5.383%, 03/01/07	1,266	1,266
Bear Stearns
5.513%, 03/07/07	1,339	1,339
JPMorgan Securities
5.393%, 03/15/07	1,253	1,253

		3,858

Medium Term Notes — 0.7%
First Tennessee Bank
5.350%, 04/18/07 (A)	760	760
Liquid Funding LLC
5.356%, 11/30/07 (A)	348	348
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	127	126
5.420%, 03/01/08 (A)	127	127

		1,361

Repurchase Agreements — 4.1%
Bank of America
5.360%, 03/01/07	215	214
Bear Stearns
5.363%, 03/01/07	1,266	1,266
5.413%, 03/01/07	1,899	1,899
Lehman Brothers
5.363%, 03/01/07	4,351	4,351

		7,730

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $13,772)		13,772

TOTAL INVESTMENTS — 107.0%
(Cost $152,863)**		201,939

Other Assets & Liabilities – (7.0)%		(13,280)

TOTAL NET ASSETS — 100.0%		$188,659

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $156,026.

Gross unrealized appreciation (000)	$48,735
Gross unrealized depreciation (000)	(2,822)

Net unrealized appreciation (000)	$45,913

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $13,405.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
Cl	— Class
CVO	— Contingent Value Obligation
LLC	— Limited Liability Company
REIT	— Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500® Composite Index	6	$2,113	03/16/07	$(50)
S&P 500® Composite Index	3	1,066	06/15/07	(37)

		$3,179		$(87)

Cash in the amount of $126,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.3%
Consumer Discretionary — 20.4%
Ambassadors Group	157,000	$4,663
Bluegreen*#	264,000	3,215
Carter’s*	77,000	1,850
Dixie Group*	63,130	836
Genesco*#	60,670	2,427
Jackson Hewitt Tax Service	99,800	3,219
Jos. A. Bank Clothiers*#	54,250	1,672
Movado Group	40,570	1,197
Penn National Gaming*#	137,900	6,430
Pool#	75,200	2,640
Speedway Motorsports	53,300	1,992
Steiner Leisure*	76,200	3,445
Strayer Education	57,750	6,808
Thor Industries#	104,500	4,372

		44,766

Consumer Staples — 2.3%
Elizabeth Arden*	117,600	2,562
USANA Health Sciences*#	41,800	2,427

		4,989

Energy — 7.0%
Alliance Resource Partners LP#	77,600	2,693
Dawson Geophysical*	23,420	986
Encore Acquisition*#	123,450	2,996
Oil States International*	164,000	4,813
OMI#	172,700	3,846

		15,334

Financials — 22.3%
Affiliated Managers Group*#	40,900	4,642
Corus Bankshares#	190,500	3,536
Eaton Vance	66,000	2,289
First Marblehead#	106,045	4,787
FirstService*	169,100	4,239
IndyMac Bancorp#	80,100	2,750
Lazard, Cl A#	80,500	4,145
Montpelier Re Holdings	180,900	3,149
Philadelphia Consolidated Holding*	56,500	2,594
Portfolio Recovery Associates*#	154,400	6,800
Safety Insurance Group#	66,110	2,808
Southwest Bancorp	82,800	2,108
United Fire & Casualty#	95,200	3,299
Wilshire Bancorp#	103,759	1,768

		48,914

Healthcare — 7.9%
Bio-Reference Labs*	149,808	3,669
Biosite*#	66,300	3,522
Pharmaceutical Product Development	194,800	6,193
Syneron Medical*#	150,700	4,025

		17,409

Industrials — 14.3%
Esterline Technologies*#	150,800	6,171
Forward Air	90,378	2,948
Greenbrier#	59,500	1,697
Labor Ready*	122,630	2,253
Marten Transport*	201,250	3,359
Old Dominion Freight Line*#	90,400	2,812
Oshkosh Truck, Cl B	90,500	4,855
Simpson Manufacturing#	81,400	$2,704
Universal Forest Products	87,500	4,535

		31,334

Information Technology — 19.4%
ANSYS*#	103,500	5,280
Comtech Telecommunications*	129,000	4,431
Cryptologic#	191,500	4,374
Digital River*#	102,200	5,661
Flir Systems*#	82,000	2,850
j2 Global Communications*#	271,715	6,532
Kronos*	64,300	2,540
Rofin-Sinar Technologies*	77,500	4,661
Trimble Navigation*	237,400	6,282

		42,611

Materials — 1.7%
A.M. Castle & Co.	68,750	1,980
Scotts Miracle-Gro#	41,200	1,817

		3,797

Total Common Stocks (Cost $178,140)		209,154

AFFILIATED MONEY MARKET FUND — 2.9%
Allegiant Money Market Fund, Class I†	6,152,966	6,153

(Cost $6,153)

Total Investments Before Collateral for Loaned Securities – 98.2% (Cost $184,293)		215,307

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 38.4%
Certificate of Deposit — 0.8%
Natexis Banque NY 5.375%, 05/08/07	$1,938	1,937

Commercial Paper†† — 1.4%
Morgan Stanley Dean Witter
5.383%, 07/19/07	3,101	3,100

Master Notes — 10.8%
Bank of America
5.383%, 03/01/07	7,751	7,752
Bear Stearns
5.513%, 03/07/07	8,197	8,197
JPMorgan Securities
5.393%, 03/15/07	7,674	7,674

		23,623

Medium Term Notes — 3.8%
First Tennessee Bank
5.350%, 04/18/07 (A)	4,651	4,652
Liquid Funding LLC
5.356%, 11/30/07 (A)	2,132	2,131
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	775	775
5.420%, 03/01/08 (A)	775	775

		8,333

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 21.6%
Bank of America
5.360%, 03/01/07	$1,315	$1,315
Bear Stearns
5.363%, 03/01/07	7,751	7,752
5.413%, 03/01/07	11,627	11,627
Lehman Brothers
5.363%, 03/01/07	26,642	26,642

		47,336

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $84,329)		84,329

TOTAL INVESTMENTS — 136.6%
(Cost $268,622)**		299,636

Other Assets & Liabilities – (36.6)%		(80,268)

TOTAL NET ASSETS — 100.0%		$219,368

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $268,720.

Gross unrealized appreciation (000)	$37,108
Gross unrealized depreciation (000)	(6,192)

Net unrealized appreciation (000)	$30,916

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan (000) $81,430.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 2007.
Cl	— Class
LLC	— Limited Liability Company
LP	— Limited Partnership

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Russell 2000® Index	8	$3,179	03/16/07	$(32)

Cash in the amount of $108,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 100.0%
Consumer Discretionary — 16.1%
Asbury Automotive Group	11,300	$302
Brown Shoe	10,700	549
Carter’s*	9,900	238
DeVry	18,400	509
DSW, Cl A*#	11,700	469
Gymboree*	8,100	305
Hibbett Sports*	6,190	193
Movado Group	5,100	150
Oakley#	27,100	569
Priceline.com*#	15,900	833
Quiksilver*	16,620	232
Steiner Leisure*	7,900	357
Texas Roadhouse, Cl A*	43,700	640
Zumiez*#	11,300	384

		5,730

Consumer Staples — 2.9%
American Oriental Bioengineering*#	21,600	238
Chattem*#	11,100	592
USANA Health Sciences*#	3,500	203

		1,033

Energy — 4.8%
ATP Oil & Gas*#	16,200	667
Frontier Oil	7,980	236
Input/Output*#	13,500	183
Markwest Hydrocarbon	7,000	439
W-H Energy Services*	4,600	193

		1,718

Financials — 9.6%
Advanta, Cl B	8,000	334
Capital Southwest	1,100	152
Capital Trust REIT	6,300	290
Cascade Bancorp#	13,650	355
Equity Lifestyle Properties REIT	6,400	360
Frontier Financial#	11,700	306
National Retail Properties REIT*	14,600	353
Potlatch REIT	5,900	267
PS Business Parks REIT	6,300	454
Sterling Bancshares	16,300	188
Tower Group	5,600	191
Washington Real Estate Investment Trust REIT#	4,400	176

		3,426

Healthcare — 21.9%
American Medical Systems Holdings*	35,200	716
AMN Health Care Services*	10,300	286
Aspect Medical Systes*#	16,800	271
China Medical Technologies, ADR*#	13,900	348
Digene*	8,100	383
HealthExtras*	12,700	337
Illumina*#	13,100	440
Immucor*	5,775	172
inVentiv Health*	14,900	543
Kendle International*	4,500	156
Lifecell*#	20,900	499
LifePoint Hospitals*	13,900	509
Martek Biosciences*#	7,900	179
Medicines*	8,000	216
Nighthawk Radiology Holdings*#	7,800	162
OSI Pharmaceuticals*	12,400	$429
Parexel International*	8,100	275
Psychiatric Solutions*#	9,280	371
Ventana Medical Systems*	8,970	361
Viasys Health Care*	15,600	483
Viropharma*	15,400	246
WellCare Health Plans*	4,800	394

		7,776

Industrials — 15.1%
American Reprographics*	4,500	149
Ceradyne*	10,100	521
Dynamic Materials	22,400	701
Ennis	13,200	341
Freightcar America#	11,400	565
Gardner Denver*	5,000	169
Genesee & Wyoming, Cl A*	14,700	382
Genlyte Group*	4,900	340
Heartland Express#	11,313	187
Heico#	7,100	261
Kaydon#	9,000	390
Kenexa*#	6,000	202
Kforce*	14,400	196
Labor Ready*	11,120	204
Waste Connections*	4,080	180
Watson Wyatt Worldwide, Cl A	11,700	562

		5,350

Information Technology — 19.0%
ANSYS*#	6,980	356
Atheros Communications*#	14,700	371
CommScope*	4,500	173
Cybersource*	22,000	269
Daktronics	7,600	203
Diodes*	9,400	353
Forrester Research*	12,600	338
Hittite Microwave*	10,100	424
Ibasis*	42,200	426
Informatica*	21,240	275
InterDigital Communications*	13,800	479
Intevac*	5,000	136
j2 Global Communications*#	9,500	228
Merix*#	29,800	267
MPS Group*	26,800	384
Silicon Image*	34,400	303
Tessera Technologies*	14,100	570
Trident Microsystems Inc*	15,400	341
ValueClick*	18,700	496
Zoran*	20,800	343

		6,735

Materials — 6.6%
AEP Industries*	5,600	254
Airgas	8,600	355
Aptargroup	2,700	178
Chaparral Steel	4,800	239
Pioneer*	11,600	360
Rock-Tenn, Cl A	13,900	451
RTI International Metals*	5,900	509

		2,346

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — 1.9%
Dobson Communications, Cl A*	54,600	$485
SBA Communications, Cl A*	6,500	175

		660

Utilities — 2.1%
Avista	18,600	435
Idacorp	9,100	317

		752

Total Common Stocks (Cost $32,275)		35,526

AFFILIATED MONEY MARKET FUND — 0.1%
Allegiant Money Market Fund, Class I† (Cost $46)	46,376	46

Total Investments Before Collateral for Loaned Securities – 100.1% (Cost $32,321)		35,572

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 28.3%
Certificate of Deposit — 0.7%
Natexis Banque NY
5.375%, 05/08/07	$231	231

Commercial Paper†† — 1.0%
Morgan Stanley Dean Witter
5.383%, 07/19/07	369	369

Master Notes — 7.9%
Bank of America
5.383%, 03/01/07	923	923
Bear Stearns
5.513%, 03/07/07	976	977
JPMorgan Securities
5.393%, 03/15/07	914	914

		2,814

Medium Term Notes — 2.8%
First Tennessee Bank
5.350%, 04/18/07 (A)	554	554
Liquid Funding LLC
5.356%, 11/30/07 (A)	254	254
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	92	92
5.420%, 03/01/08 (A)	92	92

		992

Repurchase Agreements — 15.9%
Bank of America
5.360%, 03/01/07	157	157
Bear Stearns
5.363%, 03/01/07	923	923
5.413%, 03/01/07	1,385	1,385
Lehman Brothers
5.363%, 03/01/07	$3,173	$3,173

		5,638

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $10,044)		10,044

TOTAL INVESTMENTS — 128.4%
(Cost $42,365)**		45,616

Other Assets & Liabilities – (28.4)%		(10,092)

TOTAL NET ASSETS — 100.0%		$35,524

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $42,396.

Gross unrealized appreciation (000)	$4,292
Gross unrealized depreciation (000)	(1,072)

Net unrealized appreciation (000)	$3,220

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $9,646.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
ADR	— American Depository Receipt
Cl	— Class
LLC	— Limited Liability Company
REIT	— Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegian Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 45.9%
Consumer Discretionary — 4.9%
Brown Shoe	1,200	$62
Charlotte Russe Holding*	1,000	29
Coach*	17,000	802
Comcast, Cl A*	24,114	620
CROCS*#	800	39
Deckers Outdoor*#	1,100	72
Dow Jones#	22,400	808
Interstate Hotels & Resorts*	3,800	26
Johnson Controls	5,800	544
MGM Grand*#	6,567	466
Movado Group	800	24
Nike, Cl B	6,760	706
Nordstrom	10,700	568
Phillips-Van Heusen	1,200	66
Sirius Satellite Radio*#	76,717	280
Starbucks*#	38,560	1,191
Starwood Hotels & Resorts Worldwide	16,330	1,075
Stewart Enterprises, Cl A	8,200	65
Time Warner	37,548	764
Triarc, Cl B	4,600	83
United Auto Group	2,100	46
Wolverine World Wide	2,800	78

		8,414

Consumer Staples — 4.4%
American Oriental Bioengineering*#	6,300	69
Boston Beer, Cl A*	800	26
Bunge#	9,160	727
Coca-Cola	20,369	951
Coca-Cola Enterprises	23,855	479
Colgate-Palmolive	13,060	880
Dean Foods*	13,626	614
Hain Celestial Group*	1,500	43
Hershey	4,091	216
J&J Snack Foods	1,000	40
Kraft Foods#	29,233	933
Lancaster Colony	500	21
Loews Corp—Carolina Group	300	22
Procter & Gamble	16,197	1,028
USANA Health Sciences*#	1,700	99
Wal-Mart Stores	13,470	651
Whole Foods Market	14,385	687

		7,486

Energy — 4.0%
Apache	5,593	383
Chevron	20,714	1,421
ConocoPhillips	10,367	678
Copano Energy LLC	400	26
ExxonMobil	24,550	1,760
Halliburton	26,358	814
Input/Output*#	6,400	87
Sunoco Logistics Partners#	400	23
Tesoro Petroleum	300	27
TransOcean*	9,370	719
Weatherford International*	21,050	845
World Fuel Services	900	41

		6,824

Financials — 9.3%
American Home Mortgage Investment REIT#	1,800	49
American International Group	33,837	$2,270
AON	19,132	720
Ares Capital#	5,000	101
Asta Funding#	1,200	40
Bank of America	25,281	1,286
Capital Trust REIT	1,900	87
Chubb	6,629	338
Citigroup	53,453	2,694
Corus Bankshares#	1,900	35
DiamondRock Hospitality REIT	2,200	40
Downey Financial#	800	52
Fannie Mae	13,237	751
FirstFed Financial*#	800	46
Goldman Sachs	5,589	1,127
Hanmi Financial	2,000	39
JPMorgan Chase	29,586	1,462
Marsh & McLennan	19,972	588
Morgan Stanley	14,393	1,078
Newcastle Investment REIT	3,100	91
Ohio Casualty	2,600	78
Patriot Funding Capital#	1,500	21
Preferred Bank	600	25
Prudential Financial	11,500	1,046
Safety Insurance Group	800	34
Sterling Financial	1,900	63
SunTrust Banks	3,420	288
Tower Group	700	24
Travelers	8,095	411
Wachovia	4,912	272
Wells Fargo	20,885	725
Zenith National Insurance	1,300	63

		15,944

Healthcare — 5.3%
Abbott Laboratories	13,510	738
Air Methods*	1,400	35
Allscripts Healthcare Solutions*#	1,700	46
Amedisys*#	1,300	42
AMERIGROUP*	1,600	53
Amgen*	16,745	1,076
Bristol-Myers Squibb	14,771	390
Cardinal Health	10,585	742
Centene*	800	19
Genzyme*	18,860	1,165
Hologic*	16,200	892
inVentiv Health*	2,200	80
Johnson & Johnson	18,406	1,160
Kendle International*	500	17
LifePoint Hospitals*	1,700	62
Medicines*	2,400	65
Medtronic#	10,520	530
Pain Therapeutics*#	5,300	42
Pfizer	43,268	1,080
Schering-Plough	28,538	670
Sciele Pharma*	600	14
Ventana Medical Systems*	500	20
Viropharma*	3,500	56
WellCare Health Plans*	700	57
West Pharmceutical Services	1,500	68

		9,119

Industrials — 4.3%
Applied Industrial Technologies	800	19

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Armor Holdings*	400	$25
Commercial Vehicle Group*	1,600	31
Continental Airlines, Cl B*#	700	28
Danaher	11,350	813
Ennis	1,900	49
FedEx	5,970	682
Freightcar America#	1,100	55
Genco Shipping & Trading#	2,300	70
General Electric	72,357	2,527
Genlyte Group*	500	35
Huron Consulting Group*	1,200	76
II-VI*	2,700	83
Infrasource Services*	2,100	52
Layne Christensen*	2,100	67
Norfolk Southern	12,980	615
Orbital Sciences*	2,500	49
PW Eagle	1,600	53
Regal-Beloit	1,100	50
Skywest	2,100	54
Union Pacific	2,091	206
United Parcel Service, Cl B	4,676	328
United Technologies	18,250	1,198
Watson Wyatt Worldwide, Cl A	2,200	106

		7,271

Information Technology — 8.2%
Adobe Systems*	13,500	530
Apple Computer*	8,330	705
Applied Materials	11,445	212
Arris Group*	1,700	22
Blackbaud	1,400	32
Cisco Systems*	46,690	1,211
Citrix Systems*	25,600	824
Comtech Telecommunications*	1,600	55
Dell*	25,910	592
Digital River*	1,200	66
Eagle Test Systems*	3,000	53
eBay*	21,840	700
First Data	30,390	776
Forrester Research*	1,400	38
Google, Cl A*	2,575	1,157
Hittite Microwave*	2,000	84
Intel	12,830	255
Intevac*	1,200	33
Mantech International, Cl A*	1,500	52
Microchip Technology	27,950	995
Microsoft	52,560	1,481
Motorola	33,230	615
MPS Group*	3,300	47
SI International*	1,100	31
Silicon Image*	2,700	24
Smart Modular Technologies*	4,100	44
SRA International*	1,700	40
Sun Microsystems*	177,182	1,086
Texas Instruments	17,500	542
TIBCO Software*	7,700	70
ValueClick*	2,600	69
Viasat*	1,000	34
Yahoo!*	51,610	1,593

		14,068

Materials — 2.6%
AEP Industries*	800	$36
Buckeye Technologies*	2,000	26
Chaparral Steel	1,100	55
E.I. duPont de Nemours	10,860	551
Freeport-McMoRan Copper & Gold, Cl B	7,013	403
Newmont Mining	17,800	802
Owens-Illinois*	36,744	873
Praxair	18,642	1,150
Reliance Steel & Aluminum	600	27
Rock-Tenn, Cl A	2,700	88
RTI International Metals*	700	60
Smurfit-Stone Container*	29,975	370

		4,441

Telecommunication Services — 2.3%
Alaska Communications Systems Group	1,900	28
American Tower, Cl A*	22,350	866
AT&T	43,412	1,597
Atlantic Tele-Network	1,500	42
NII Holdings*	8,950	634
Sprint Nextel	24,684	476
Verizon Communications	5,400	202

		3,845

Utilities — 0.6%
AES*	21,200	452
AGL Resources	500	21
DPL#	7,569	228
Exelon	3,197	211
Nicor	500	23

		935

Total Common Stocks (Cost $63,000)		78,347

FOREIGN COMMON STOCKS — 8.8%
Australia — 0.2%
BHP Billiton, ADR (Materials)	2,513	108
Cochlear (Healthcare)	1,375	62
Woolworths (Consumer Staples)	3,500	75
WorleyParsons (Energy)	1,962	42

		287

Belgium — 0.0%
KBC Groep NV (Financials)	495	60

Bermuda — 0.9%
Everest Re Group (Financials)	2,872	279
Marvell Technology Group (Information Technology)*	33,000	677
Primus Guaranty (Financials)*	2,000	26
Tyco International (Industrials)	19,107	589

		1,571

Canada — 0.3%
CAE (Industrials)	7,900	82
Cameco (Energy)	1,405	52
Canadian Natural Resources (Energy)	5,594	281
Novatel (Information Technology)*	1,000	44

		459

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Number of Shares		Value (000)
FOREIGN COMMON STOCKS — continued
Denmark — 0.0%
Coloplast A/S, Cl B (Healthcare)	640		$54

France — 0.5%
Alcatel-Lucent SA, ADR (Information Technology)	51,413		660
L’Oreal SA (Consumer Staples)	750		79
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary)	670		74
Schneider Electric SA (Industrials)	720		87

			900

Germany — 0.1%
Fielmann AG (Consumer Discretionary)	1,306		84
Rational AG (Consumer Discretionary)	370		62
Wirecard AG (Industrials)*	5,700		60

			206

Greece — 0.1%
IRF European Finance Investments (Financials)*	32,267		157
National Bank of Greece SA (Financials)	1,470		76

			233

Guernsey — 0.6%
Amdocs (Information Technology)*	27,070		937

Hong Kong — 0.5%
China Mobile, ADR (Telecommunication Services)#	1,150		53
Espirit Holdings (Consumer Discretionary)	8,700		91
Focus Media Holding, ADR (Consumer Discretionary)*	935		75
FUJI Food and Catering Services Holdings (Consumer Discretionary)	30,780		93
Guangzhou R&F Properties, Cl H (Financials)	27,820		51
Hengan International Group (Consumer Staples)	26,500		73
Kerry Properties (Financials)	15,000		75
Li & Fung (Consumer Discretionary)	36,320		115
Li Ning (Consumer Discretionary)	58,700		111
Wing Hang Bank (Financials)	6,300		71
Zijin Mining Group, Cl H (Materials)	175,100		118

			926

India — 0.1%
Infosys Technologies, ADR (Information Technology)	1,500		81

Ireland — 0.1%
Irish Life & Permanent PLC (Financials)	2,800		80
Kingspan Group PLC (Industrials)	3,490		95

			175

Israel — 0.0%
Nice Systems, ADR (Information Technology)*	2,305		79

Italy — 0.1%
Azimut Holding (Financials)	7,250		99
Banca Italease (Financials)	1,220		83

			182

Japan — 1.2%
Ardepro (Financials)#	155		52
Canon, ADR (Information Technology)	1,210		$65
Dena (Consumer Discretionary)*	13		44
Denso (Consumer Discretionary)	2,200		86
Eisai (Healthcare)	1,050		54
Honeys (Consumer Discretionary)	—	(A)	—	(A)
Hoya (Information Technology)	1,380		48
Kuraray (Materials)	3,500		38
MISUMI Group (Industrials)	2,400		42
Mitsubishi UFJ Financial Group, ADR (Financials)	13,450		164
Nintendo (Information Technology)	250		67
Nitori (Consumer Discretionary)	1,300		61
ORIX (Financials)	290		80
Shiseido (Consumer Staples)	2,150		46
Sony, ADR (Consumer Discretionary)#	11,456		593
Sumitomo Realty & Development (Financials)	3,900		155
Takeda Pharmaceutical (Healthcare)	1,275		88
Takeuchi Manufacturing (Industrials)#	880		40
Tokuyama (Materials)	5,775		100
Toyo Tanso (Industrials)#	500		55
Toyota Motor, ADR (Consumer Discretionary)	345		46
Yamada Denki (Consumer Discretionary)	470		42

			1,966

Malaysia — 0.0%
Resorts World BHD (Consumer Discretionary)	11,600		50

Mexico — 0.1%
America Movil SA de CV, ADR (Telecommunication Services)	3,725		163
Fomento Economico Mexicano SA de CV, ADR (Consumer Staples)#	465		51

			214

Netherlands — 0.1%
Crucell NV (Healthcare)*#	2,600		67
Fugro NV (Energy)	1,200		56

			123

Norway — 0.1%
Orkla ASA (Industrials)	1,150		75
Statoil ASA, ADR (Energy)#	2,075		53
Telenor ASA (Telecommunication Services)	3,925		72

			200

Singapore — 0.4%
Ezra Holdings (Energy)	15,000		49
Hartford Education (Consumer Discretionary)	5,870		3
Keppel (Industrials)	8,635		100
Raffles Education (Consumer Discretionary)	110,890		156
Singapore Exchange (Financials)	32,650		145
STATS ChipPAC, ADR (Information Technology)*#	9,279		90
Wilmar International (Consumer Staples)*#	68,000		106

			649

Spain — 0.2%
Banco Santander Central Hispano SA (Financials)	4,140		77
Inditex SA (Consumer Discretionary)	1,600		93
Red Electrica de Espana (Utilities)	2,335		106

			276

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Sweden — 0.1%
Modern Times Group AB, Cl B (Consumer Discretionary)*	1,480	$82
Telefonaktiebolaget LM Ericsson, ADR (Information Technology)	3,620	129

		211

Switzerland — 1.2%
ABB, ADR (Industrials)	4,460	75
Actelion (Healthcare)*	350	76
Nestle SA (Consumer Staples)	479	178
Nobel Biocare Holding AG (Healthcare)	258	86
Novartis AG, ADR (Healthcare)#	21,613	1,198
Roche Holdings AG (Healthcare)	1,665	297
SGS SA (Industrials)	41	46

		1,956

United Kingdom — 1.9%
Amvescap PLC, ADR (Financials)	24,670	589
BG Group PLC (Energy)	7,425	101
BT Group PLC, ADR (Telecommunication Services)	1,350	78
Carnival (Consumer Discretionary)	2,910	135
Diageo PLC, ADR (Consumer Staples)	1,075	85
GlaxoSmithKline PLC, ADR (Healthcare)	14,760	829
ICAP PLC (Financials)	5,500	51
Imperial Tobacco Group PLC (Consumer Staples)	1,765	74
Man Group PLC (Financials)	9,220	100
Michael Page International PLC (Industrials)	11,200	106
Pennon Group PLC (Utilities)	4,983	53
Reckitt Benckiser PLC (Consumer Staples)	2,800	141
Rio Tinto PLC, ADR (Materials)	288	62
Scottish & Southern Energy PLC (Utilities)	3,200	90
Tesco PLC (Consumer Staples)	9,790	83
Vodafone Group PLC, ADR (Telecommunication Services)	21,257	593

		3,170

Total Foreign Common Stocks
(Cost $11,851)		14,965

FOREIGN WARRANTS — 0.1%
India — 0.1%
Bharti Airtel Equity Certificate, Expires 07/11/07* (B)	6,375	104

(Cost $47)

EXCHANGE TRADED FUNDS — 9.7%
iShares MSCI EAFE Value Index Fund#	118,200	8,604
iShares MSCI Emerging Markets Index Fund#	24,400	2,678
iShares Russell 2000® Index Fund#	400	31
S&P Depository Receipt, Trust Series 1#	17,900	2,523
Vanguard Emerging Markets	35,500	2,682

Total Exchange Traded Funds
(Cost $14,227)		16,518

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds — 2.6%
6.250%, 08/15/23	$3,765	$4,394
5.375%, 02/15/31#	25	27
4.500%, 02/15/36#	115	111

		4,532

U.S. Treasury Notes — 9.3%
4.875%, 07/31/11#	7,945	8,060
4.875%, 08/15/16#	1,750	1,791
4.750%, 05/15/14#	460	466
3.250%, 08/15/08#	5,615	5,501

		15,818

Total U.S. Treasury Obligations
(Cost $20,118)		20,350

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 8.1%
Federal National Mortgage Association — 7.8%
Federal National Mortgage Association
7.000%, 06/01/31	15	15
7.000%, 01/01/33	67	70
7.000%, 10/01/33	15	16
6.500%, 03/01/37 (TBA)	1,400	1,427
6.000%, 09/01/32	50	50
6.000%, 09/01/36	1,637	1,652
6.000%, 03/01/37 (TBA)	1,330	1,342
5.500%, 02/01/32	215	214
5.500%, 07/01/33	22	23
5.500%, 12/01/33	325	324
5.500%, 05/01/35	220	218
5.500%, 12/01/35	69	68
5.500%, 03/01/36 (TBA)	3,170	3,145
5.468%, 01/01/36 (C)	1,010	1,012
5.000%, 06/01/20	659	651
5.000%, 07/01/20	166	164
5.000%, 09/01/33	53	51
5.000%, 10/01/33	109	106
5.000%, 11/01/33	580	565
5.000%, 08/01/35	51	50
5.000%, 10/01/35	557	541
5.000%, 11/01/35	535	520
5.000%, 12/01/35	468	455
4.500%, 09/01/35	598	565

		13,244

Government National Mortgage Association — 0.3%
Government National Mortgage Association
7.500%, 11/15/29	1	1
6.500%, 09/15/28	20	20
6.500%, 07/15/32	39	40
6.500%, 10/15/33	20	21
6.000%, 08/15/32	24	24
6.000%, 02/15/33	108	110
6.000%, 11/15/33	42	42
6.000%, 06/15/35	228	231

		489

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $13,756)		13,733

Allegiant Balance Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
Federal Farm Credit Bank — 2.6%
Federal Farm Credit Bank
5.215%, 03/01/07 (C)	$2,000	$2,000
5.190%, 03/02/09 (C)	2,500	2,501

		4,501

Federal National Mortgage Association — 0.3%
Federal National Mortgage Association (DN)
5.100%, 03/12/07 (D)	400	399

Total U.S. Government Agency Obligations (Cost $4,899)		4,900

CORPORATE BONDS — 3.3%
Cable — 0.1%
Comcast Cable
8.375%, 03/15/13	100	116

Energy — 0.1%
ConocoPhillips Canada Funding
5.625%, 10/15/16	115	118
Energy Transfer Partners
6.125%, 02/15/17	115	119

		237

Financials — 1.8%
Bank of America
7.800%, 09/15/16	200	237
Citigroup
7.250%, 10/01/10	560	600
General Electric Capital, Cl A
5.450%, 01/15/13	200	204
Goldman Sachs
6.450%, 05/01/36	140	147
HSBC Finance
6.750%, 05/15/11	320	340
6.375%, 10/15/11	120	126
ING USA Global Funding
4.500%, 10/01/10	150	147
International Lease Finance
5.000%, 04/15/10	125	125
JPMorgan Chase
5.125%, 09/15/14	250	248
KeyBank
5.800%, 07/01/14	100	103
Lehman Brothers Holdings (MTN)
5.750%, 05/17/13	100	103
Lloyds TSB Group PLC
6.267%, 11/14/16 (B) (C)	125	126
MUFG Capital Finance
1 6.346%, 07/25/16 (C)	100	104
Residential Capital
6.375%, 06/30/10	95	96
USB Capital IX
6.189%, 04/15/11 (C)	85	88
Wachovia Capital Trust III
5.800%, 08/29/49 (C)	125	127
Wells Fargo
4.950%, 10/16/13	225	223

		3,144

Healthcare — 0.1%
WellPoint
5.000%, 12/15/14	150	148

Insurance — 0.3%
American General Finance (MTN)
3.875%, 10/01/09	275	267
AXA SA
6.379%, 12/14/49 (B) (C)	100	100
MetLife
6.400%, 12/15/36	140	143

		510

Real Estate Investment Trusts — 0.2%
iStar Financial
5.950%, 10/15/13 (B)	165	168
WEA Finance LLC
5.700%, 10/01/16 (B)	150	154

		322

Retail — 0.1%
Home Depot
5.875%, 12/16/36	75	76

Telecommunications — 0.4%
AT&T
5.625%, 06/15/16	145	147
GTE
6.940%, 04/15/28	110	119
Sprint Nextel
6.000%, 12/01/16	120	120
Telecom Italia Capital SA
5.250%, 11/15/13	190	185
Vodafone Group PLC
5.350%, 02/27/12	115	116

		687

Utilities — 0.2%
Midamerican Energy
6.750%, 12/30/31	140	158
Southwestern Public Service
6.000%, 10/01/36	120	122
Tampa Electric
6.550%, 05/15/36	115	125

		405

Total Corporate Bonds (Cost $ 5,618)		5,645

ASSET BACKED SECURITIES — 3.0%
Automotive — 0.3%
Honda Auto Receivables Owner Trust, Series 2005-4, Cl A3
4.460%, 05/21/09	500	498

Credit Cards — 2.0%
Bank One Issuance Trust, Series 2004-A4, Cl A4
5.360%, 02/16/10 (C)	800	801
Chase Issuance Trust, Series 2005-A3, Cl A
5.340%, 10/17/11 (C)	970	971
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	870	876

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Credit Cards — continued
MBNA Credit Card Master Note Trust, Series 2002-A4, Cl A4
5.430%, 08/17/09 (C)	$800	$801

		3,449

Mortgage Related — 0.3%
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	570	560

Utilities — 0.4%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	565	632

Total Asset Backed Securities (Cost $5,077)		5,139

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	1,284	1,254
Freddie Mac, Series 2772, Cl GH
5.000%, 07/15/32	1,000	979
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	700	656

Total Collateralized Mortgage Obligations (Cost $2,838)		2,889

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	600	585
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.226%, 07/15/44 (C)	875	880
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	730	729

Total Commercial Mortgage-Backed Securities (Cost $2,179)		2,194

COMMERCIAL PAPER† — 0.5%
Liberty Street Funding
5.260%, 03/13/07	300	299
Old Line Funding
5.260%, 03/12/07	350	349
Three Pillars Funding
5.260%, 03/12/07	300	300

Total Commercial Paper (Cost $948)		948

AFFILIATED MONEY MARKET FUND — 7.4%
Allegiant Advantage Institutional Money Market Fund, Class I††	12,654,010	$12,654

(Cost $12,654)

Total Investments Before Collateral for Loaned Securities – 104.6% (Cost $157,212)		178,386

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 16.4%
Certificate of Deposit — 0.4%
Natexis Banque NY
5.375%, 05/08/07	636	636

Commercial Paper† — 0.6%
Morgan Stanley Dean Witter
5.383%, 07/19/07	1,018	1,018

Master Notes — 4.5%
Bank of America
5.383%, 03/01/07	2,545	2,545
Bear Stearns
5.513%, 03/07/07	2,692	2,691
JPMorgan Securities
5.393%, 03/15/07	2,520	2,520

		7,756

Medium Term Notes — 1.6%
First Tennessee Bank
5.350%, 04/18/07 (C)	1,527	1,527
Liquid Funding LLC
5.356%, 11/30/07 (C)	700	700
Morgan Stanley Dean Witter
5.450%, 02/15/08 (C)	255	254
5.420%, 03/01/08 (C)	255	255

		2,736

Repurchase Agreements — 9.1%
Bank of America
5.360%, 03/01/07	432	432
Bear Stearns
5.363%, 03/01/07	2,545	2,545
5.413%, 03/01/07	3,818	3,818
Lehman Brothers
5.363%, 03/01/07	8,748	8,748

		15,543

Non-Registered Investment Company — 0.2%
BlackRock Institutional Money Market Trust (E)	209	209

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $27,898)		27,898

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

Value (000)
TOTAL INVESTMENTS — 121.0%
(Cost $185,110)**	$206,284

Other Assets & Liabilities – (21.0)%	(35,731)

TOTAL NET ASSETS — 100.0%	$170,553

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $185,928.

Gross unrealized appreciation (000)	$21,279
Gross unrealized depreciation (000)	(923)

Net unrealized appreciation (000)	$20,356

†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $27,396.
(A)	Par and Value are less than $500.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $652 and represents 0.4% of net assets as of February 28, 2007.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(E)	Represents security purchased with cash collateral for securities on loan.
ADR	— American Depository Receipt
Cl	— Class
DN	— Discount Note
LLC	— Limited Liability Company
MTN	— Medium Term Note
PLC	— Public Liability Company
REIT	— Real Estate Investment Trust
TBA	— To Be Announced

Futures Contract:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
TOPIX Index	1	$147	03/09/07	$9

Cash in the amount of $3,925 is held by the broker as collateral to cover initial margin requirements for the above open futures contract (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contract have been segregated by the Fund.

Assets in an amount at least equal to the market value of when-issued securities have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 39.9%
U.S. Treasury Bonds — 8.6%
6.250%, 08/15/23#	$26,320	$30,714
4.500%, 02/15/36#	1,000	970

		31,684

U.S. Treasury Notes — 31.3%
4.875%, 07/31/11#	66,670	67,636
4.875%, 08/15/16#	20,500	20,982
4.750%, 05/15/14	5	5
3.250%, 08/15/08#	26,275	25,740

		114,363

Total U.S. Treasury Obligations (Cost $144,772)		146,047

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 29.5%
Federal Home Loan Mortgage Corporation — 0.3%
9.500%, 10/01/20	149	161
9.000%, 05/01/20	47	50
8.500%, 09/01/16	3	3
8.000%, 07/01/25	110	116
7.500%, 07/01/10	1	1
7.500%, 11/01/10	7	7
7.500%, 05/01/11	71	73
7.000%, 11/01/10	115	117
7.000%, 11/01/28	627	650
6.500%, 10/01/07	4	4
6.500%, 09/01/08	22	22
6.500%, 11/01/10	26	26

		1,230

Federal National Mortgage Association — 28.4%
9.500%, 05/01/18	22	23
9.000%, 07/01/09	1	1
9.000%, 11/01/24	184	200
7.000%, 01/01/33	721	745
7.000%, 10/01/33	210	217
6.500%, 12/01/08	33	33
6.500%, 03/01/37 (TBA)	12,000	12,236
6.000%, 07/01/28	2	2
6.000%, 01/01/34	242	244
6.000%, 11/01/35	324	327
6.000%, 09/01/36	12,730	12,845
6.000%, 03/01/37 (TBA)	9,670	9,755
5.500%, 12/01/33	9,766	9,713
5.500%, 05/01/35	2,011	1,998
5.500%, 03/01/36 (TBA)	19,400	19,248
5.468%, 01/01/36 (A)	8,883	8,902
5.000%, 06/01/20	6,319	6,240
5.000%, 10/01/35	11,341	11,024
5.000%, 11/01/35	3,245	3,154
5.000%, 12/01/35	3,101	3,014
4.500%, 09/01/35	4,143	3,912

		103,833

Government National Mortgage Association — 0.8%
8.500%, 09/15/21	3	3
8.500%, 11/15/21	41	44
8.500%, 07/15/22	17	18
8.500%, 08/15/22	5	6
8.250%, 04/20/17	3	4
8.000%, 03/15/08	$5	$5
8.000%, 01/15/30	253	268
7.500%, 12/15/29	53	55
6.500%, 06/15/32	303	312
6.500%, 10/15/33	333	343
6.000%, 08/15/32	160	163
6.000%, 02/15/33	1,330	1,354
6.000%, 11/15/33	284	289
6.000%, 11/15/34	22	22

		2,886

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $108,240)		107,949

CORPORATE BONDS — 11.4%
Cable — 0.3%
Comcast Cable
8.375%, 03/15/13	950	1,099

Energy — 0.5%
ConocoPhillips Canada Funding
5.625%, 10/15/16#	850	871
Energy Transfer Partners
6.125%, 02/15/17	840	868

		1,739

Financials — 6.5%
Bank of America
7.800%, 09/15/16	1,250	1,480
Citigroup
7.250%, 10/01/10	3,200	3,429
General Electric Capital, Cl A
6.000%, 06/15/12#	2,630	2,744
Goldman Sachs
6.450%, 05/01/36	1,400	1,467
HSBC Finance
6.750%, 05/15/11	1,375	1,461
6.375%, 10/15/11	1,250	1,316
ING USA Global Funding
4.500%, 10/01/10	1,000	983
Inter-American Development Bank
7.375%, 01/15/10	1,200	1,282
International Lease Finance
5.000%, 04/15/10	900	898
JPMorgan Chase
5.125%, 09/15/14	2,000	1,987
KeyBank
5.800%, 07/01/14	985	1,014
Lehman Brothers Holdings (MTN)
5.750%, 05/17/13	450	463
Lloyds TSB Group PLC
6.267%, 11/14/16 (A) (B)	975	985
MUFG Capital Finance 1
6.346%, 07/25/16(A)	825	857
Residential Capital
6.375%, 06/30/10	690	697
USB Capital IX
6.189%, 04/15/11#(A)	750	774
Wachovia Capital Trust III
5.800%, 08/29/49(A)	1,000	1,018
Wells Fargo
4.950%, 10/16/13	1,135	1,125

		23,980

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — 0.2%
WellPoint
5.000%, 12/15/14	$900	$887

Insurance — 0.8%
American General Finance (MTN)
3.875%, 10/01/09#	1,195	1,162
AXA SA
6.379%, 12/14/49 (A) (B)	600	599
MetLife
6.400%, 12/15/36	1,125	1,150

		2,911

Real Estate Investment Trusts — 0.7%
iStar Financial
5.950%, 10/15/13 (B)	1,250	1,271
WEA Finance LLC
5.700%, 10/01/16 (B)	1,200	1,233

		2,504

Retail — 0.2%
Home Depot
5.875%, 12/16/36	600	604

Telecommunications — 1.4%
AT&T
5.625%, 06/15/16	1,100	1,116
GTE
6.940%, 04/15/28	800	869
Sprint Nextel
6.000%, 12/01/16	850	848
Telecom Italia Capital SA
5.250%, 11/15/13	1,500	1,462
Vodafone Group PLC
5.350%, 02/27/12	850	854

		5,149

Utilities — 0.8%
Midamerican Energy
6.750%, 12/30/31	1,000	1,133
Southwestern Public Service
6.000%, 10/01/36	860	872
Tampa Electric
6.550%, 05/15/36	900	979

		2,984

Total Corporate Bonds (Cost $ 41,470)		41,857

ASSET BACKED SECURITIES — 10.9%
Automotive — 1.1%
Honda Auto Receivables Owner Trust, Series 2005-4, Cl A3
4.460%, 05/21/09	3,875	3,860

Credit Cards — 6.9%
Bank One Issuance Trust, Series 2004-A4, Cl A4
5.360%, 02/16/10 (A)	6,700	6,706
Chase Issuance Trust, Series 2005-A3, Cl A
5.340%, 10/17/11 (A)	5,000	5,007
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	7,400	7,454
MBNA Credit Card Master Note Trust, Series 2002-A4, Cl A4
5.430%, 08/17/09 (A)	6,000	6,004

		25,171

Mortgage Related — 1.4%
Bear Stearns, Series 1999-2, Cl AF2
7.910%, 10/25/29 (C)	409	411
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	4,700	4,620

		5,031

Utilities — 1.5%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	5,050	5,645

Total Asset Backed Securities (Cost $39,127)		39,707

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
Federal Farm Credit Bank — 4.8%
5.215%, 03/01/07# (A)	8,710	8,710
5.190%, 03/02/09 (A)	9,000	9,004

		17,714

Federal Home Loan Bank — 1.4%
6.500%, 08/15/07	2,245	2,257
3.875%, 06/08/07	3,010	2,999

		5,256

Federal Home Loan Mortgage Corporation — 1.0%
5.100%, 03/13/07 (DN) (D)	3,500	3,494

Federal National Mortgage Association — 1.1%
5.100%, 03/12/07 (DN) (D)	3,850	3,844

Total U.S. Government Agency Obligations (Cost $30,325)		30,308

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	10,000	9,770
Fannie Mae, Series 2005-34, Cl PC
5.500%, 06/25/32	4,085	4,123
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	6,000	5,620

Total Collateralized Mortgage Obligations (Cost $19,057)		19,513

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	4,800	4,684

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.226%, 07/15/44# (A)	$6,600	$6,635
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	5,650	5,640

Total Commercial Mortgage-Backed Securities (Cost $16,847)		16,959

COMMERCIAL PAPER† — 2.0%
Liberty Street Funding
5.260%, 03/13/07	5,000	4,991
Three Pillars Funding
5.260%, 03/12/07	2,500	2,496

Total Commercial Paper (Cost $7,487)		7,487

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.5%
Allegiant Advantage Institutional Money Market Fund, Class I††	5,428,830	5,429

(Cost $5,429)

Total Investments Before Collateral for Loaned Securities – 113.6% (Cost $412,754)		415,256

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 44.5%
Certificate of Deposit — 1.0%
Natexis Banque NY
5.375%, 05/08/07	$3,742	3,742

Commercial Paper† — 1.6%
Morgan Stanley Dean Witter
5.383%, 07/19/07	5,988	5,988

Master Notes — 12.5%
Bank of America
5.383%, 03/01/07	14,969	14,970
Bear Stearns
5.513%, 03/07/07	15,830	15,830
JPMorgan Securities
5.393%, 03/15/07	14,820	14,820

		45,620

Medium Term Notes — 4.4%
First Tennessee Bank
5.350%, 04/18/07 (A)	8,982	8,982
Liquid Funding LLC
5.356%, 11/30/07 (A)	4,117	4,116
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	1,497	1,497
5.420%, 03/01/08 (A)	1,497	1,497

		16,092

	Par (000)	Value (000)
Repurchase Agreements — 25.0%
Bank of America
5.360%, 03/01/07	$2,539	$2,539
Bear Stearns
5.363%, 03/01/07	14,969	14,970
5.413%, 03/01/07	22,454	22,454
Lehman Brothers
5.363%, 03/01/07	51,451	51,451

		91,414

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $162,856)		162,856

TOTAL INVESTMENTS — 158.1%
(Cost $575,610)*		578,112

Other Assets & Liabilities – (58.1)%		(212,473)

TOTAL NET ASSETS — 100.0%		$365,639

*	Aggregate cost for Federal income tax purposes is (000) $575,619.

Gross unrealized appreciation (000)	$3,597
Gross unrealized depreciation (000)	(1,104)

Net unrealized appreciation (000)	$2,493

†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan (000) $160,327.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933 These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $4,088 and represents 1.1% of net assets as of February 28, 2007.
(C)	Stepped Coupon Bond — the rate shown is the rate in effect on February 28, 2007.
(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
Cl	— Class
DN	— Discount Note
LLC	— Limited Liability Company
MTN	— Medium Term Note
PLC	— Public Liability Company
TBA	— To Be Announced

Assets in an amount at least equal to the market value of when-issued securities have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Government Mortgage Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 90.7%
Federal Home Loan Mortgage Corporation — 0.8%
12.250%, 08/01/15	$98	$107
9.750%, 11/01/08 to 04/01/09	20	20
9.250%, 08/01/13	2	2
9.000%, 06/01/09 to 09/01/20	237	250
8.750%, 06/01/16 to 05/01/17	55	58
8.500%, 09/01/17 to 01/01/22	166	175
8.000%, 07/01/09 to 03/01/22	123	128
7.000%, 05/01/31	212	220
6.000%, 10/01/32	1,261	1,280

		2,240

Federal National Mortgage Association — 84.4%
12.500%, 05/01/15	116	130
11.250%, 05/01/14	16	18
10.000%, 06/01/21	17	19
9.500%, 09/01/11	1	1
9.000%, 06/01/09 to 10/01/19	31	33
8.500%, 11/01/21 to 09/01/23	46	48
8.000%, 12/01/17 to 03/01/23	24	25
7.500%, 09/01/22 to 05/01/32	972	1,012
7.000%, 12/01/15 to 10/01/32	1,182	1,222
6.500%, 12/01/12 to 05/01/33	2,617	2,686
6.000%, 09/01/17 to 03/01/37	22,232	22,463
6.000%, 03/01/37 (TBA)	17,500	17,653
5.500%, 11/01/09 to 03/01/36	48,398	48,179
5.500%, 03/01/36 (TBA)	41,000	40,680
5.000%, 06/01/18 to 11/01/35	54,808	53,448
4.935%, 01/01/36	8,365	8,294
4.500%, 04/01/18 to 09/01/35	34,627	33,163

		229,074

Government National Mortgage Association — 5.5%
17.000%, 11/15/11	52	61
16.000%, 11/15/11	2	2
15.000%, 06/15/11 to 01/15/13	706	809
14.500%, 09/15/12 to 08/15/14	6	6
14.000%, 05/15/11 to 02/15/15	222	252
13.500%, 05/15/10 to 01/20/15	271	305
13.000%, 11/15/10 to 06/20/15	264	295
12.750%, 09/20/13	33	37
12.500%, 04/15/10 to 01/20/16	599	665
12.000%, 08/15/12 to 09/15/15	259	292
11.500%, 02/15/13 to 08/15/14	73	81
9.250%, 12/15/16 to 05/15/21	69	75
9.000%, 09/15/08 to 11/15/24	573	608
8.750%, 08/15/08 to 12/15/16	60	63
8.500%, 01/15/17 to 09/15/24	389	417
8.250%, 06/15/08 to 07/15/08	6	6
8.000%, 04/15/17 to 05/20/30	1,096	1,161
7.500%, 09/20/15 to 09/20/30	2,121	2,211
7.000%, 12/15/10 to 06/15/32	3,746	3,896
6.500%, 10/15/22 to 09/15/31	2,602	2,675
6.000%, 07/20/29	966	981

		14,898

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $246,390)		246,212

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.1%
Federal Farm Credit Bank — 8.1%
5.215%, 03/01/07# (A)	11,000	11,000
5.190%, 03/02/09 (A)	11,000	11,004

		22,004

Federal Home Loan Mortgage Corporation — 2.5%
5.100%, 03/13/07 (B)	6,825	6,814

Federal National Mortgage Association — 2.5%
5.100%, 03/12/07 (B)	6,825	6,814

Total U.S. Government Agency Obligations (Cost $35,626)		35,632

ASSET BACKED SECURITIES — 5.4%
Credit Cards — 5.4%
Bank One Issuance Trust, Series 2004-A4, Cl A4
5.360%, 02/16/10 (A)	5,000	5,004
Chase Issuance Trust, Series 2005-A3, Cl A
5.340%, 10/17/11 (A)	5,000	5,007
MBNA Credit Card Master Note Trust, Series 2002-A4, Cl A4
5.430%, 08/17/09 (A)	4,550	4,553

Total Asset Backed Securities (Cost $14,562)		14,564

U.S. TREASURY OBLIGATION — 4.5%
U.S. Treasury Note — 4.5%
4.875%, 07/31/11#	12,000	12,174

(Cost $12,053)

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Fannie Mae, Series 1992-29, Cl Z
8.000%, 02/25/22	62	62
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	98	98
Freddie Mac, Series 2869, Cl MD
5.000%, 02/15/29	7,000	6,950
Structured Mortgage Asset Residential Trust, Series 1992-2, Cl I
8.250%, 06/25/19	236	235

Total Collateralized Mortgage Obligations (Cost $7,144)		7,345

COMMERCIAL PAPER† — 11.1%
Gemini Securitization
5.260%, 03/13/07	6,000	5,990
Liberty Street Funding
5.260%, 03/13/07	6,000	5,990
Old Line Funding
5.260%, 03/12/07	6,000	5,990
Sheffield Receivables
5.260%, 03/12/07	6,000	5,990
Three Pillars Funding
5.260%, 03/12/07	6,000	5,990

Total Commercial Paper (Cost $29,950)		29,950

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 2.2%
Allegiant Advantage Institutional Money Market Fund, Class I††	5,948,532	$5,949

(Cost $5,949)
Total Investments Before Collateral for Loaned Securities – 129.7% (Cost $351,674)		351,826

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 8.6%
Certificate of Deposit — 0.2%
Natexis Banque NY
5.375%, 05/08/07	$540	540

Commercial Paper† — 0.3%
Morgan Stanley Dean Witter
5.383%, 07/19/07	863	863

Master Notes — 2.4%
Bank of America
5.383%, 03/01/07	2,158	2,158
Bear Stearns
5.513%, 03/07/07	2,282	2,282
JPMorgan Securities
5.393%, 03/15/07	2,137	2,137

		6,577

Medium Term Notes — 0.8%
First Tennessee Bank
5.350%, 04/18/07 (A)	1,295	1,295
Liquid Funding LLC
5.356%, 11/30/07 (A)	593	593
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	216	216
5.420%, 03/01/08 (A)	216	216

		2,320

Repurchase Agreements — 4.9%
Bank of America
5.360%, 03/01/07	366	366
Bear Stearns
5.363%, 03/01/07	2,158	2,158
5.413%, 03/01/07	3,237	3,237
Lehman Brothers
5.363%, 03/01/07	7,418	7,418

		13,179

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $23,479)		23,479

		Value (000)
TOTAL INVESTMENTS — 138.3%
(Cost $375,153)*		$375,305

Other Assets & Liabilities – (38.3)%		(103,837)

TOTAL NET ASSETS — 100.0%		$271,468

*	Aggregate cost for Federal income tax purposes is (000) $375,153

Gross unrealized appreciation (000)	$1,671
Gross unrealized depreciation (000)	(1,519)

Net unrealized appreciation (000)	$152

†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $23,164.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
(B)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
Cl	— Class
LLC	— Limited Liability Company
TBA	— To Be Announced

Assets in an amount at least equal to the market value of when-issued securities have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 51.6%
U.S. Treasury Notes — 51.6%
6.500%, 02/15/10	$10	$10
4.875%, 07/31/11#	91,430	92,755
4.875%, 08/15/16#	34,765	35,582
4.750%, 05/15/14#	4,114	4,169
4.250%, 10/31/07#	27,000	26,877
3.875%, 05/15/09#	6,245	6,152
3.250%, 08/15/08#	24,995	24,485

Total U.S. Treasury Obligations (Cost $189,480)		190,030

CORPORATE BONDS — 18.6%
Cable — 0.3%
Comcast Cable
8.375%, 03/15/13	1,000	1,157

Energy — 1.0%
ConocoPhillips Canada Funding
5.625%, 10/15/16	1,350	1,383
Energy Transfer Partners
6.125%, 02/15/17	1,040	1,075
XTO Energy
4.900%, 02/01/14	1,160	1,124

		3,582

Financials — 11.4%
Bank of America
5.420%, 03/15/17(A)	2,700	2,714
Bank One
5.250%, 01/30/13	2,740	2,755
BB&T
4.750%, 10/01/12	1,625	1,599
Bear Stearns
5.350%, 02/01/12	2,690	2,710
CIT Group
5.650%, 02/13/17	400	405
Citigroup
7.250%, 10/01/10	6,019	6,450
General Electric Capital, Cl A
6.000%, 06/15/12	3,565	3,720
5.450%, 01/15/13	590	601
Goldman Sachs
5.625%, 01/15/17	2,830	2,838
HSBC Finance
6.750%, 05/15/11	3,275	3,481
6.375%, 10/15/11	625	658
ING USA Global Funding
4.500%, 10/01/10	1,400	1,377
International Lease Finance (MTN)
5.450%, 03/24/11	1,300	1,318
JPMorgan Chase (MTN)
6.000%, 01/15/09	1,520	1,544
KeyBank
5.800%, 07/01/14	980	1,009
Lehman Brothers Holdings (MTN)
5.750%, 05/17/13	1,160	1,193
Morgan Stanley
4.750%, 04/01/14	2,000	1,921
Republic New York
7.750%, 05/15/09	1,810	1,913
Residential Capital
6.375%, 06/30/10	700	707
SLM (MTN)
5.000%, 10/01/13	1,895	1,874
Wells Fargo
4.950%, 10/16/13	1,000	991

		41,778

Healthcare — 0.3%
WellPoint
5.000%, 12/15/14	1,000	985

Insurance — 0.8%
American General Finance (MTN)
3.875%, 10/01/09	1,415	1,375
Assurant
5.625%, 02/15/14	1,500	1,517

		2,892

Real Estate Investment Trusts — 0.6%
iStar Financial
5.950%, 10/15/13(A)	1,000	1,017
WEA Finance LLC
5.700%, 10/01/16(A)	1,300	1,336

		2,353

Telecommunications — 1.8%
AT&T
5.625%, 06/15/16	1,775	1,800
Sprint Nextel
6.000%, 12/01/16	900	898
Telecom Italia Capital SA
5.250%, 11/15/13	1,395	1,360
Verizon Communications
5.550%, 02/15/16	1,725	1,743
Vodafone Group PLC
5.350%, 02/27/12	985	990

		6,791

Utilities — 2.4%
FPL Group Capital
5.625%, 09/01/11	760	775
National Grid PLC
6.300%, 08/01/16#	1,145	1,209
Pacificorp
5.450%, 09/15/13	1,040	1,048
PSI Energy
6.050%, 06/15/16	1,225	1,269
Southern
5.300%, 01/15/12	670	675
Virginia Electric & Power
4.750%, 03/01/13	1,835	1,791
Xcel Energy
7.000%, 12/01/10	2,027	2,155

		8,922

Total Corporate Bonds (Cost $ 68,243)		68,460

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
Freddie Mac, Series 2004-2812, Cl OD
5.000%, 12/15/29	12,192	12,095
Freddie Mac, Series 2635, Cl DT
3.500%, 01/15/18	1,081	1,018

	Par (000)		Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 2825, Cl PM
5.500%, 03/15/30	$6,845		$6,900
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700		5,229
Freddie Mac, Series 2904, Cl PC
5.500%, 05/15/31	7,214		7,274
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035		4,822
Ginnie Mae, Series 2003-42, Cl A
4.000%, 01/16/30	991		950
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11
4.732%, 07/25/34 (B)	5,530		5,362

Total Collateralized Mortgage Obligations (Cost $42,945)			43,650

ASSET BACKED SECURITIES — 7.0%
Automotive — 2.9%
Chase Manhattan Auto Owner Trust, Series 2006-B, Cl A3
5.130%, 05/15/11	6,000		6,016
WFS Financial Owner Trust, Series 2005-3, Cl A4 4.
390%, 05/17/13	4,500		4,462

			10,478

Credit Cards — 2.3%
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	8,500		8,563

Utilities — 1.8%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	6,000		6,708

Total Asset Backed Securities (Cost $25,630)			25,749

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Federal Home Loan Bank — 4.3%
6.500%, 08/15/07	4,000		4,022
3.875%, 06/08/07	5,245		5,225
3.875%, 09/14/07	6,685		6,636

Total U.S. Government Agency Obligations (Cost $15,969)			15,883

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 3.5%
Federal Home Loan Mortgage Corporation — 0.7%
3.500%, 05/01/11	2,732		2,600

Federal National Mortgage Association — 2.8%
5.500%, 10/01/09	9		9
5.468%, 01/01/36 (B)	10,099		10,120

			10,129

Government National Mortgage Association — 0.0%
9.000%, 09/15/08	4		4
9.000%, 10/15/08	4		4
9.000%, 11/15/08	6		6
9.000%, 12/15/08	7		7
9.000%, 02/15/09	8		8
9.000%, 03/15/09	—	(C)	—	(C)
9.000%, 04/15/09	17		18
9.000%, 05/15/09	27		28
9.000%, 07/15/09	2		2

			77

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $12,890)			12,806

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	10,479,051		10,479

(Cost $10,479)

Total Investments Before Collateral for Loaned Securities – 99.6% (Cost $365,636)			367,057

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 46.6%
Certificate of Deposit — 1.0%
Natexis Banque NY
5.375%, 05/08/07	$3,946		3,946

Commercial Paper†† — 1.7%
Morgan Stanley Dean Witter
5.383%, 07/19/07	6,313		6,313

Master Notes — 13.1%
Bank of America
5.383%, 03/01/07	15,783		15,782
Bear Stearns
5.513%, 03/07/07	16,690		16,690
JPMorgan Securities
5.393%, 03/15/07	15,625		15,625

			48,097

Medium Term Notes — 4.6%
First Tennessee Bank
5.350%, 04/18/07 (B)	9,470		9,470
Liquid Funding LLC
5.356%, 11/30/07 (B)	4,340		4,340
Morgan Stanley Dean Witter
5.450%, 02/15/08 (B)	1,578		1,578
5.420%, 03/01/08 (B)	1,578		1,578

			16,966

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 26.2%
Bank of America
5.360%, 03/01/07	$2,677	$2,677
Bear Stearns
5.363%, 03/01/07	15,783	15,783
5.413%, 03/01/07	23,674	23,674
Lehman Brothers
5.363%, 03/01/07	54,246	54,246

		96,380

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $ 171,702)		171,702

TOTAL INVESTMENTS — 146.2%
(Cost $537,338)*		538,759

Other Assets & Liabilities – (46.2)%		(170,351)

TOTAL NET ASSETS — 100.0%		$368,408

*	Aggregate cost for Federal income tax purposes is (000) $537,535.

Gross unrealized appreciation (000)	$2,312
Gross unrealized depreciation (000)	(1,088)

Net unrealized appreciation (000)	$1,224

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $168,612.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $5,067 and represents 1.4% of net assets as of February 28, 2007.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
(C)	Par and Value are less than $500.
Cl	— Class
LLC	— Limited Liability Company
MTN	— Medium Term Note
PLC	— Public Liability Company

See Notes to Schedules of Investments.

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)		Value (000)
ASSET BACKED SECURITIES — 22.1%
Automotive — 14.1%

Carmax Auto Owner Trust, Series 2005-2, Cl A4
4.340%, 09/15/10	$2,060		$2,035
Chase Manhattan Auto Owner Trust, Series 2006-A, Cl A3
5.340%, 07/15/10	2,000		2,008
DaimlerChrysler Auto Trust, Series 2006-A, Cl A3
5.000%, 05/08/10	2,500		2,499
DaimlerChrysler Auto Trust, Series 2005-B, Cl A4
4.200%, 07/08/10	2,700		2,670
Hyundai Auto Receivables Trust, Series 2004-A, Cl A3
2.970%, 05/15/09	951		944
Nissan Auto Receivables Owner Trust, Series 2005-A4, Cl A
3.820%, 07/15/10	2,400		2,365
USAA Auto Owner Trust, Series 2006-1, Cl A3
5.010%, 09/15/10	2,975		2,974
Wachovia Auto Owner Trust, Series 2005-A, Cl A3
4.060%, 09/21/09	2,654		2,638
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	2,350		2,330
World Omni Auto Receivables Trust, Series 2005-A, Cl A3
3.540%, 06/12/09	1,974		1,962

			22,425

Credit Cards — 5.4%
Bank One Issuance Trust, Series 2003-A7, Cl A7
3.350%, 03/15/11	3,000		2,937
Citibank Credit Card Issuance Trust, Series 2003-A3, Cl A3
3.100%, 03/10/10	1,900		1,862
MBNA Credit Card Master Note Trust, Series 2003-A11, Cl A11
3.650%, 03/15/11	3,800		3,723

			8,522

Mortgage Related — 2.6%
Bear Stearns, Series 1999-2, Cl AF2
7.910%, 10/25/29 (A)	248		249
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Cl 1A6
5.214%, 08/25/13	2,369		2,367
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-1, Cl 1A4
4.111%, 08/25/30	1,300		1,275
GE Capital Mortgage Services, Series 1999-HE1, Cl A7
6.265%, 04/25/29	286		287

			4,178

Total Asset Backed Securities (Cost $35,065)			35,125

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.0%
Bank of America Mortgage Securities, Series 2003-A, Cl 2A1
3.983%, 02/25/33 (B)	437		432
Bank of America Mortgage Securities, Series 2003-E, Cl 2A1
4.033%, 06/25/33 (B)	1,025		1,013
Chase Mortgage Finance, Series 2003-S4, Cl 2A2
5.000%, 04/25/18	1,164		1,159
Countrywide Alternative Loan Trust, Series 2004-29CB, Cl A6
4.000%, 01/25/35	831		817
Countrywide Home Loans, Series 2004-HYB4, Cl 3A
4.583%, 09/20/34 (B)	1,693		1,669
Credit Suisse First Boston Mortgage Securities, Series 2004-C1, Cl A2
3.516%, 01/15/37	3,725		3,640
Fannie Mae, Series 2002-74, Cl KD
5.500%, 02/25/17	1,089		1,091
Fannie Mae, Series 2002-94, Cl BA
5.000%, 05/25/27	1,943		1,936
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	2,913		2,867
Freddie Mac, Series 2003-2590, Cl PC
4.500%, 02/15/26	5,000		4,955
Freddie Mac, Series 2004-H017, Cl A3
4.178%, 07/15/11 (B)	2,789		2,759
Freddie Mac, Series 2492, Cl A
5.250%, 05/15/29	121		121
Freddie Mac, Series 2523, Cl JB
5.000%, 06/15/15	507		505
Freddie Mac, Series 2608, Cl PF
5.500%, 09/15/27	2,000		2,018
Freddie Mac, Series 2712, Cl PV
4.500%, 03/15/11	1,800		1,787
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	428		420
Ginnie Mae, Series 2002-58, Cl QA
6.000%, 02/16/29	35		35
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	504		493
Ginnie Mae, Series 2004-76, Cl NA
4.500%, 08/20/27	1,870		1,854
Golden National Mortgage, Series 1998-GN1, Cl A
7.110%, 08/25/27	—	(C)	—	(C)
Residential Funding Mortgage Securities, Series 2003-S11, Cl A7
3.500%, 06/25/18	1,598		1,550
Structured Asset Securities, Series, 2003-1, Cl 2A1
6.000%, 02/25/18	1,460		1,465
Washington Mutual, Series 2002-S8, Cl 2A1
4.500%, 01/25/18	282		281

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Wells Fargo MBS Trust, Series 2003-11, Cl A1
3.500%, 10/25/18	$2,123	$2,092

Total Collateralized Mortgage Obligations (Cost $35,007)		34,959

U.S. TREASURY OBLIGATIONS — 21.0%
U.S. Treasury Notes — 21.0%
4.625%, 02/29/08#	5,000	4,988
4.500%, 02/15/09#	12,585	12,554
4.000%, 04/15/10#	16,150	15,908

Total U.S. Treasury Obligations (Cost $33,330)		33,450

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 16.7%
Federal Home Loan Mortgage Corporation — 4.2%
6.000%, 05/01/21	3,126	3,179
5.500%, 02/01/10	384	386
5.500%, 06/01/10	447	450
5.000%, 10/01/09	919	914
3.500%, 09/01/08	1,787	1,738

		6,667

Federal National Mortgage Association — 12.5%
7.500%, 07/01/08	9	9
5.560%, 09/01/36 (B)	2,326	2,345
5.500%, 10/01/09	363	365
5.500%, 09/01/17	2,207	2,219
5.220%, 12/01/34 (B)	1,194	1,194
5.000%, 11/01/12	1,427	1,420
4.935%, 01/01/36 (B)	3,232	3,204
4.873%, 07/01/34 (B)	2,166	2,155
4.870%, 04/01/35 (B)	3,169	3,136
4.661%, 11/01/32 (B)	599	609
4.338%, 10/01/33 (B)	1,318	1,306
3.992%, 08/01/33 (B)	2,029	1,987

		19,949

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $26,800)		26,616

CORPORATE BONDS — 15.8%
Automotive — 0.3%
DaimlerChrysler NA Holdings
5.600%, 03/07/07 (B)	440	440

Financial Conduits — 0.4%
Core Investment Grade Bond Trust I
4.642%, 11/30/07	600	597

Financials — 11.4%
American General Finance (MTN)
4.625%, 05/15/09	400	396
Associates Corp. of North America
8.550%, 07/15/09	1,250	1,347
Bear Stearns
2.875%, 07/02/08	1,000	972
Caterpillar Financial Services (MTN)
4.500%, 09/01/08	1,480	1,467
CIT Group
5.000%, 11/24/08	1,000	999
FleetBoston Financial
7.375%, 12/01/09	500	530
General Electric Capital (MTN)
5.200%, 02/01/11	1,500	1,511
Goldman Sachs
6.650%, 05/15/09	1,045	1,080
HSBC Finance
8.000%, 07/15/10	1,500	1,637
International Lease Finance (MTN)
3.125%, 05/03/07	800	797
JPMorgan Chase
6.375%, 04/01/08	1,750	1,765
Merrill Lynch (MTN)
4.831%, 10/27/08	735	732
National Westminster Bank PLC
7.375%, 10/01/09	538	566
Republic New York
7.750%, 05/15/09	720	761
Residential Capital
6.125%, 11/21/08	410	412
SLM (MTN)
4.000%, 01/15/09	1,022	1,003
US Bancorp
6.875%, 09/15/07	500	503
Wachovia
6.400%, 04/01/08	1,700	1,719

		18,197

Insurance — 1.1%
Allstate Life Global Funding Trusts
3.850%, 01/25/08	1,000	987
Reliastar Financial
6.500%, 11/15/08	810	826

		1,813

Real Estate Investment Trusts — 0.7%
iStar Financial
5.760%, 03/03/08 (B)	650	652
Simon Property Group LP
6.375%, 11/15/07	425	428

		1,080

Telecommunications — 0.8%
GTE
6.460%, 04/15/08	1,255	1,271

Transportation — 0.3%
FedEx
5.500%, 08/15/09	500	504

Utilities — 0.8%
Dominion Resources
5.125%, 12/15/09	550	551
MidAmerican Energy Holdings
4.625%, 10/01/07	665	663

		1,214

Total Corporate Bonds (Cost $25,155)		25,116

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 2.2%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $3,407)	3,406,689	$3,407

Total Investments Before Collateral for Loaned Securities – 99.8% (Cost $158,764)		158,673

	Par (000)

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 19.4%
Certificate of Deposit — 0.5%
Natexis Banque NY	$709	709

5.375%, 05/08/07

Commercial Paper†† — 0.7%
Morgan Stanley Dean Witter	1,135	1,135

5.383%, 07/19/07

Master Notes — 5.4%
Bank of America	2,838	2,838
5.383%, 03/01/07
Bear Stearns	3,001	3,001
5.513%, 03/07/07
JPMorgan Securities	2,809	2,809
5.393%, 03/15/07

		8,648

Medium Term Notes — 1.9%
First Tennessee Bank	1,703	1,703
5.350%, 04/18/07 (B)
Liquid Funding LLC	780	780
5.356%, 11/30/07 (B)
Morgan Stanley Dean Witter
5.450%, 02/15/08 (B)	284	284
5.420%, 03/01/08 (B)	284	284

		3,051

Repurchase Agreements — 10.9%
Bank of America
5.360%, 03/01/07	481	481
Bear Stearns
5.363%, 03/01/07	2,838	2,838
5.413%, 03/01/07	4,257	4,257
Lehman Brothers 5.363%, 03/01/07	9,754	9,754

		17,330

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $30,873)		30,873

TOTAL INVESTMENTS — 119.2%
(Cost $189,637)**	$189,546

Other Assets & Liabilities – (19.2)%	(30,498)

TOTAL NET ASSETS — 100.0%	$159,048

**	Aggregate cost for Federal income tax purposes is (000) $189,638.

Gross unrealized appreciation (000)	$549
Gross unrealized depreciation (000)	(641)

Net unrealized depreciation (000)	$(92)

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $30,060.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on February 28, 2007.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
(C)	Par and Value are less than $500.
Cl	— Class
LLC	— Limited Liability Company
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Liability Company

See Notes to Schedules of Investments.

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 51.1%
U.S. Treasury Bonds — 8.0%
6.250%, 08/15/23#	$18,385	$21,455
5.375%, 02/15/31#	10,395	11,337
4.500%, 02/15/36#	170	165

		32,957

U.S. Treasury Notes — 43.1%
5.500%, 05/15/09#	6,000	6,114
4.875%, 07/31/11#	103,545	105,046
4.875%, 08/15/16#	37,400	38,280
4.750%, 05/15/14#	3,325	3,369
4.625%, 02/15/17	1,000	1,006
3.250%, 08/15/08#	24,310	23,814

		177,629

Total U.S. Treasury Obligations (Cost $208,734)		210,586

CORPORATE BONDS — 17.1%
Cable — 0.3%
Comcast
5.875%, 02/15/18	485	495
CSC Holdings, Cl B
8.125%, 08/15/09	390	405
Rogers Cable
6.750%, 03/15/15	300	316

		1,216

Chemicals — 0.1%
Lyondell Chemical
8.250%, 09/15/16	425	459

Consumer Non-Cyclical — 0.6%
ACCO Brands
7.625%, 08/15/15	500	500
GSC Holdings
8.000%, 10/01/12	590	630
Hanesbrands
8.735%, 12/15/14 (A) (B)	545	560
Iron Mountain
7.750%, 01/15/15	390	400
Quiksilver
6.875%, 04/15/15	350	343

		2,433

Consumer Services — 1.2%
Caesars Entertainment
8.125%, 05/15/11	345	367
Education Management LLC
8.750%, 06/01/14	700	740
Gaylord Entertainment
8.000%, 11/15/13	275	286
MGM Mirage
8.375%, 02/01/11	800	844
7.625%, 01/15/17	310	315
Mohegan Tribal Gaming Authority
8.000%, 04/01/12	155	162
7.125%, 08/15/14	740	757
Royal Caribbean Cruises
7.250%, 06/15/16	400	420
Universal City Development Partners
11.750%, 04/01/10	500	534
Universal City Florida Holding
8.375%, 05/01/10	310	323
Vail Resorts
6.750%, 02/15/14	80	80
Wynn Las Vegas LLC
6.625%, 12/01/14	225	224

		5,052

Consumer Staples — 0.3%
Del Monte
8.625%, 12/15/12	1,015	1,071

Energy — 1.2%
Chesapeake Energy
7.500%, 06/15/14	740	779
ConocoPhillips Canada Funding
5.950%, 10/15/36	1,000	1,043
Denbury Resources
7.500%, 04/01/13	725	736
MarkWest Energy Partners
8.500%, 07/15/16	450	469
OPTI Canada
8.250%, 12/15/14 (A)	300	312
PHI
7.125%, 04/15/13	650	634
Southern Union
7.200%, 11/01/45 (B)	1,030	1,038

		5,011

Financials — 7.1%
Bank of America
7.800%, 09/15/16	3,300	3,906
CIT Group
6.100%, 03/15/17 (B)	950	952
Citigroup
7.250%, 10/01/10	3,045	3,263
Ford Motor Credit
7.250%, 10/25/11	1,075	1,058
General Electric Capital
6.750%, 03/15/32	3,000	3,500
General Motors Acceptance Corporation
6.750%, 12/01/14#	500	499
Global Cash Access LLC
8.750%, 03/15/12	420	443
Goldman Sachs
6.450%, 05/01/36	1,340	1,404
HSBC Finance
6.375%, 10/15/11	2,175	2,290
ING USA Global Funding
4.500%, 10/01/10	920	905
International Lease Finance
5.000%, 04/15/10	875	873
JPMorgan Chase Capital XXII
6.450%, 02/02/37#	1,875	1,961
KeyBank
5.800%, 07/01/14	800	824
Lehman Brothers Holdings (MTN)
5.750%, 05/17/13	600	617
Lloyds TSB Group PLC
6.267%, 11/14/16 (A) (B)	950	960
Merrill Lynch
6.050%, 05/16/16	1,250	1,302

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Morgan Stanley	$1,635	$1,570
4.750%, 04/01/14
MUFG Capital Finance I	725	753
6.346%, 07/25/16 (B)
Residential Capital	740	747
6.375%, 06/30/10
USB Capital IX	660	681
6.189%, 04/15/11# (B)
Wachovia Capital Trust III	925	941
5.800%, 08/29/49 (B)

		29,449

Industrials — 1.1%
Baldor Electric	250	264
8.625%, 02/15/17#
Beazer Homes USA	450	464
8.625%, 05/15/11
Caterpillar	925	978
6.050%, 08/15/36
H&E Equipment Services
8.375%, 07/15/16	300	322
Idearc	650	671
8.000%, 11/15/16 (A)
K. Hovnanian Enterprises	950	1,007
8.625%, 01/15/17#
Neenah	300	310
9.500%, 01/01/17 (A)
Stanley Works Capital Trust I	750	697
5.902%, 12/01/45 (B)

		4,713

Insurance — 1.0%
American General Finance (MTN)	805	783
3.875%, 10/01/09
AXA SA	625	624
6.379%, 12/14/49 (A) (B)
ING Groep NV	1,500	1,520
5.775%, 12/29/49 (B)
MetLife	1,260	1,288
6.400%, 12/15/36

		4,215

Media — 0.6%
DIRECTV Group	736	781
8.375%, 03/15/13
Echostar DBS	500	520
7.125%, 02/01/16
Time Warner	935	973
6.500%, 11/15/36

		2,274

Real Estate Investment Trusts — 0.6%
iStar Financial	1,250	1,271
5.950%, 10/15/13 (A)
WEA Finance LLC	1,150	1,182
5.700%, 10/01/16 (A)

		2,453

Technology — 0.3%
Sungard Data Systems	550	601
10.250%, 08/15/15
TransDigm
7.750%, 07/15/14 (A)	300	310
7.750%, 07/15/14	100	103

		1,014

Telecommunications — 1.3%
AT&T	1,000	1,014
5.625%, 06/15/16
GTE	1,490	1,618
6.940%, 04/15/28
Sprint Nextel	1,135	1,133
6.000%, 12/01/16
Telecom Italia Capital SA	1,490	1,452
5.250%, 11/15/13

		5,217

Transportation — 0.6%
Avis Budget Car Rental	675	687
7.750%, 05/15/16 (A)
FedEx	1,304	1,412
6.720%, 01/15/22
Hertz	300	325
8.875%, 01/01/14

		2,424

Utilities — 0.8%
Centerpoint Energy	475	485
5.950%, 02/01/17
Midamerican Energy	1,065	1,207
6.750%, 12/30/31
NRG Energy	740	756
7.250%, 02/01/14
Tampa Electric	925	1,006
6.550%, 05/15/36

		3,454

Total Corporate Bonds (Cost $68,976)		70,455

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2%
Fannie Mae, Series 2003-69, Cl PM	4,384	4,014
3.500%, 07/25/33
Fannie Mae, Series 2005-87, Cl NH	9,750	9,278
5.000%, 10/25/25
First Horizon Mortgage Trust, Series 2004-4, Cl 2A3	4,294	4,048
4.500%, 07/25/19
Freddie Mac, Series 2004-2882, Cl BA	5,800	5,642
5.000%, 10/15/32
Residential Funding Mortgage Securities, Series 2004-S6, Cl 3A2	7,200	6,732
4.500%, 06/25/19
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11	4,000	3,878
4.732%, 07/25/34 (B)

Total Collateralized Mortgage Obligations (Cost $33,213)		33,592

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)		Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 7.8%
Federal Home Loan Mortgage Corporation — 0.0%
8.750%, 05/01/08	$—	(C)	$—	(C)
7.500%, 12/01/10	—	(C)	—	(C)

			—	(C)

Federal National Mortgage Association — 7.8%
5.500%, 09/01/17	4,101		4,122
5.500%, 11/01/21	2,478		2,485
5.000%, 06/01/20	4,652		4,594
5.000%, 11/01/21	2,065		2,038
4.870%, 04/01/35 (B)	8,714		8,623
4.500%, 09/01/35	11,000		10,387

			32,249

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $32,569)			32,249

ASSET BACKED SECURITIES — 4.4%
Automotive — 0.8%
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	3,325		3,297

Credit Cards — 2.9%
Bank One Issuance Trust, Series 2002-A1, Cl A1	5,000		5,005
5.430%, 01/15/10 (B)
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5	6,700		6,749
5.300%, 05/20/11

			11,754

Other — 0.7%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4
5.550%, 10/20/23	3,175		3,266

Total Asset Backed Securities (Cost $18,121)			18,317

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
Federal Home Loan Bank — 3.7%
6.500%, 08/15/07	3,800		3,821
4.750%, 03/14/08	11,300		11,275

			15,096

Federal Home Loan Mortgage Corporation — 0.0%
4.000%, 08/17/07	95		94

Federal National Mortgage Association — 0.4%
4.750%, 08/03/07	1,725		1,722

Total U.S. Government Agency Obligations (Cost $16,918)			16,912

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A	4,100		4,001
4.871%, 09/11/42
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4	5,300		5,328
5.226%, 07/15/44 (B)
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (B)	4,500		4,492

Total Commercial Mortgage-Backed Securities (Cost $13,730)			13,821

NON-AGENCY MORTGAGE-BACKED SECURITY — 0.0%
Thirty-Seventh FHA Insurance Project 7.430%, 05/01/22 (D) (E) (Cost $40)	40		40

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.7%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $15,410)	15,409,883		15,410

Total Investments Before Collateral for Loaned Securities – 99.8% (Cost $407,711)			411,382

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 45.6%
Certificate of Deposit — 1.1%
Natexis Banque NY
5.375%, 05/08/07	$4,327		4,327

Commercial Paper†† — 1.6%
Morgan Stanley Dean Witter
5.383%, 07/19/07	6,923		6,922

Master Notes — 12.8%
Bank of America	17,306		17,307
5.383%, 03/01/07
Bear Stearns	18,302		18,302
5.513%, 03/07/07
JPMorgan Securities	17,133		17,133
5.393%, 03/15/07

			52,742

Medium Term Notes — 4.5%
First Tennessee Bank	10,384		10,385
5.350%, 04/18/07 (B)
Liquid Funding LLC	4,759		4,758
5.356%, 11/30/07 (B)
Morgan Stanley Dean Witter
5.450%, 02/15/08 (B)	1,731		1,730
5.420%, 03/01/08 (B)	1,731		1,731

			18,604

Repurchase Agreements — 25.6%
Bank of America	2,935		2,935
5.360%, 03/01/07
Bear Stearns
5.363%, 03/01/07	17,306		17,307
5.413%, 03/01/07	25,960		25,960

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — continued
Lehman Brothers 5.363%, 03/01/07	$59,484	$59,484

		105,686

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $ 188,281)		188,281

TOTAL INVESTMENTS — 145.4% (Cost $595,992)*		599,663

Other Assets & Liabilities – (45.4)%		(187,275)

TOTAL NET ASSETS — 100.0%		$412,388

*	Aggregate cost for Federal income tax purposes is (000) $596,338.

Gross unrealized appreciation (000)	$4,023
Gross unrealized depreciation (000)	(698)

Net unrealized appreciation (000)	$3,325

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $185,195.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $6,887 and represents 1.7% of net assets as of February 28, 2007.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.
(C)	Par and Value are less than $500.
(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.
(E)	Illiquid Security. Total market value of illiquid securities is (000) $40 and represents 0.0% of net assets as of February 28, 2007.
Cl	— Class
FHA	— Federal Housing Authority
LLC	— Limited Liability Company
MTN	— Medium Term Note
PLC	— Public Liability Company

Foreign Currency Exchange Contracts:

Settlement Month	Type	Contracts to Receive (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)
03/07	Buy	JPY 960,000	$8,127	$8,139	$12

JPY — Japanese Yen

Total Return Swap Agreement:

	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Agreement with Lehman Brothers to receive monthly total returns on Lehman High Yield Index and pay monthly a floating rate based on 1–month LIBOR minus 0.35%	04/01/07	$5,000	$—

Assets in an amount at least equal to the Notional Cost Amount of the Total Return Swap Agreement have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 22.6%
Automotive — 16.2%
BMW Vehicle Owner Trust, Series 2005-A, Cl A3
4.040%, 02/25/09	$1,305	$1,301
Carmax Auto Owner Trust, Series 2005-1, Cl A4
4.350%, 03/15/10	1,630	1,614
Carmax Auto Owner Trust, Series 2005-2, Cl A2
4.100%, 05/15/08	46	46
Chase Manhattan Auto Owner Trust, Series 2006-B, Cl A2
5.280%, 10/15/09	1,520	1,522
DaimlerChrysler Auto Trust, Series 2005-B, Cl A3
4.040%, 09/08/09	1,461	1,453
Nissan Auto Receivables Owner Trust, Series 2005-B, Cl A3
3.990%, 07/15/09	1,132	1,125
Nissan Auto Receivables Owner Trust, Series 2004-B, Cl A3
3.350%, 05/15/08	572	570
USAA Auto Owner Trust, Series 2004-3, Cl A3
3.160%, 02/17/09	600	598
Wachovia Auto Owner Trust, Series 2005-A, Cl A3
4.060%, 09/21/09	1,804	1,793
WFS Financial Owner Trust, Series 2003-3, Cl A4
3.250%, 05/20/11	1,092	1,083
World Omni Auto Receivables Trust, Series 2004-A, Cl A3
3.290%, 11/12/08	397	397
World Omni Auto Receivables Trust, Series 2005-A, Cl A3
3.540%, 06/12/09	1,112	1,106

		12,608

Credit Cards — 4.4%
Bank One Issuance Trust, Series 2002-A3, Cl A3
3.590%, 05/17/10	2,000	1,983
Citibank Credit Card Issuance Trust, Series 2003-A3, Cl A3
3.100%, 03/10/10	1,500	1,470

		3,453

Energy — 2.0%
Peco Energy Transition Trust, Series 1999-A, Cl A7
6.130%, 03/01/09	1,480	1,493

Total Asset Backed Securities (Cost $17,508)		17,554

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.0%
Bank of America Mortgage Securities, Series 2003-A, Cl 1A1
7.339%, 02/25/33 (A)	37	38
Chase Mortgage Finance, Series 2004-S3, Cl 2A1
5.250%, 03/25/34	1,920	1,909
Credit Suisse First Boston Mortgage Securities, Series 2004-C1, Cl A2
3.516%, 01/15/37	2,000	1,954
Fannie Mae, Series 2002-61, Cl PE
5.500%, 05/25/16	1,615	1,614
Fannie Mae, Series 2003-35, Cl MB
4.500%, 06/25/13	2,380	2,364
Fannie Mae, Series 2003-60, Cl PA
3.500%, 04/25/19	1,163	1,144
Fannie Mae, Series 2005-51, Cl PA
5.500%, 01/25/25	2,132	2,137
Freddie Mac, Series 1602, Cl PH
6.000%, 04/15/23	1,173	1,175
Freddie Mac, Series 2513, Cl JC
5.000%, 06/15/14	967	965
Freddie Mac, Series 2527, Cl BN
5.000%, 02/15/16	1,506	1,497
Freddie Mac, Series 2714 Cl CK
4.000%, 06/15/24	788	780
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	161	157
Washington Mutual, Series 2002-AR10, Cl A6
4.816%, 10/25/32 (A)	1,344	1,340

Total Collateralized Mortgage Obligations (Cost $17,103)		17,074

U.S. TREASURY OBLIGATIONS — 20.7%
U.S. Treasury Notes — 20.7%
4.375%, 01/31/08#	8,560	8,520
3.250%, 08/15/08#	7,700	7,543

Total U.S. Treasury Obligations (Cost $16,065)		16,063

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.9%
Federal Home Loan Bank — 4.2%
5.125%, 06/18/08 #	3,250	3,261

Federal Home Loan Mortgage Corporation — 6.6%
4.625%, 02/21/08 #	5,100	5,081

Federal National Mortgage Association — 5.1%
4.750%, 08/10/07	4,000	3,991

Total U.S. Government Agency Obligations (Cost $12,315)		12,333

CORPORATE BONDS — 10.0%
Automotive — 0.4%
DaimlerChrysler NA Holdings 5.600%, 03/07/07 (A)
5.600%, 03/07/07 (A)	315	315

Financial Conduits — 0.4%
Core Investment Grade Bond Trust I
4.642%, 11/30/07	275	274

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — 7.2%
Bank of America
6.625%, 08/01/07	$887	$891
Citigroup
5.420%, 11/01/07 (A)	1,000	1,001
John Deere Capital (MTN)
4.500%, 08/25/08	350	347
JPMorgan Chase
6.700%, 11/01/07	1,250	1,262
Republic New York
5.875%, 10/15/08	445	450
SLM (MTN)
3.625%, 03/17/08	865	850
UBS Paine Webber Group
7.625%, 10/15/08	740	773

		5,574

Insurance — 1.2%
AXA Financial
6.500%, 04/01/08	400	404
Reliastar Financial
6.500%, 11/15/08	500	510

		914

Real Estate Investment Trusts — 0.3%
Simon Property Group LP
6.375%, 11/15/07	250	251

Utilities — 0.5%
MidAmerican Energy Holdings
4.625%, 10/01/07	400	399

Total Corporate Bonds (Cost $ 7,736)		7,727

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 5.6%
Federal National Mortgage Association — 5.6%
5.500%, 12/01/11	2,110	2,117
5.135%, 01/01/36 (A)	2,230	2,230

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $ 4,363)		4,347

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.1%
Allegiant Money Market Fund, Class I† (Cost $ 2,467)	2,467,039	2,467

Total Investments Before Collateral for Loaned Securities – 99.9% (Cost $ 77,557)		77,565

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL
FOR LOANED SECURITIES — 25.1%
Certificate of Deposit — 0.6%
Natexis Banque NY
5.375%, 05/08/07	$448	447

	Par (000)	Value (000)
Commercial Paper†† — 0.9%
Morgan Stanley Dean Witter
5.383%, 07/19/07	$716	$716

Master Notes — 7.0%
Bank of America
5.383%, 03/01/07	1,790	1,790
Bear Stearns
5.513%, 03/07/07	1,893	1,893
JPMorgan Securities
5.393%, 03/15/07	1,772	1,773

		5,456

Medium Term Notes — 2.5%
First Tennessee Bank
5.350%, 04/18/07 (A)	1,074	1,075
Liquid Funding LLC
5.356%, 11/30/07 (A)	492	492
Morgan Stanley Dean Witter
5.450%, 02/15/08 (A)	179	179
5.420%, 03/01/08 (A)	179	179

		1,925

Repurchase Agreements — 14.1%
Bank of America
5.360%, 03/01/07	304	304
Bear Stearns
5.363%, 03/01/07	1,790	1,790
5.413%, 03/01/07	2,685	2,685
Lehman Brothers
5.363%, 03/01/07	6,153	6,154

		10,933

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $ 19,477)		19,477

TOTAL INVESTMENTS — 125.0%
(Cost $97,034)*		97,042

Other Assets & Liabilities – (25.0)%		(19,397)

TOTAL NET ASSETS — 100.0%		$77,645

*	Aggregate cost for Federal income tax purposes is (000) $97,035.

Gross unrealized appreciation (000)	$148
Gross unrealized depreciation (000)	(141)

Net unrealized appreciation (000)	$7

†	See Note 3 in Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $19,066.

(A) Variable Rate Security — the rate shown is the rate in effect on February 28, 2007.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

See Notes to Schedules of Investments.

Allegiant Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.9%
Arizona — 1.5%
Tucson Street & Highway User Authority (RB) Series A (MBIA)
7.000%, 07/01/11	$1,500	$1,700

California — 0.3%
Foothill/Eastern Corridor Capital Appreciation (RB) (ETM) (FSA)
4.894%, 01/01/29 (A)	850	334

Colorado — 1.7%
Colorado Water Resource Power Development Authority (RB) Series A
6.300%, 09/01/14	35	35
El Paso County Colonial Falcon School District Number 49, Prerefunded 12/01/11 @ 100 (GO) (FGIC)
5.750%, 12/01/15	1,665	1,817

		1,852

Florida — 6.4%
Florida Board of Education (GO) (ETM)
9.125%, 06/01/14	135	178
Florida Board of Education Capital Outlay (GO) Series D
5.750%, 06/01/22	1,000	1,068
Gulf Breeze Capital Funding (RB) Series A (MBIA) (VRDN)
4.050%, 12/01/17	1,000	1,055
Hillsborough County Capital Improvement, Mosi & County Center Project (RB) (MBIA)
5.000%, 07/01/16	1,750	1,919
Orlando & Orange County Expressway Authority (RB) Series A (AMBAC)
5.250%, 07/01/16	1,500	1,629
Seminole County School Board (COP) Series A (AMBAC)
5.500%, 07/01/15	1,000	1,119

		6,968

Georgia — 6.7%
Atlanta Water & Waste Water Authority (RB) Series A (FGIC)
5.500%, 11/01/13	2,000	2,201
Fulton County Development Authority, Georgia Tech Athletic Association (RB) (AMBAC)
5.500%, 10/01/17	1,750	1,906
Georgia Municipal Electric Authority (RB) Series X (MBIA)
6.500%, 01/01/12	2,000	2,142
Georgia State (GO) Series B
6.650%, 03/01/09	1,000	1,058

		7,307

Hawaii — 2.0%
Honolulu City & County (GO) Series C (MBIA)
5.000%, 07/01/20	2,000	2,161

Illinois — 8.8%
Champaign County Community United School District Number 116 Urbana (GO) (FGIC)
5.375%, 01/01/15	1,735	1,918
Chicago (GO) Series A (MBIA)
5.500%, 01/01/14	160	172
Chicago, Prerefunded 01/01/11 @ 101 (GO) Series A (MBIA)
5.500%, 01/01/14	740	795
Illinois Highway Toll Authority (RB) Series A (FSA)
5.500%, 01/01/13	1,000	1,094
Illinois Sales Tax Program (RB) Series Q
6.000%, 06/15/12	1,000	1,085
Illinois State (GO) (FGIC)
5.500%, 02/01/16	1,000	1,080
Lake County Community Consolidated School District Number 50, Prerefunded 12/01/08 @ 100 (GO) Series A (FGIC)
6.000%, 12/01/20	1,000	1,040
Lake County Community Consolidated School District Number 50, Woodland (GO) (FSA)
5.000%, 01/01/19	1,280	1,388
University of Illinois (RB) (MBIA)
5.000%, 04/01/18	1,000	1,084

		9,656

Indiana — 14.5%
Ball State University, Housing and Dining System (RB) (FSA)
5.000%, 07/01/21	2,190	2,368
East Chicago Elementary School Building Corporation, First Mortgage (RB)
6.250%, 01/05/16	1,750	1,939
Fort Wayne South Side School Building Corporation, First Mortgage (RB) (FSA)
4.750%, 07/15/11	500	507
Hammond Multi-School Building Corporation, First Mortgage (RB) Series B (ETM)
6.000%, 01/15/18	1,000	1,153
Indiana University (RB) Series O (FGIC)
5.000%, 08/01/21	1,375	1,464
Indianapolis Local Improvement Project (RB) Series D (AMBAC)
5.375%, 02/01/17	1,250	1,318
Purdue University (COP)
5.250%, 07/01/21	3,240	3,697
Wawasee Community School Corporation (RB) (FSA)
5.000%, 07/15/18	1,000	1,104
Westfield High School Building Corporation (RB) (FSA)
5.000%, 07/15/18	2,135	2,337

		15,887

Massachusetts — 2.6%
Massachusetts Bay Transportation Authority, General Transportation Systems Project (RB) Series A
5.750%, 03/01/18	655	656
Massachusetts, Prerefunded 08/01/12 @ 100 (GO) Series D (MBIA)
5.375%, 08/01/20	2,000	2,167

		2,823

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Michigan — 6.2%
Byron Center Public School (GO) (MBIA)
8.250%, 05/01/08	$1,380	$1,452
Goodrich Area School District (GO) Series A (FSA)
5.750%, 05/01/12	1,020	1,121
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	2,200	2,403
Michigan Municipal Bond Authority (RB) Series A
5.250%, 06/01/12	1,220	1,309
Mona Shores School District (GO) (FGIC)
6.750%, 05/01/09	500	532

		6,817

Mississippi — 1.2%
Mississippi Development Bank Special Obligation, Biloxi Mississippi Project (RB) Series A (AMBAC)
5.000%, 11/01/14	1,190	1,291

Missouri — 1.5%
Missouri Development Finance Board Cultural Facilities, Nelson Gallery Foundation (RB) Series B (MBIA) (VRDN)
3.640%, 12/01/31	500	500
Missouri Environmental Improvement Authority, Revolving Fund Program (RB) Series B
5.500%, 07/01/16	1,000	1,136

		1,636

Nevada — 3.9%
Clark County (GO) (AMBAC)
5.000%, 11/01/18	2,000	2,184
Clark County School District, Prerefunded 12/15/11 @ 100 (GO) Series F (FSA)
5.500%, 06/15/17	1,000	1,081
Nevada (GO) Series A-1
6.000%, 05/15/09	1,000	1,048

		4,313

New Jersey — 1.0%
New Jersey State Transportation Trust Fund Authority, Transportation System (RB) Series B (FGIC)
5.250%, 12/15/14	1,000	1,103

New Mexico — 2.0%
New Mexico Finance Authority (RB) (MBIA)	1,310	1,427
5.000%, 06/15/19
New Mexico State Hospital Equipment Loan Council, Presbyterian Health Care (RB) Series B (FSA) (VRDN)
3.550%, 08/01/30	800	800

		2,227

New York — 2.3%
Buffalo Sewer Authority (RB) Series F (FGIC) 6.000%, 07/01/13	1,300	1,427
New York State Power Authority, Prerefunded 01/01/10 @ 100 (RB) 7.000%, 01/01/18	1,000	1,091

		2,518

North Carolina — 1.1%
Iredell County, Iredell County School Project (COP) (AMBAC)	1,140	1,239

5.000%, 06/01/14

Ohio — 5.0%
Burler County Transportation Improvement, Prerefunded 04/01/08 @ 102 (RB) Series A (FSA)
6.000%, 04/01/10	200	209
5.500%, 04/01/09	1,150	1,195
Cleveland Public Power Systems, First Mortgage (RB) Series 1 (MBIA)
6.000%, 11/15/10	995	1,076
Ohio Department of Administrative Services Office Project (COP) (AMBAC)
5.000%, 12/15/12	1,010	1,040
Ohio Housing Finance Agency, Single-Family Housing Mortgage, Prerefunded 01/15/13 @ 81.88 (RB) (FGIC)
6.399%, 01/15/15 (A)	1,340	878
Perrysburg Exempted Village School District, Prerefunded 12/01/09 @ 101 (GO)
5.350%, 12/01/25	1,000	1,052

		5,450

Oklahoma — 2.5%
Grand River Dam Authority (RB) (AMBAC)
6.250%, 06/01/11	2,500	2,753

Pennsylvania — 1.1%
Northampton County, Prerefunded 08/15/09 @ 100 (GO)
5.125%, 08/15/17	480	497
Westmoreland County Capital Appreciation (RB) Series A (MBIA)
5.041%, 08/15/23 (A)	1,345	670

		1,167

South Carolina — 2.1%
Charleston County Public Improvement (GO)
6.000%, 09/01/09	1,000	1,057
South Carolina State Public Service Authority (RB) Series B (MBIA)
5.000%, 01/01/19	1,200	1,305

		2,362

Tennessee — 1.9%
Memphis Electrical System (RB) Series A (MBIA)
5.000%, 12/01/11	2,000	2,121

Texas — 11.7%
Alamo Community College District (GO) Series A (MBIA)
5.000%, 08/15/18	1,405	1,524
Austin Water & Wastewater System (RB) (MBIA)
5.000%, 11/15/17	1,430	1,566

Allegiant Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Texas — continued
Austin Water & Wastewater System (RB) Series A (AMBAC)
5.500%, 11/15/14	$1,000	$1,118
Comal Independent School District (GO) (PSF-GTD)
5.500%, 02/01/19	215	228
Comal Independent School District, Prerefunded 02/01/11 @ 100 (GO) (PSF-GTD)
5.500%, 02/01/19	285	304
Conroe Independent School District (GO) (PSF-GTD)
5.500%, 02/15/15	195	202
Houston (GO) Series E (AMBAC)
5.000%, 03/01/15	1,500	1,626
Houston Water & Sewer System, Prerefunded 12/01/11 @ 100 (RB) Series A (FSA)
5.500%, 12/01/13	700	756
Houston Water & Sewer System (RB) Series A (FSA)
5.500%, 12/01/13	800	867
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/16	1,000	1,094
Robinson Independent School District (GO) (PSF-GTD)
5.750%, 08/15/12	575	603
Texas State Water Financial Assistance (GO)
5.500%, 08/01/17	1,125	1,207
United Independent School District, Prerefunded 08/15/12 @ 100 (GO) (PSF-GTD)
5.375%, 08/15/16	1,585	1,720

		12,815

Utah — 1.9%
Intermountain Power Agency (RB) Series E (FSA)
6.250%, 07/01/09	2,000	2,116

Virginia — 2.0%
Virginia College Building Authority, Higher Education Financing Program (RB) Series A
5.000%, 09/01/15	1,975	2,155

Washington — 5.6%
King County School District Number 406 South Central (GO) (FSA)
5.000%, 12/01/17	2,000	2,163
Seattle Municipal Light & Power (RB)
5.625%, 12/01/18	2,000	2,121
Washington State (GO) Series D (AMBAC)
5.000%, 01/01/15	1,700	1,843

		6,127

Wisconsin — 2.4%
Milwaukee (GO) Series B10 (AMBAC)
5.000%, 02/15/18	2,485	2,689

Total Municipal Bonds (Cost $106,423)		109,587

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.3%
Allegiant Tax-Exempt Money Market Fund, Class I† (Cost $349)	349,097	$349

TOTAL INVESTMENTS — 100.2%
(Cost $106,772)*		109,936

Other Assets & Liabilities – (0.2)%		(274)

TOTAL NET ASSETS — 100.0%		$109,662

*	Aggregate cost for Federal income tax purposes is (000) $106,772.

Gross unrealized appreciation (000)	$3,190
Gross unrealized depreciation (000)	(26)

Net unrealized appreciation (000)	$3,164

†	See Note 3 in Schedules of Investments.

(A) Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC	— American Municipal Bond Assurance Corporation
COP	— Certificate of Participation
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Federal Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Association

PSF-GTD — Public School Fund – Guaranteed

RB	— Revenue Bond
VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2007, and the date shown is the final maturity date, not the next reset or put date.

Assets in an amount at least equal to the market value of when-issued securities have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.5%
Michigan — 96.2%
Anchor Bay School District (GO) Series II (FGIC)
6.125%, 05/01/11	$350	$383
Byron Center Public School (GO) (MBIA)
8.250%, 05/01/09	1,380	1,510
Chippewa Valley School District, Prerefunded 05/01/12 @ 100 (GO)
5.500%, 05/01/16	1,000	1,087
Detroit Downtown Development (GO) Series A (AMBAC)
6.250%, 07/15/11	1,600	1,759
Detroit Sewer Disposal (RB) Series C (FGIC)
5.250%, 07/01/16	1,600	1,789
Detroit Water Supply System (RB) (FGIC)
6.500%, 07/01/15	1,000	1,191
Detroit Water Supply System (RB) Series A (MBIA)
6.000%, 07/01/13	1,000	1,129
Detroit Water Supply System (RB) Series B (MBIA)
5.550%, 07/01/12	2,000	2,178
East Lansing Public Schools (GO) Series B (MBIA)
5.000%, 05/01/20	1,750	1,885
Forest Hills Public Schools (GO)
5.000%, 05/01/12	1,000	1,060
Grand Rapids Building Authority (RB)
5.000%, 04/01/15	1,570	1,704
Grand Rapids Community College (GO) (FSA)
5.000%, 05/01/17	1,315	1,439
Grand Rapids Sanitation & Sewer Systems RB) Series A (FGIC)
5.375%, 01/01/16	1,535	1,722
Haslett Public School District (GO) (MBIA)
5.000%, 05/01/15	1,030	1,123
Ingham County Building Authority (GO) (MBIA)
5.000%, 07/01/16	1,010	1,100
Jenison Public Schools (GO) (FGIC)
5.250%, 05/01/12	1,000	1,076
Kalamazoo Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,094
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	2,800	3,058
Lake Orion Community School District (GO) (MBIA)
5.000%, 05/01/20	1,000	1,089
Lansing Building Authority (GO) (AMBAC)
5.000%, 06/01/19	1,130	1,228
Lansing Community College, College Building & Site (GO) (AMBAC)
5.000%, 05/01/16	1,000	1,097
Michigan Higher Education Facilities Authority, Davenport University (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 01/01/36	200	200
Michigan Municipal Bond Authority (RB) Series A
5.250%, 06/01/12	250	268
Michigan State Building Authority, Facilities Program (RB) Series II (AMBAC)
5.000%, 10/15/15	2,350	2,573
Michigan State Environmental Protection Program (GO)
6.250%, 11/01/12	3,250	3,550
Michigan State Hospital Finance Authority, Harper-Grace Hospitals (RB) (ETM)
7.125%, 05/01/09	430	446
Michigan State Hospital Finance Authority, Henry Ford Health System (RB) (ETM) (AMBAC)
6.000%, 09/01/11	500	546
6.000%, 09/01/12	2,000	2,219
Michigan State Hospital Finance Authority (RB) (ETM) Series P (MBIA)
5.375%, 08/15/14	285	302
Michigan State Strategic Fund Limited Obligation, Detroit Edison Project (RB) Series AA (FGIC)
6.950%, 05/01/11	2,000	2,248
Michigan State Trunk Line (RB) (FSA)
5.250%, 11/01/16	1,170	1,312
Michigan State Trunk Line (RB) Series A (MBIA)
5.250%, 11/01/15	2,000	2,228
Mona Shores School District (GO) (FGIC)
6.750%, 05/01/09	1,575	1,675
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,120
Oakland County Economic Development Authority, Cranbrook Community Project (RB)
5.000%, 11/01/17	2,350	2,418
Paw Paw Public School District (GO) (FGIC)
6.500%, 05/01/09	1,000	1,028
Plainwell Community Schools (GO) (FSA)
5.000%, 05/01/18	1,000	1,083
South Lyon Community Schools (GO) (FGIC)
5.000%, 05/01/16	750	823
Troy City School District (GO) (MBIA)
5.000%, 05/01/14	1,525	1,652
5.000%, 05/01/17	1,175	1,286
Utica Community Schools, School Building and Site, Prerefunded 05/01/13 @ 100 (GO)
5.500%, 05/01/17	500	551
Warren Woods Public Schools (GO) (FSA)
5.000%, 05/01/17	1,645	1,800
West Branch Rose City Area School District (GO) (FSA)
5.000%, 05/01/19	1,030	1,111
Western School District (GO) (MBIA)
5.900%, 05/01/10	1,680	1,795

		61,935

Puerto Rico — 2.3%
Commonwealth of Puerto Rico Infrastructure Financing Authority (RB) Series C (AMBAC)
5.500%, 07/01/17	1,000	1,151

Allegiant Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Commonwealth of Puerto Rico (GO) Series A (FSA)	$300	$345

5.500%, 07/01/17
		1,496

Total Municipal Bonds (Cost $60,260)		63,431

	Number of Shares
MONEY MARKET FUND — 0.4%
JPMorgan Michigan Municipal Money Market Fund (Cost $245)	244,850	245

TOTAL INVESTMENTS — 98.9% (Cost $60,505)*		63,676

Other Assets & Liabilities – 1.1%		729

TOTAL NET ASSETS — 100.0%		$64,405

*	Aggregate cost for Federal income tax purposes is (000) $60,519.

Gross unrealized appreciation (000)	$3,161
Gross unrealized depreciation (000)	(4)

Net unrealized appreciation (000)	$3,157

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

RB — Revenue Bond

VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.5%
Ohio — 97.6%
Akron (GO) (ETM)
6.000%, 12/01/12	$1,000	$1,079
Akron Economic Development (RB) (MBIA)
6.000%, 12/01/12	935	1,047
5.750%, 12/01/09	1,680	1,738
Akron Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,653
Ashland City School District, Elementary Schools Facilities Project (COP) (AMBAC)
5.100%, 12/01/09	245	255
5.000%, 12/01/08	200	204
Bellefontaine City School District, Prerefunded 12/01/09 @ 101 (GO) (MBIA)
5.750%, 12/01/18	505	538
Bowling Green State University, Prerefunded 06/01/10 @ 101 (RB) (FGIC)
5.750%, 06/01/12	1,000	1,073
Butler County Transportation Improvement, Prerefunded 04/01/08 @ 102 (RB) Series A (FSA)
6.000%, 04/01/10	800	836
Centerville Capital Facilities (GO) (MBIA)
5.650%, 12/01/18	45	45
Chesapeake-Union Exempted Village School District, Prerefunded 12/01/09 @ 102 (GO) (AMBAC)
6.250%, 12/01/22	1,000	1,087
Cincinnati City School District, Prerefunded 12/01/11 @ 100 (GO) (MBIA)
5.375%, 12/01/16	1,000	1,075
Cincinnati Water System (RB)
5.000%, 12/01/16	1,200	1,280
Clermont County Water Works, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,092
Cleveland Packaging Facilities (RB) (FSA)
5.250%, 09/15/20	1,220	1,400
5.250%, 09/15/22	1,790	2,076
Cleveland Waterworks (RB) Series H (MBIA)
5.625%, 01/01/13	35	36
Cleveland Waterworks (RB) Series N (MBIA)
5.000%, 01/01/18	2,190	2,385
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,379
Cuyahoga County (GO)
5.650%, 05/15/18	600	689
Cuyahoga County Hospital Facilities Authority, University Hospital Systems Health Project (RB) Series A (MBIA)
5.250%, 01/15/08	2,000	2,022
Delaware County Capital Facilities, Prerefunded 12/01/10 @ 101 (GO)
6.000%, 12/01/12	545	595
6.000%, 12/01/13	575	627
Dublin City School District (GO) (MBIA)
5.000%, 12/01/18	1,000	1,093
Erie County Garbage & Refuse Landfill Improvement (GO) (FSA)
5.500%, 12/01/20	1,305	1,463
Fairfield City School District Improvement (GO) (FGIC)
5.500%, 12/01/15	1,000	1,080
Forest Hills Local School District (GO) (MBIA)
6.000%, 12/01/09	830	882
Franklin County (GO)
5.000%, 12/01/15	1,875	2,057
5.000%, 12/01/16	1,000	1,095
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.650%, 06/01/16	500	500
Greater Cleveland Regional Transportation Authority, Prerefunded 12/01/11 @ 100 (GO) Series A (MBIA)
5.000%, 12/01/18	570	604
5.000%, 12/01/19	495	524
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,640
Hamilton City School District (GO) (MBIA)
5.000%, 12/01/18	2,100	2,277
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,144
Hamilton County Sales Tax (RB) Series A (AMBAC)
5.000%, 12/01/17	2,000	2,199
Hamilton County Sewer System (RB) Series A (MBIA)
5.000%, 12/01/17	1,500	1,630
Hamilton County Sewer System (RB) Series B (MBIA)
5.000%, 12/01/17	1,325	1,445
Hilliard (GO) (MBIA)
5.000%, 12/01/21	1,000	1,084
Indian Hill Exempted Village School District, Prerefunded 12/01/11 @ 100 (GO)
5.500%, 12/01/16	1,300	1,405
Lakota Local School District (GO) (FGIC)
5.500%, 12/01/15	1,245	1,411
5.500%, 12/01/16	1,380	1,577
Lebanon City School District, Prerefunded 12/01/11 @ 100 (GO) (FSA)
5.500%, 12/01/16	2,000	2,161
Licking County Joint Vocational School District (GO) (MBIA)
5.375%, 12/01/17	1,670	1,826
Lima City School District, Prerefunded 12/01/10 @ 102 (GO) (AMBAC)
5.500%, 12/01/22	1,000	1,083
Mad River Local School District (GO) (FGIC)
5.750%, 12/01/14	1,060	1,207
Mad River Local School District, Prerefunded 12/01/12 @ 100 (GO) (FGIC)
5.750%, 12/01/19	1,020	1,130
Massillon (GO) (AMBAC)
5.500%, 12/01/18	1,405	1,542
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	2,125	2,359
5.000%, 09/01/15	1,695	1,854

Allegiant Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Middletown (GO) (FGIC)
5.750%, 12/01/12	$650	$692
5.750%, 12/01/13	640	681
Montgomery County (GO)
5.500%, 12/01/20	1,515	1,618
5.375%, 12/01/16	1,250	1,335
Montgomery County Solid Waste Authority (RB) (MBIA)
5.350%, 11/01/10	900	909
5.300%, 11/01/07	1,000	1,011
5.125%, 11/01/08	500	505
Ohio Building Authority, Arts Facility Project, Prerefunded 04/01/11 @ 100 (RB) Series A
5.500%, 04/01/16	1,000	1,069
Ohio Capital Corp. for Housing Mortgage (RB) Series D (FHA)
5.350%, 02/01/09	115	119
Ohio Capital Corp. for Housing Mortgage, Unrefunded (RB) Series D (FHA)
5.350%, 02/01/09	420	432
Ohio Common School Capital Facility (GO) Series B
5.500%, 09/15/13	2,640	2,917
Ohio Conservation Projects (GO) Series A
5.250%, 09/01/16	1,600	1,693
Ohio Department of Administrative Services Office Project (COP) (AMBAC)
5.000%, 12/15/12	200	206
Ohio Housing Finance Agency, Single-Family Housing Mortgage (RB) Series A (VRDN)
5.766%, 04/01/17	5	5
Ohio Infrastructure Improvement, Prerefunded 02/01/10 @ 101 (GO) Series A
5.750%, 02/01/12	1,000	1,067
Ohio State Cultural and Sports Capital Facilities (RB) Series A (FSA)
5.000%, 04/01/17	2,115	2,313
Ohio State Higher Education (GO) Series A
5.375%, 08/01/18	1,000	1,077
Ohio State Higher Education (GO) Series B
5.250%, 11/01/12	1,000	1,081
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	4,310	5,193
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	1,500	1,612
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,149
Ohio State Higher Educational Facilities Commission, University of Dayton 2001 Project (RB) (AMBAC)
5.500%, 12/01/11	2,500	2,703
Ohio State Higher Educational Facilities Commission, Wittenberg University Project (RB)
5.500%, 12/01/18	1,870	1,991
Ohio State University General Receipts, Prerefunded 12/01/09 @ 101 (RB) Series A
5.750%, 12/01/13	615	654
Ohio State Water & Pollution Control Development Authority, Water Quality Loan Funding Project, Prerefunded 12/01/07 @ 101 (RB) (MBIA)
5.000%, 12/01/14	40	41
Ohio State Water Development Authority, Drinking Water Assistance Fund (RB) Series B
5.000%, 06/01/15	1,345	1,468
5.000%, 12/01/15	1,260	1,380
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC - Barclays Bank PLC) (VRDN)
3.540%, 01/01/34	800	800
Ohio State Water Development Authority, Fresh Water Project (RB) (ETM) (AMBAC)
5.600%, 06/01/07	1,500	1,507
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (FSA)
5.500%, 12/01/20	1,835	2,158
Ohio State Water Development Authority, Pure Water Project (RB) (ETM) Series I (AMBAC)
7.250%, 12/01/08	140	144
Ohio Turnpike Commission Authority (RB) Series A (FGIC)
5.500%, 02/15/17	2,000	2,285
5.500%, 02/15/18	1,000	1,151
Ohio Turnpike Commission Authority (RB) Series B (FSA)
5.500%, 02/15/13	1,000	1,099
Olentangy Local School District, Prerefunded 06/01/12 @ 100 (GO) (FSA)
5.500%, 12/01/19	1,210	1,316
Olentangy Local School District, Unrefunded (GO) (FSA)
5.500%, 12/01/19	35	38
Ottawa County (GO) (MBIA)
5.400%, 09/01/11	500	522
Perrysburg Exempted Village School District (GO) Series B (FSA)
5.750%, 12/01/12	1,225	1,359
Princeton City School District, Prerefunded 12/01/13 @ 100 (GO) (MBIA)
5.250%, 12/01/17	2,025	2,217
Richland County (GO) (AMBAC)
5.200%, 12/01/08	465	470
Sharonville (GO) (FGIC)
5.250%, 06/01/13	1,000	1,089
Southwest Licking Local School District (GO) (FGIC)
5.750%, 12/01/15	550	633
5.750%, 12/01/16	400	465
Springboro Sewer System (RB) (MBIA)
5.700%, 06/01/18	1,260	1,279
Strongsville City School District (GO) (MBIA)
5.200%, 12/01/09	670	698
Summit County, Prerefunded 12/01/10 @ 101 (GO) (FGIC)
6.250%, 12/01/11	1,235	1,358

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Teays Valley Local School District, Facilities Construction & Improvement (GO) (MBIA)
5.375%, 12/01/20	$1,000	$1,061
Teays Valley Local School District, Prerefunded 12/01/10 @ 100 (GO) (FGIC)
5.000%, 12/01/19	1,070	1,163
Troy City School District (GO) (FSA)
5.000%, 12/01/18	1,065	1,150
University of Cincinnati General Receipts (RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,177
University of Cincinnati General Receipts (RB) Series T
5.500%, 06/01/11	1,110	1,187
Upper Arlington City School District (GO) (FSA)
5.000%, 12/01/15	2,000	2,184
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	487
Warrensville Height City School District (GO) (FGIC)
5.625%, 12/01/20	1,400	1,504
Washington County Hospital Facility Authority, Marietta Area Healthcare Project (RB) (FSA)
5.375%, 09/01/18	1,500	1,570
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,471
West Geauga Local School District (GO) (AMBAC)
8.250%, 11/01/12	710	873
Westerville (GO)
5.250%, 12/01/12	1,205	1,266
Wyoming City School District (GO) Series B (FGIC)
5.750%, 12/01/13	135	152
5.750%, 12/01/14	690	786
5.750%, 12/01/15	740	852
5.750%, 12/01/16	800	930
5.750%, 12/01/17	400	469

		140,274

Puerto Rico — 0.9%
Commonwealth of Puerto Rico (GO) (MBIA)
6.250%, 07/01/12	500	564
Commonwealth of Puerto Rico Infrastructure Financing Authority (RB) Series C (AMBAC)
5.500%, 07/01/16	600	684

		1,248

Total Municipal Bonds
(Cost $137,161)		141,522

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.5%
Allegiant Ohio Municipal Money Market Fund, Class I†
(Cost $748)	747,829	$748

TOTAL INVESTMENTS — 99.0%
(Cost $137,909)*		142,270

Other Assets & Liabilities – 1.0%		1,450

TOTAL NET ASSETS — 100.0%		$143,720

*	Aggregate cost for Federal income tax purposes is (000) $137,909.

Gross unrealized appreciation (000)	$4,427
Gross unrealized depreciation (000)	(66)

Net unrealized appreciation (000)	$4,361

†	See Note 3 in Schedules of Investments.

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of participation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FHA — Federal Housing Authority

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PLC — Public Liability Company

RB — Revenue Bond

VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Pennsylvania Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.3%
Pennsylvania — 93.8%
Allegheny County Higher Education Authority, Duquesne University Project (RB) (AMBAC)
6.500%, 03/01/10	$380	$410
Allegheny County Higher Education Authority, Duquesne University Project (RB) (ETM) Series A (AMBAC)
5.000%, 04/01/19	500	519
Allegheny County Port Authority, Prerefunded 03/01/09 @ 101 (RB) (MBIA)
6.250%, 03/01/17	685	726
Allegheny County Sewer Sanitation Authority (RB) (MBIA)
5.750%, 12/01/09	225	238
Blair County (GO) Series A (AMBAC)
5.375%, 08/01/13	270	297
5.000%, 08/01/12	500	534
Blair County Hospital Authority, Altoona Hospital Project (RB) Series A (AMBAC)
5.250%, 07/01/09	300	309
Bradford County School District (GO) (FGIC)
5.250%, 10/01/07	700	701
Central Dauphin School District (GO) (FSA)
5.000%, 12/01/20	1,000	1,073
Danville Area School District (GO) (FGIC)
5.000%, 05/15/11	545	574
Delaware County (GO)
5.125%, 11/15/16	425	429
Delaware River Port Authority, Pennsylvania & New Jersey Bridges Project (RB) (FSA)
5.500%, 01/01/10	500	526
Erie County (GO) Series B (FGIC)
5.000%, 09/01/21	920	995
Garnet Valley School District (GO) (FGIC)
5.375%, 04/01/13	500	541
Gettysburg College Municipal Authority (RB) (MBIA)
5.375%, 08/15/13	1,000	1,099
Hempfield Township Municipal Authority, Westmoreland County (RB) (FSA)
5.000%, 09/01/16	1,550	1,691
Montgomery County (GO) Series B
5.250%, 10/15/17	1,465	1,652
Moon Area School District (GO) Series A (FGIC)
5.202%, 11/15/11 (A)	1,070	893
North Hills School District, Prerefunded 12/15/15 @ 100 (GO) (FSA)
5.000%, 12/15/19	1,055	1,159
North Huntingdon Township (RB) (AMBAC)
5.500%, 04/01/15	1,025	1,096
North Wales Water Authority (RB) (FGIC)
5.000%, 11/01/13	350	353
Northampton County (GO)
5.125%, 08/15/17	255	263
Northampton County General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,112
Oxford Area School District, Prerefunded 02/15/12 @ 100 (GO) Series A (FGIC)
5.500%, 02/15/13	690	748
Parkland School District (GO) (FGIC)
5.375%, 09/01/14	1,000	1,111
Pennsylvania Convention Center Authority (RB) (ETM) Series A (FGIC)
6.000%, 09/01/19	3,000	3,596
Pennsylvania State Higher Educational Facilities Authority, La Salle University Project (RB) (MBIA)
5.625%, 05/01/17	500	504
Pennsylvania State Intergovernmental Cooperative Authority, Special Tax, City of Philadelphia Funding Program (RB) (FGIC)
5.250%, 06/15/17	500	517
Pennsylvania State Turnpike Commission (RB) Series A (FSA)
5.000%, 07/15/12	1,000	1,067
5.000%, 07/15/15	915	1,000
Pennsylvania State University (RB)
5.250%, 08/15/11	475	506
5.250%, 08/15/13	1,000	1,091
5.000%, 03/01/13	1,000	1,072
Perkiomen Valley School District (GO) (FSA)
5.000%, 02/01/17	100	101
Philadelphia Hospital Authority, Graduate Hospital Project (RB) (ETM)
7.000%, 07/01/10	170	179
Philadelphia Parking Authority (RB) (AMBAC)
5.125%, 02/01/09	250	257
Philadelphia Water & Waste Water Authority (RB) (MBIA)
6.250%, 08/01/11	200	221
Pittsburgh Area School District (GO) Series A (FSA)
5.250%, 09/01/12	2,000	2,161
Pittsburgh Public Parking Authority (RB) (ETM) (AMBAC)
6.000%, 12/01/09	945	1,004
Pittsburgh Water & Sewer Authority, Prerefunded 06/01/12 @ 100 (RB) (AMBAC)
5.000%, 12/01/14	185	196
Pittsburgh Water & Sewer Authority (RB) Series A (FGIC)
5.000%, 09/01/18	570	578
Southeastern Transportation Authority (RB) Series A (FGIC)
5.250%, 03/01/17	1,070	1,115
State Public School Building Authority, Delaware County Community College Project, Prerefunded 10/01/10 @ 100 (RB) (MBIA)
5.750%, 10/01/16	150	160
State Public School Building Authority, Montgomery County Community College Project (RB)
4.600%, 05/01/12	160	167
Tredyffrin-Easttown School District (GO)
5.000%, 02/15/15	500	544
Washington County Lease Authority, Special Sub-Series (RB) (ETM)
7.875%, 12/15/18	1,000	1,378
West Whiteland Municipal Sewer Authority (RB) (ETM)
6.400%, 09/15/13	240	263

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Pennsylvania — continued
York County (GO) (MBIA)
5.000%, 06/01/17	$1,000	$1,091
York County School of Technology (RB) (FGIC)
5.000%, 02/15/11	1,000	1,051

		38,868

Puerto Rico — 4.5%
Commonwealth of Puerto Rico Infrastructure Financing Authority (RB) Series C (AMBAC)
5.500%, 07/01/16	400	456
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	1,200	1,381

		1,837

Total Municipal Bonds (Cost $39,203)		40,705

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.6%
Allegiant Pennsylvania Tax-Exempt Money Market Fund, Class I† (Cost $245)	245,143	245

TOTAL INVESTMENTS — 98.9% (Cost $39,448)*		40,950

Other Assets & Liabilities – 1.1%		473

TOTAL NET ASSETS — 100.0%		$41,423

*	Aggregate cost for Federal income tax purposes is (000) $39,448.

Gross unrealized appreciation (000)	$1,528
Gross unrealized depreciation (000)	(26)

Net unrealized appreciation (000)	$1,502

†	See Note 3 in Schedules of Investments.

(A) Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

RB — Revenue Bond

See Notes to Schedules of Investments.

Allegiant Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.5%
Federal Farm Credit Bank — 6.2%
Federal Farm Credit Bank (MTN)
2.875%, 08/09/07	$20,000	$19,799
2.625%, 09/17/07	31,280	30,844

		50,643

Federal Home Loan Bank — 11.1%
Federal Home Loan Bank (FRN)
5.335%, 05/15/07	10,000	10,000
5.395%, 11/15/07	11,500	11,497
5.385%, 11/15/07	10,000	10,000
5.405%, 01/10/08	15,000	15,000
5.405%, 01/24/08	12,500	12,500
5.395%, 02/07/08	15,000	15,000
5.375%, 02/28/08	10,000	10,000
Federal Home Loan Bank (MTN)
4.875%, 08/22/07	5,990	5,981

		89,978

Federal Home Loan Mortgage Corporation — 17.3%
Federal Home Loan Mortgage Corporation (DN)
5.110%, 03/30/07 (A)	8,000	7,967
5.065%, 05/29/07 (A)	9,795	9,672
5.065%, 07/23/07 (A)	20,000	19,595
Federal Home Loan Mortgage Corporation (MTN)
4.875%, 03/15/07	65,523	65,513
3.750%, 03/15/07	20,000	19,988
4.125%, 04/02/07	4,700	4,696
2.850%, 04/06/07	5,000	4,988
7.100%, 04/10/07	2,630	2,635
4.875%, 09/05/07	6,000	5,988

		141,042

Federal National Mortgage Association — 12.9%
Federal National Mortgage Association (DN)
5.140%, 03/07/07 (A)	7,395	7,389
5.120%, 03/21/07 (A)	10,000	9,972
5.100%, 04/27/07 (A)	7,600	7,539
5.095%, 05/09/07 (A)	10,000	9,902
5.080%, 05/16/07 (A)	15,000	14,839
5.090%, 06/01/07 (A)	1,500	1,480
5.110%, 07/03/07 (A)	12,928	12,700
5.095%, 07/03/07 (A)	15,000	14,737
Federal National Mortgage Association (MTN)
7.125%, 03/15/07	6,410	6,415
5.250%, 04/15/07	8,000	7,999
3.875%, 05/15/07	10,000	9,973
4.250%, 08/22/07	2,150	2,139

		105,084

Total U.S. Government Agency Obligations (Cost $ 386,747)		386,747

	Number of Shares
MONEY MARKET FUND — 1.6%
AIM Government & Agency Portfolio	12,782,029	12,782

(Cost $ 12,782)

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 50.9%
Bank of America
5.330% (dated 02/28/07, due 03/01/07, repurchase price $151,022,356, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.204% to 7.710%, due 07/01/13 to 10/01/40, total market value $154,020,000)	$151,000	$151,000
Barclays
5.330% (dated 02/28/07, due 03/01/07, repurchase price $40,005,922, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.240% to 5.375%, due 02/22/10 to 10/11/11, total market value $40,800,136)	40,000	40,000
Deutsche Bank
5.340% (dated 02/28/07, due 03/01/07, repurchase price $144,021,360, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association Bonds, 4.500% to 6.000%, due 08/01/20 to 02/01/37, total market value $146,880,000)	144,000	144,000
Goldman Sachs
5.330% (dated 02/28/07, due 03/01/07, repurchase price $39,005,774, collateralized by Federal National Mortgage Association Bond, 5.500%, due 04/01/36, total market value $39,780,001)	39,000	39,000
Greenwich Capital
5.330% (dated 02/28/07, due 03/01/07, repurchase price $40,005,922, collateralized by Federal National Mortgage Association Bonds, 4.739% to 6.043%, due 06/01/36 to 10/01/36, total market value $40,804,475)	40,000	40,000

Total Repurchase Agreements (Cost $414,000)		414,000

TOTAL INVESTMENTS — 100.0%
(Cost $813,529)*		813,529

Other Assets & Liabilities – 0.0%		104

TOTAL NET ASSETS — 100.0%		$813,633

*	Aggregate cost for Federal income tax purposes is (000) $813,539.

Gross unrealized appreciation (000)	$—
Gross unrealized depreciation (000)	(10)

Net unrealized depreciation (000)	$(10)

(A) Zero Coupon Bond — the rate shown is the effective yield at purchase

DN	— Discount Note
FRN	— Floating Rate Note: the rate shown is the rate in effect on February 28, 2007, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
MTN	— Medium Term Note

See Notes to Schedules of Investments.

Allegiant Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — 55.6%
Banks — 5.0%
Societe Generale North America
5.220%, 04/09/07	$30,000	$29,830
5.205%, 07/12/07	15,831	15,527
Svenska Handelsbanken NY
5.230%, 04/04/07	30,000	29,852
Westpac Banking
5.240%, 03/07/07	30,000	29,974
5.230%, 04/09/07	30,000	29,830
5.205%, 07/12/07	30,000	29,425

		164,438

Finance-Automotive — 2.7%
DaimlerChrysler Revolving Auto Conduit
5.250%, 04/12/07	22,449	22,312
5.240%, 04/24/07	30,000	29,764
5.240%, 05/24/07	30,797	30,420
FCAR Owner Trust II
5.270%, 03/02/07	5,700	5,699

		88,195

Financial Conduits — 39.1%
Alpine Securitization
5.230%, 05/02/07	15,000	14,865
Amstel Funding
5.240%, 03/29/07	25,000	24,898
5.250%, 04/17/07	18,778	18,649
5.240%, 05/31/07	30,341	29,939
Aspen Funding
5.260%, 03/19/07	25,000	24,934
5.250%, 05/01/07	15,000	14,867
5.240%, 05/09/07	15,000	14,849
Atlantis One Funding
5.220%, 03/12/07	15,000	14,976
5.230%, 04/09/07	10,358	10,299
Barton Capital
5.250%, 04/05/07	30,459	30,304
Cancara Asset Securitization
5.260%, 03/16/07	15,000	14,967
5.260%, 03/19/07	25,335	25,268
5.240%, 04/24/07	4,191	4,158
5.235%, 05/14/07	31,663	31,322
5.235%, 06/04/07	15,000	14,793
Curzon Funding
5.260%, 04/16/07	10,000	9,933
5.250%, 05/01/07	34,000	33,698
5.200%, 08/01/07	15,000	14,669
Edison Asset Securitization LLC
5.240%, 03/02/07	30,000	29,996
5.210%, 04/19/07	30,000	29,787
5.170%, 07/05/07	30,000	29,457
Fountain Square Commercial Funding
5.260%, 03/06/07	13,566	13,556
5.240%, 03/20/07	30,000	29,917
5.270%, 03/22/07	11,381	11,346
5.250%, 04/12/07	10,000	9,939
5.260%, 04/23/07	7,144	7,089
Galaxy Funding
5.250%, 03/13/07	7,000	6,988
5.250%, 04/17/07	10,000	9,932
5.240%, 05/07/07	15,000	14,854
5.240%, 05/09/07	20,000	19,799
5.240%, 05/25/07	15,000	14,814
Gemini Securitization
5.260%, 03/08/07	15,000	14,985
5.250%, 03/30/07	25,000	24,894
5.250%, 04/27/07	25,000	24,792
5.240%, 05/29/07	30,000	29,611
Govco
5.240%, 04/12/07	30,000	29,817
5.240%, 04/18/07	15,000	14,895
5.240%, 05/18/07	25,000	24,716
Greyhawk Funding LLC
5.230%, 03/15/07	20,000	19,959
5.250%, 03/19/07	5,400	5,386
5.270%, 03/21/07	25,000	24,927
5.240%, 04/12/07	30,000	29,817
5.240%, 04/24/07	15,000	14,882
Liberty Street Funding
5.265%, 03/06/07	30,000	29,978
5.260%, 03/22/07	30,000	29,908
Market Street Funding
5.240%, 05/25/07	10,000	9,876
Mont Blanc Capital
5.250%, 03/22/07	11,000	10,966
5.235%, 04/19/07	20,000	19,858
5.240%, 05/15/07	30,000	29,673
Old Line Funding
5.260%, 04/12/07	30,000	29,816
Scaldis Capital LLC
5.260%, 03/16/07	30,000	29,934
5.215%, 06/25/07	30,000	29,496
Sheffield Receivables
5.240%, 03/28/07	30,000	29,882
Solitaire Funding
5.240%, 04/12/07	30,669	30,482
5.240%, 05/21/07	30,000	29,646
Three Pillars Funding
5.260%, 03/26/07	20,266	20,192
5.250%, 04/16/07	15,332	15,229
Three Rivers Funding
5.270%, 03/16/07	30,000	29,934
Thunder Bay Funding LLC
5.230%, 04/05/07	30,000	29,847
5.250%, 04/13/07	27,530	27,357
Transamerica Asset Funding
5.270%, 03/01/07	15,000	15,000

		1,280,617

Financial Services — 8.8%
Dexia Delaware LLC
5.230%, 05/23/07	30,000	29,638
5.195%, 08/08/07	10,000	9,769
5.200%, 08/09/07	20,000	19,535
Greenwich Capital
5.280%, 04/05/07	30,000	30,000
5.180%, 06/26/07	30,000	29,495
HBOS Treasury Services
5.225%, 03/08/07	20,000	19,980
5.240%, 03/13/07	25,250	25,206
5.235%, 05/14/07	10,000	9,892
ING America Insurance Holdings
5.230%, 04/09/07	20,000	19,887
Morgan Stanley
5.240%, 03/06/07	20,000	19,985
5.230%, 05/14/07	15,000	14,839

Allegiant Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Financial Services — continued
UBS Finance
5.240%, 04/05/07	$20,000	$19,898
5.240%, 04/09/07	10,000	9,943
5.235%, 05/09/07	30,000	29,699

		287,766

Total Commercial Paper (Cost $ 1,821,016)		1,821,016

CERTIFICATES OF DEPOSIT — 15.6%
Domestic — 0.6%
Wilmington Trust
5.270%, 06/08/07	20,000	19,999

Euro — 6.0%
ANZ Banking Group
5.400%, 03/20/07	30,000	30,001
BNP Paribas
5.305%, 07/09/07	30,000	30,000
Calyon
5.350%, 08/28/07	30,000	30,000
Deutsche Bank
5.410%, 06/01/07	30,000	30,000
HBOS Treasury Services
5.600%, 06/19/07	30,000	30,011
HSBC Bank
5.310%, 05/16/07	30,000	29,999
Societe Generale
5.330%, 06/18/07	16,000	16,000

		196,011

Yankee — 9.0%
Abbey National Treasury Service CT
5.310%, 06/15/07	25,000	25,000
Bank of Ireland CT
5.335%, 05/10/07	25,000	25,000
5.340%, 08/09/07	30,000	30,000
Barclays Bank PLC NY
5.310%, 04/17/07	30,000	30,000
BNP Paribas NY
5.325%, 03/13/07	25,000	25,000
Canadian Imperial Bank of Commerce NY
5.305%, 07/05/07	30,000	30,000
Credit Suisse NY
5.356%, 03/27/07	7,000	7,000
5.380%, 05/17/07	20,000	20,000
Rabobank Nederland NV NY
5.235%, 11/21/07	33,700	33,715
Royal Bank of Canada NY
5.521%, 01/22/08	7,000	7,000
Toronto Dominion NY
5.298%, 07/09/07	30,000	30,001
UBS AG CT
5.330%, 10/23/07	32,000	32,020

		294,736

Total Certificates of Deposit (Cost $ 510,746)		510,746

CORPORATE BONDS — 10.6%
Banks — 2.7%
Bank of America (FRN)
5.362%, 06/13/07	20,000	19,999
Bank One (FRN)
5.560%, 04/10/07	15,000	15,004
5.560%, 10/01/07	21,500	21,530
Wachovia (FRN)
5.440%, 07/20/07	2,000	2,001
Wells Fargo (FRN)
5.422%, 09/28/07	30,000	30,019

		88,553

Finance-Automotive — 1.4%
American Honda Finance (FRN) (MTN)
5.460%, 05/11/07 (A)	4,650	4,651
5.470%, 10/22/07 (A)	10,300	10,309
Toyota Motor Credit (FRN) (MTN)
5.310%, 04/30/07	30,000	30,000

		44,960

Financial Services — 2.7%
Bears Stearns (FRN) (MTN)
5.490%, 02/08/08	26,750	26,791
Goldman Sachs (FRN)
5.485%, 07/02/07	3,000	3,002
Goldman Sachs (FRN) (MTN)
5.464%, 03/30/07	8,415	8,416
5.485%, 10/05/07	5,600	5,605
Merrill Lynch (FRN) (MTN)
5.362%, 05/29/07	25,000	25,000
Morgan Stanley (FRN)
5.485%, 07/27/07	18,500	18,511

		87,325

Insurance — 3.8%
Allstate Life Global Funding II (FRN)
5.430%, 04/02/07 (A)	13,000	13,001
ASIF Global Financing XXVIII (FRN)
5.400%, 05/03/07 (A)	36,550	36,555
John Hancock Global Funding II
5.000%, 07/27/07 (A)	7,165	7,155
MetLife Global Funding I (FRN)
5.431%, 03/16/07 (A)	21,900	21,901
MetLife Global Funding I (FRN) (MTN)
5.350%, 06/01/07 (A)	12,000	12,002
Nationwide Life Global Funding I (FRN)
5.455%, 06/22/07 (A)	30,000	30,011
5.452%, 09/28/07 (A)	6,945	6,949

		127,574

Total Corporate Bonds (Cost $348,412)		348,412

	Par (000)	Value (000)
MASTER NOTES — 2.3%
Banks — 2.3%
Bank of America (FRN)
5.382%, 02/15/49	$30,000	$30,000
5.382%, 03/14/49	20,000	20,000
5.382%, 08/03/49	15,000	15,000
5.382%, 08/08/49	10,000	10,000

Total Master Notes (Cost $ 75,000)		75,000

FUNDING AGREEMENTS — 2.0%
MetLife Funding Agreement (FRN) 5.421%, 09/17/07 (B)	30,000	30,000
New York Life Funding Agreement (FRN) 5.410%, 06/06/07 (B)	35,000	35,000

Total Funding Agreements (Cost $ 65,000)		65,000

MUNICIPAL SECURITIES — 0.8%
Georgia — 0.5%
Aquarium Parking Deck (RB) (LOC - SunTrust Bank) (VRDN) 5.370%, 04/01/20	9,100	9,100
Savannah College of Art & Design (RB) (LOC - Bank of America) (VRDN) 5.350%, 04/01/24	7,000	7,000

		16,100

Illinois — 0.1%
Champaign (GO) Series B (VRDN) 5.360%, 01/01/24	4,900	4,900

Tennessee — 0.2%
Tennessee State (TECP) 5.320%, 03/01/07	6,220	6,220

Total Municipal Securities (Cost $ 27,220)		27,220

	Number of Shares
MONEY MARKET FUND — 0.5%
AIM STIT Liquid Assets Portfolio (Cost $ 16,385)	16,384,681	16,385

	Par (000)
REPURCHASE AGREEMENTS — 12.8%
Bank of America
5.330% (dated 02/28/07, due 03/01/07, repurchase price $75,011,104, collateralized by Federal National Mortgage Association Bonds, 5.095% to 5.688%, due 11/01/35 to 06/01/36, total market value $76,500,001)	$75,000	75,000
Barclays
5.330% (dated 02/28/07, due 03/01/07, repurchase price $100,014,806, collateralized by Federal Home Loan Mortgage Corporation Notes, 4.953% to 5.072%, due 08/06/07 to 12/07/07, total market value $102,000,814)	100,000	100,000
Deutsche Bank
5.340% (dated 02/28/07, due 03/01/07, repurchase price $80,011,867, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association Bonds, 3.849% to 7.000%, due 07/15/24 to 02/15/37, total market value $81,600,001)	$80,000	$80,000
Goldman Sachs
5.330% (dated 02/28/07, due 03/01/07, repurchase price $82,012,141, collateralized by Federal National Mortgage Association Bond, 6.000%, due 11/01/32, total market value $83,640,000)	82,000	82,000
Greenwich Capital
5.330% (dated 02/28/07, due 03/01/07, repurchase price $80,011,844, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 5.148% to 6.335%, due 03/01/35 to 02/01/37, total market value $81,601,732)	80,000	80,000

Total Repurchase Agreements
(Cost $417,000)		417,000

TOTAL INVESTMENTS — 100.2%
(Cost $3,280,779)*		3,280,779

Other Assets & Liabilities – (0.2)%		(7,089)

TOTAL NET ASSETS — 100.0%		$3,273,690

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Security exempt from registration under Rule 144A of the Securities Act 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $142,534 and represents 4.4% of net assets as of February 28, 2007.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $65,000 and represents 2.0% of net assets as of February 28, 2007.
FRN	— Floating Rate Note: the rate shown is the rate in effect on February 28, 2007, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
GO	— General Obligation
LLC	— Limited Liability Company
LOC	— Letter of Credit
MTN	— Medium Term Note
PLC	— Public Liability Company
RB	— Revenue Bond
TECP	— Tax Exempt Commercial Paper
VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 93.5%
Ohio — 93.5%
Allen County Healthcare Facilities, Mennonite Memorial Home Project (RB) (LOC - Wells Fargo Bank) (VRDN)
3.650%, 02/01/18	$2,260	$2,260
Bay Village (BAN) (GO)
4.500%, 07/20/07	1,500	1,505
Brooklyn (BAN) (GO)
4.250%, 05/23/07	1,120	1,121
Butler County (BAN) (GO) Series C
4.500%, 09/20/07	2,750	2,763
Butler County Healthcare Facilities, Lifesphere Project, (RB) (LOC - U.S. Bank) (VRDN)
3.650%, 05/01/27	3,210	3,210
Circleville (BAN) (GO)
4.500%, 07/18/07	2,750	2,756
Clark County (BAN) (GO)
3.900%, 03/27/07	2,180	2,180
3.830%, 11/14/07	3,000	3,005
4.020%, 02/13/08	800	802
Cleveland Waterworks (RB) Series L (FGIC) (VRDN)
3.630%, 01/01/33	1,280	1,280
Columbus (GO) Series 1 (VRDN)
3.610%, 12/01/17	1,100	1,100
Columbus Sewer (RB) (VRDN)
3.640%, 06/01/11	2,300	2,300
Cuyahoga County Civic Facility, Oriana Services Project (RB) (LOC - Bank One) (VRDN)
3.950%, 04/01/16	1,365	1,365
Cuyahoga County Economic Development Authority, Cleveland Animal League Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 10/01/22	1,785	1,785
Cuyahoga County Economic Development Authority, Gilmour Academy Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 02/01/22	2,100	2,100
Cuyahoga County Economic Development Authority, Magnificat High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.660%, 06/01/30	1,880	1,880
Cuyahoga County Economic Development Authority, Positive Education Program (RB) (LOC - KeyBank) (VRDN)
3.720%, 08/01/20	2,495	2,495
Cuyahoga County Port Authority, Euclid Garage Office Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.550%, 01/01/34	2,000	2,000
Cuyahoga County Port Authority, Laurel School Project (RB) (LOC - KeyBank) (VRDN)
3.720%, 06/01/24	4,305	4,305
Deerfield Township (BAN) (GO) Series B
3.750%, 11/29/07
Delaware County (BAN) (GO)	1,111	1,111
4.750%, 06/13/07	1,052	1,055
East Knox Local School District (BAN) (GO)
5.000%, 06/01/07	475	477
Fairborn (BAN) (GO) (MBIA)
4.250%, 11/01/07	835	838
Franklin County Healthcare Facility, Creekside at the Village Project (RB) (LOC - KeyBank) (VRDN)
3.670%, 05/01/34	2,435	2,435
Franklin County Healthcare Facility, Friendship Village of Dublin Project (RB) Series B (LOC - LaSalle Bank) (VRDN)
3.650%, 11/01/34	7,120	7,120
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.650%, 06/01/16	11,945	11,945
Franklin County Industrial Development Revenue Authority, Bricker & Eckler Project (RB) (LOC - Bank One) (VRDN)
3.780%, 11/01/14	2,250	2,250
Franklin County, Trinity Health (RB) Series C-2 (FGIC) (VRDN)
3.520%, 12/01/38	4,500	4,500
Franklin County, Trinity Health Credit Group Project (RB) Series F (FSA) (VRDN)
3.660%, 12/01/30	4,000	4,000
Fulton County, Fulton County Health Center Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.520%, 11/01/35	900	900
Geauga County Healthcare Facilities, Montefiore Housing Corporation Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.740%, 01/01/26	1,940	1,940
Hamilton (BAN) (GO)
4.500%, 09/14/07	1,000	1,004
Hamilton County Economic Development Authority, Cincinnati Arts Association Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 11/01/23	940	940
Hamilton County Economic Development Authority, Cincinnati-Hamilton Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 09/01/25	735	735
Hamilton County Economic Development Authority, Jordon Complex (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 12/01/24	4,500	4,500
Hamilton County Economic Development Authority, Saint Xavier High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.650%, 04/01/28	1,000	1,000
Hamilton County Economic Development Authority, Taft Museum Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 05/01/27	2,500	2,500
Hamilton County Health Care Facilities, Episcopal (RB) Series A (LOC - Keybank) (VRDN)
3.680%, 06/01/35	1,000	1,000
Hamilton County Hospital Facilities, Children’s Hospital Medical Center (RB) (LOC - U.S. Bank) (VRDN)
3.670%, 05/15/28	7,300	7,300

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Hamilton Waste Water System (BAN) (GO)
4.000%, 09/14/07	$1,215	$1,217
Hancock County (BAN) (GO)
4.500%, 11/08/07	1,417	1,425
Hilliard School District (BAN) (GO)
4.500%, 06/14/07	1,000	1,002
Hubbard Exempt Village School District (BAN) (GO)
4.250%, 06/28/07	4,835	4,845
5.000%, 06/28/07	1,800	1,808
Hunting Valley, Village Hall Construction Project (BAN)
4.250%, 10/04/07	4,500	4,517
Indian Lake Local School District (BAN) (GO)
4.200%, 05/24/07	5,000	5,007
4.700%, 05/24/07	1,750	1,754
Jefferson Local School District, Madison County (BAN) (GO)
4.180%, 11/28/07	2,000	2,008
Kent (BAN)
4.250%, 10/18/07	2,045	2,053
Kent State University General Receipts (RB) (MBIA) (VRDN)
3.500%, 05/01/31	3,000	3,000
Kings Local School District (TAN)
4.750%, 07/26/07	1,400	1,405
Lancaster (BAN) (GO)
4.250%, 10/17/07	1,000	1,004
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - Bank One) (VRDN)
3.720%, 12/01/10	815	815
Little Miami Local School District (TAN)
4.125%, 06/28/07	1,500	1,502
Lucas County Health Care Facilities, Sunset Retirement Community Project (RB) Series B (LOC - Fifth Third Bank) (VRDN)
3.650%, 08/15/30	790	790
Marysville Water and Sewer (BAN) (GO)
4.500%, 01/24/08	1,905	1,919
Mason (BAN) (GO)
4.750%, 07/05/07	2,250	2,257
Mayfield Heights (BAN)
4.250%, 08/27/07	3,000	3,009
Mayfield Heights (BAN) (GO)
4.000%, 08/23/07	1,875	1,879
Mentor (BAN) (GO) Series 2006-2
4.500%, 09/14/07	1,000	1,005
North Central Local School District (BAN)
4.500%, 06/22/07	2,000	2,005
North Ridgeville (BAN) (GO)
4.000%, 09/19/07	600	601
Oak Hills Local School District (GO) (MBIA)
5.650%, 12/01/07	350	355
Ohio State (GO) Series B (VRDN)
3.520%, 08/01/17	2,200	2,200
3.530%, 08/01/21	3,800	3,800
Ohio State (GO) Series C (VRDN)
3.500%, 06/15/26	2,500	2,500
Ohio State (GO) Series D (VRDN)
3.520%, 02/01/19	7,300	7,300
Ohio State Air Quality Development Authority, FirstEnergy Project (RB) (LOC - Barclays Bank PLC) (VRDN)
3.540%, 12/01/23	5,000	5,000
Ohio State Air Quality Development Authority, FirstEnergy Project (RB) (LOC - Wachovia Bank) (VRDN)
3.520%, 12/01/33	3,760	3,760
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.520%, 11/01/25	200	200
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC - KeyBank) (VRDN)
3.520%, 06/01/33	3,000	3,000
Ohio State Building Authority, Administration Building Fund Project (RB) Series A
4.000%, 04/01/07	1,000	1,000
Ohio State Higher Educational Facilities Commission (RB) (LOC - Fifth Third Bank) (VRDN)
3.730%, 09/01/25	2,860	2,860
Ohio State Higher Educational Facilities Commission, Ashland University Project (RB) (LOC - KeyBank) (VRDN)
3.700%, 09/01/24	4,600	4,600
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series A (VRDN)
3.520%, 10/01/31	6,000	6,000
3.660%, 10/01/31	3,600	3,600
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project, Prerefunded 10/01/07 @ 101 (RB) Series C
5.000%, 10/01/07	905	921
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) Series K (VRDN)
3.550%, 08/01/33	750	750
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) (VRDN)
3.520%, 10/01/35	2,700	2,700
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) Series A (VRDN)
3.520%, 10/01/29	14,900	14,900
Ohio State Higher Educational Facilities Commission, Pooled Financing Program (RB) Series A (LOC - Fifth Third Bank) (VRDN)
3.730%, 09/01/24	2,740	2,740
3.670%, 09/01/26	4,300	4,300
3.700%, 09/01/27	455	455
Ohio State Higher Educational Facilities Commission, Xavier University Project (RB) (LOC - U.S. Bank) (VRDN)
3.650%, 05/01/15	4,800	4,800

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State University (RB) (VRDN)
3.650%, 12/01/31	$900	$900
Ohio State University (TECP) Series 03-C (VRDN)
3.640%, 06/17/07	13,145	13,145
Ohio State University General Receipts (RB) (FSA) (VRDN)
3.670%, 12/01/26	800	800
Ohio State University General Receipts (RB) (VRDN)
3.650%, 12/01/21	2,050	2,050
Ohio State Water Development Authority, FirstEnergy Project (RB) (LOC - Wachovia Bank) (VRDN)
3.520%, 12/01/33	550	550
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC - Barclays Bank PLC) (VRDN)
3.540%, 01/01/34	15,600	15,600
Ohio State Water Development Authority, Pure Water Project (RB) (AMBAC)
5.000%, 12/01/07	2,000	2,022
Ohio State Water Development Authority, Timken Company Project (RB) (LOC - Northern Trust Company) (VRDN)
3.520%, 11/01/25	2,000	2,000
Penta County Career Center (TAN)
4.250%, 03/01/07	3,000	3,000
Perrysburg (BAN) (GO)
4.500%, 08/09/07	1,250	1,253
4.250%, 11/08/07	3,393	3,407
Rocky River, Lutheran West High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 12/01/22	2,100	2,100
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series C (AMBAC) (VRDN)
3.500%, 12/01/25	2,800	2,800
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series D (AMBAC) (VRDN)
3.500%, 12/01/25	1,150	1,150
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series E (AMBAC) (VRDN)
3.500%, 12/01/25	1,065	1,065
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series F (AMBAC) (VRDN)
3.500%, 12/01/25	1,175	1,175
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series G (AMBAC) (VRDN)
3.500%, 12/01/25	650	650
Sharonville (BAN) (GO)
4.500%, 08/14/07	1,360	1,364
4.250%, 02/20/08	915	919
Sharonville Industrial Development Authority, Edgecomb Metals Co. Project (RB) (LOC - Wells Fargo Bank) (VRDN)
3.650%, 11/01/09	5,260	5,260
Solon (BAN) (GO)
4.000%, 11/21/07	1,360	1,364
Summit County Port Authority (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 02/01/28	3,600	3,600
Toledo City Services Special Assessment Notes (LOC - State Street Bank & Trust) (VRDN)
3.650%, 06/01/08	7,100	7,100
Toledo-Lucas County Port Authority (RB) Series C (LOC - Sovereign Bank) (VRDN)
3.650%, 05/15/38	8,500	8,500
Trenton (BAN) (GO)
4.250%, 03/14/07	2,200	2,201
Trotwood (BAN)
4.250%, 10/24/07	3,560	3,573
Trotwood (BAN) Series B
4.000%, 11/01/07	2,530	2,536
Union County (BAN) (GO)
3.820%, 04/10/07	2,000	2,000
University of Akron General Receipts (RB) (FGIC) (VRDN)
3.650%, 01/01/29	15,160	15,160
University of Cincinnati General Receipts (BAN) (RN) Series C
4.500%, 01/24/08	1,500	1,511
University of Cincinnati General Receipts (RB) Series B (AMBAC) (VRDN)
3.650%, 06/01/31	5,585	5,585
Upper Valley Joint Vocational School District (BAN) (GO)
4.000%, 11/28/07	1,925	1,930
Warren County (BAN) (GO)
4.250%, 09/06/07	1,610	1,614
Warren County Health Care Facilities Authority, Otterbein Homes Project (RB) Series B (LOC - Fifth Third Bank) (VRDN)
3.680%, 07/01/23	2,828	2,828
Warren County Industrial Development Authority, Cincinnati Electric Illuminating Project (RB) (LOC - Scotiabank) (VRDN)
3.870%, 09/01/15	4,690	4,690
Warren County Industrial Development Authority, Liquid Container Project (RB) (LOC - Bank of America) (VRDN)
3.670%, 03/01/15	1,670	1,670
Westerville Ohio (GO)
4.500%, 09/20/07	1,575	1,583
Wooster Industrial Development Authority, Allen Group Project (RB) (LOC - Wachovia Bank ) (VRDN)
3.520%, 12/01/10	5,200	5,200

Total Municipal Securities (Cost $356,185)		356,185

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.5%
BlackRock Ohio Municipal Money Market Fund	2,229,907	$2,230

(Cost $2,230)

TOTAL INVESTMENTS — 94.0%

(Cost $358,415)*		358,415

Other Assets & Liabilities – 6.0%		22,677

TOTAL NET ASSETS — 100.0%		$381,092

*	Also cost for Federal income tax purposes.
AMBAC	— American Municipal Bond Assurance Corporation
BAN	— Bond Anticipation Note
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Federal Security Assurance
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Municipal Bond Insurance Association
PLC	— Public Liability Company
RB	— Revenue Bond
RN	— Revenue Note
TAN	— Tax Anticipation Note
TECP	— Tax Exempt Commercial Paper
VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 95.8%
Pennsylvania — 95.8%
Allegheny County Hospital Development Authority, Children’s Hospital of Pittsburgh (RB) Series A (LOC - Citizens Bank) (VRDN)
3.670%, 06/01/35	$1,305	$1,305
Allegheny County Hospital Development Authority, Healthcare Dialysis Clinic (RB) (LOC - Bank of America) (VRDN)
3.670%, 12/01/19	3,000	3,000
Allegheny County Hospital Development Authority, Presbyterian Health Center (RB) Series A (MBIA) (VRDN)
3.700%, 03/01/20	600	600
Allegheny County Hospital Development Authority, Presbyterian Health Center (RB) Series C (MBIA) (VRDN)
3.700%, 03/01/20	600	600
Allegheny County Hospital Development Authority, South Hills Health (RB) Series A (LOC - PNC Bank) (VRDN)
3.680%, 06/01/30	2,000	2,000
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center (RB) Series B
5.500%, 06/15/07	2,000	2,011
Allegheny County Industrial Development Authority, Animal Friends, Inc. Project (RB) (LOC - PNC Bank) (VRDN)
3.850%, 07/01/07	2,560	2,560
Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh (RB) (LOC - Citizens Bank) (VRDN)
3.650%, 08/01/32	2,000	2,000
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN)
3.540%, 12/01/20	6,150	6,150
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) Series B ( LOC - Barclays Bank PLC) (VRDN)
3.540%, 12/01/41	4,000	4,000
Berks County Industrial Development Authority, Kutztown Resource Management Project (RB) (LOC - Wachovia Bank) (VRDN)
3.770%, 12/01/30	3,945	3,945
Cumberland County Municipal Authority, Messiah Village Project (RB) (LOC - Citizens Bank) (VRDN)
3.530%, 07/01/27	1,900	1,900
Dallastown Area School District (GO) (FGIC) (VRDN)
3.670%, 02/01/18	2,860	2,860
3.670%, 05/01/20	2,815	2,815
Delaware County Industrial Development Authority, BP Exploration and Oil (RB) (VRDN)
3.640%, 10/01/19	50	50
Delaware County Industrial Development Authority, Exelon Gerneration Company Project (TECP) Series A (LOC - Wachovia Bank) (VRDN)
3.640%, 03/06/07	2,000	2,000
Delaware County Industrial Development Authority, Resource Recovery (RB) Series G (VRDN)
3.520%, 12/01/31	500	500
Delaware County Industrial Development Authority, Sunoco Project (RB) (LOC - Bank of America) (VRDN)
3.550%, 11/01/33	4,750	4,750
Delaware Valley Regional Finance Authority (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
3.550%, 12/01/20	3,000	3,000
Delaware Valley Regional Finance Authority (RB) Series D (LOC - Bayerische Landesbank) (VRDN)
3.550%, 12/01/20	5,200	5,200
Elizabethtown Industrial Development Authority, Elizabethtown College Project (RB) (LOC - Fulton Bank) (VRDN)
3.750%, 06/15/29	2,685	2,685
Emmaus General Authority (RB) (FSA) (VRDN)
3.520%, 12/01/28	95	95
Erie Higher Education Building Authority, Mercyhurst College Project (RB) (LOC - PNC Bank) (VRDN)
3.670%, 11/01/23	4,000	4,000
Geisinger Authority, Geisinger Health Systems (RB) (VRDN)
3.640%, 11/15/32	350	350
Gettysburg Area Industrial Development Authority, Brethren Home Community Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.670%, 06/01/24	3,415	3,415
Hanover School District (GO) (FSA) (VRDN)
3.660%, 06/01/25	1,850	1,850
Harrisburg Authority (RB) Series A (FGIC) (VRDN)
3.700%, 07/15/29	4,195	4,195
Harrisburg Authority, Cumberland Valley School District Project (RB) Sub-Series B (FSA) (VRDN)
3.700%, 03/01/34	1,780	1,780
Harrisburg Authority, Haverford School District (RB) Sub-Series A (FSA) (VRDN)
3.700%, 03/01/34	1,605	1,605
Lackawanna County (GO) Series B (FSA) (VRDN)
3.670%, 10/15/29	285	285
Lancaster County (GO) (FSA) (VRDN)
3.660%, 11/01/16	1,780	1,780
Lancaster Industrial Development Authority, Student Lodging Incorporated (RB) (LOC - Fulton Bank) (VRDN)
3.750%, 12/01/26	2,410	2,410

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Lebanon County Health Facilities Authority, ECC Retirement Village Project (RB) (LOC - Northern Trust Company) (VRDN)
3.700%, 10/15/25	$3,685	$3,685
Luzerne County Convention Center Authority (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.670%, 09/01/28	1,405	1,405
Montgomery County Higher Education Facilities Authority, William Penn Charter School Project (RB) (LOC - PNC Bank) (VRDN)
3.670%, 09/15/31	2,115	2,115
Montgomery County Industrial Development Authority, Girl Scouts of Southeastern Pennsylvania (RB) (LOC - Wachovia Bank) (VRDN)
3.770%, 02/01/25	100	100
Montgomery County Industrial Development Authority, Meadowood (RB) (LOC - Citizens Bank) (VRDN)
3.660%, 12/01/20	2,850	2,850
Montgomery County Industrial Development Authority, PECO Energy Company Project (TECP) Series 94-A (LOC - BNP Paribas) (VRDN)
3.650%, 03/08/07	5,000	5,000
3.520%, 04/05/07	4,100	4,100
Neshaminy School District (TRAN) (GO)
4.750%, 06/29/07	1,000	1,003
New Garden General Authority, Municipal Pooled Financing Program (RB) Series I (AMBAC) (VRDN)
3.630%, 11/01/29	2,735	2,735
New Garden General Authority, Municipal Pooled Financing Program (RB) Series II (FSA) (VRDN)
3.630%, 12/01/33	4,915	4,915
ennsylvania Intergovernmental Cooperative Authority, Philadelphia Funding Project (RB) (FGIC)
5.000%, 06/15/07	350	352
Pennsylvania State (GO)
5.250%, 10/15/07	400	404
5.000%, 02/01/08	2,000	2,026
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities (RB) Series K1 (LOC - JPMorgan Chase) (VRDN)
3.600%, 11/01/22	3,570	3,570
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series E-3 (LOC - PNC Bank) (VRDN)
3.640%, 11/01/14	2,800	2,800
Pennsylvania State Higher Educational Facilities Authority, Student Association Inc. Housing Project (RB) Series A (LOC - Citizens Bank) (VRDN)
3.670%, 07/01/38	1,500	1,500
Pennsylvania State Turnpike Commission (RB) Series A-1 (VRDN)
3.520%, 12/01/30	1,000	1,000
Pennsylvania State Turnpike Commission (RB) Series A-3 (VRDN)
3.520%, 12/01/30	5,100	5,100
Pennsylvania State Turnpike Commission (RB) Series B (FSA) (VRDN)
3.610%, 07/15/41	3,100	3,100
Pennsylvania State Turnpike Commission (RB) Series C (FSA) (VRDN)
3.640%, 07/15/41	1,455	1,455
Pennsylvania State Turnpike Commission (RB) Series Q (VRDN)
3.640%, 06/01/28	1,100	1,100
Pennsylvania State University (RB) Series A (VRDN)
3.640%, 04/01/31	2,325	2,325
3.640%, 03/01/32	3,420	3,420
Philadelphia Authority for Industrial Development, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
3.650%, 12/01/14	400	400
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC - Wachovia Bank) (VRDN)
3.670%, 07/01/27	845	845
Philadelphia Authority for Industrial Development, Girard Estate Aramark Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.680%, 06/01/32	1,000	1,000
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
3.680%, 11/01/31	1,800	1,800
Philadelphia Authority for Industrial Development, Pennsylvania School for the Deaf (RB) (LOC - Citizens Bank) (VRDN)
3.700%, 11/01/32	3,100	3,100
Philadelphia Hospitals & Higher Education Facilities Authority, Philadelphia Schools (RB) Series A-3 (LOC - First Union National Bank) (VRDN)
3.720%, 03/01/19	525	525
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series I (AMBAC) (VRDN)
3.530%, 12/01/20	2,450	2,450
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series K (AMBAC) (VRDN)
3.530%, 12/01/20	3,000	3,000
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series M (AMBAC) (VRDN)
3.530%, 12/01/20	4,000	4,000

Allegiant Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
3.500%, 09/15/15	$1,220	$1,220
3.500%, 09/15/18	1,000	1,000
3.500%, 09/15/19	500	500
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
3.500%, 09/15/38	1,700	1,700
Upper Dauphin Industrial Development Authority, United Church of Christ Homes Project (RB) (LOC - Wachovia Bank) (VRDN)
3.670%, 12/01/26	1,800	1,800
Washington County Authority (RB) (VRDN)
3.650%, 07/01/34	2,900	2,900
Washington County Authority, Girard Estate Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.680%, 06/01/27	1,215	1,215
Washington County Hospital Authority, Washington Hospital Project (RB) (LOC - PNC Bank) (VRDN)
3.900%, 07/01/07	2,500	2,500
Westmoreland County Industrial Development Authority, Excela Project (RB) Series C (LOC - Wachovia Bank) (VRDN)
3.640%, 07/01/27	930	930
Wilson School District, Prerefunded 05/15/07 @ 100 (GO) (FGIC)
5.500%, 05/15/07	2,000	2,008

Total Municipal Securities (Cost $164,649)		164,649

	Number of Shares
MONEY MARKET FUND — 0.4%
BlackRock Pennsylvania Municipal Money Market Portfolio
(Cost $ 776)	775,692	776

TOTAL INVESTMENTS — 96.2%
(Cost $165,425)*		165,425

Other Assets & Liabilities – 3.8%		6,503

TOTAL NET ASSETS — 100.0%		$171,928

*	Also cost for Federal income tax purposes.
AMBAC	— American Municipal Bond Assurance Corporation
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Federal Security Assurance
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Municipal Bond Insurance Association
PLC	— Public Liability Company
RB	— Revenue Bond
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note
VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 89.7%
District of Columbia — 0.6%
District of Columbia, Field School Project (RB) Series B (LOC - Wachovia Bank) (VRDN)
3.720%, 07/01/31	$3,690	$3,690

Florida — 1.8%

Miami-Dade County School District (TAN) (RN)
4.500%, 06/28/07	6,000	6,015
Palm Beach County School District (TECP)
3.570%, 03/08/07	5,500	5,500

		11,515

Georgia — 3.4%

Burke County Pollution Control Development Authority, Oglethorpe Power Vogtle Project (RB) Series A (FGIC) (VRDN)
3.550%, 01/01/16	9,960	9,960
Burke County Pollution Control Development Authority, Oglethorpe Power Vogtle Project (TECP) (VRDN)
3.590%, 03/05/07	6,000	6,000
Municipal Electric Authority, General Resolution Projects (RB) Sub-Series B (LOC - Bayerische Landesbank/Landesbank Hessen-Thueringen/ Westdeutsche Landesbank) (MBIA) (VRDN)
3.520%, 01/01/20	6,000	6,000

		21,960

Illinois — 5.1%

Illinois Health Facilities Authority, Riverside Health System (RB) Series B (LOC - LaSalle Bank) (VRDN)
3.670%, 11/15/16	4,330	4,330
Illinois International Port District (RB) (LOC - LaSalle Bank) (VRDN)
3.730%, 01/01/23	1,150	1,150
Illinois State (GO)
4.250%, 06/07/07	5,000	5,008
Illinois State Development Finance Authority, Jewish Federation Project (RB) (AMBAC) (VRDN)
3.550%, 09/01/24	1,175	1,175
Illinois State Development Finance Authority, Loyola Academy Project (RB) Series A (LOC - Northern Trust Company) (VRDN)
3.560%, 10/01/27	5,000	5,000
Illinois State Educational Facilities Authority, Lake Forest Open Lands Project (RB) (LOC - Northern Trust Company) (VRDN)
3.580%, 08/01/33	6,100	6,100
Illinois State Educational Facilities Authority, Xavier University Project (RB) Series A (LOC - LaSalle Bank) (VRDN)
3.680%, 10/01/32	6,100	6,100
Naperville, Dupage Children’s Museum (RB) (LOC - American National Bank & Trust) (VRDN)
3.580%, 06/01/30	2,500	2,500
Normal County (GO) (VRDN)
3.520%, 06/01/23	1,750	1,750

		33,113

Indiana — 7.3%

ABN AMRO Munitops Certificate Trust, Hammond Multi-School Building Corporation (RB) Series 2004-50 (MBIA) (VRDN)
3.700%, 01/15/13 (A)	9,995	9,995
Angola Educational Facilities, Tri-State University Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 07/01/26	8,350	8,350
Carnel Industrial Waterworks (BAN) (RN) Series A
4.500%, 09/21/07	6,000	6,028
Evansville Industrial Economic Development Authority, Ball Corporation Project (RB) (LOC - Bank One) (VRDN)
3.580%, 12/01/08	2,500	2,500
Indiana Bond Bank (RN) Series A (LOC - Bankof New York)
4.250%, 01/31/08	4,000	4,021
Indiana State Development Finance Authority, Eitteljorg Museum Project (RB) (LOC - Bank One) (VRDN)
3.520%, 02/01/24	4,100	4,100
Indiana State Development Finance Authority, Indianapolis Museum (RB) (LOC - Bank One Indiana) (VRDN)
3.520%, 02/01/36	600	600
Indiana State Finance Authority Economic Development, YMCA of Portage Township Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 08/01/31	1,000	1,000
Indiana State Health Facilities Financing Authority, Southern Indiana Rehabilitation Hospital Project (RB) (LOC - Bank One Kentucky) (VRDN)
3.730%, 04/01/20	1,830	1,830
Purdue University (COP)
5.000%, 07/01/07	3,130	3,145
St. Joseph County Educational Facilities, Holy Cross College Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.720%, 09/01/25	5,920	5,920

		47,489

Kansas — 2.7%

Burlington County Pollution Control, Kansas Electric Project (TECP) (VRDN)
3.530%, 04/05/07	4,500	4,500
Burlington County Pollution Control, National Rural Utilities Cooperative Finance Corporation Project (TECP) (VRDN)
3.590%, 03/07/07	5,000	5,000
3.530%, 05/07/07	8,200	8,200

		17,700

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Louisiana — 1.6%
Plaquemines Port Harbor & Terminal District Facilities, Chevron Pipe Line Project (RB) (VRDN) 3.850%, 09/01/07	$6,000	$6,000
St. James Parish, Texaco Project (TECP) Series B (VRDN)
3.720%, 07/12/07	4,000	4,000

		10,000

Maryland — 1.4%
Johns Hopkins University
3.610%, 03/05/07	5,400	5,400
Maryland State Health and Higher Educational Facilities Authority, University of Maryland Medical System (RB) Series A (AMBAC) (VRDN)
3.650%, 07/01/23	3,550	3,550

		8,950

Massachusetts — 3.7%
Massachusetts State (GO) Series B (VRDN)
3.660%, 08/01/15	17,035	17,035
Massachusetts Water Resources Authority (RB) Series B (FGIC) (VRDN)
3.530%, 08/01/37	1,225	1,225
Massachusetts Water Resources Authority (TECP)
Series 99 (LOC - State Street Bank & Trust)
3.600%, 03/06/07	6,000	6,000

		24,260

Michigan — 1.0%
Kalamazoo Hospital Finance Authority, Borgess Medical Center (RB) (ETM) Series A (FGIC)
6.125%, 07/01/07	520	524
Michigan Higher Education Facilities Authority, Davenport University (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 01/01/36	3,800	3,800
Michigan State Hospital Finance Authority, Trinity Health (RB) Series E (AMBAC) (VRDN)
3.670%, 12/01/30	2,250	2,250

		6,574

Missouri — 1.7%
ABN AMRO Munitops Certificate Trust, Missouri State Health & Educational Facilities Authority (RB) Series 2006-90 (VRDN)
3.690%, 01/15/15 (A)	11,050	11,050

Nebraska — 0.2%
American Public Energy Agency (RB) Series A (VRDN)
3.650%, 12/01/15	1,120	1,120

Nevada — 0.9%
Clark County (TECP) Series 2005-B (LOC - Landesbank Hessen-Thuringen Girozentrale)
3.610%, 03/05/07	4,200	4,200
Clark County, Transit Project (TECP) Series 2004-A
3.580%, 03/09/07	$1,750	$1,750

		5,950

New Hampshire — 0.7%
New Hampshire Higher Educational & Health Facilities Authority, New England Incorporated Project (RB) Series B (AMBAC) (VRDN)
3.530%, 12/01/25	4,300	4,300

New Mexico — 2.6%
New Mexico State Hospital Equipment Loan Council, Presbyterian Health Care (RB) Series A (FSA) (VRDN)
3.660%, 08/01/30	12,600	12,600
New Mexico State Hospital Equipment Loan Council, Presbyterian Health Care (RB) Series B (FSA) (VRDN)
3.550%, 08/01/30	4,310	4,310

		16,910

North Carolina — 3.8%
Guilford County Recreational Facilities Authority, YMCA Project (RB) (LOC - Branch Banking & Trust) (VRDN)
3.680%, 02/01/23	2,050	2,050
Mecklenburg County (GO) Series C (VRDN)
3.550%, 02/01/21	7,400	7,400
3.550%, 02/01/22	1,500	1,500
North Carolina Capital Facilities Finance Agency, Greensboro Day School Project (RB) (LOC - Bank of America) (VRDN)
3.670%, 07/01/21	5,205	5,205
North Carolina Educational Facilities Finance Agency, Belmont Abbey College Project (RB) (LOC - Wachovia Bank) (VRDN)
3.670%, 06/01/18	900	900
North Carolina Medical Care Commission, Rutherford Hospital Project (RB) (LOC - Branch Banking & Trust) (VRDN)
3.680%, 09/01/21	1,500	1,500
University of North Carolina Hospitals at Chapel Hill (RB) Series A (VRDN)
3.670%, 02/01/29	6,000	6,000

		24,555

Ohio — 16.1%
Avon Local School District (BAN) (GO)
4.125%, 01/11/08	1,500	1,506
Cleveland Heights (BAN)
4.000%, 08/09/07	2,360	2,364
Cleveland Waterworks (RB) Series M (FSA) (VRDN)
3.630%, 01/01/33	2,200	2,200
Cuyahoga County Port Authority, Euclid Garage Office Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.550%, 01/01/34	4,910	4,910
Cuyahoga Falls (BAN)
4.000%, 12/13/07	11,210	11,246

	Par (000)	Value (000)
MUNICIPAL SECURITIES - continued
Ohio - continued
Deerfield Township (BAN) (GO)
3.610%, 11/29/07	$2,555	$2,555
Dublin City School District (BAN) (GO)
4.250%, 10/17/07	2,300	2,309
Evendale Tax Increment, Evendale Commons Ltd. Project (RN) (LOC - Fifth Third Bank)
3.850%, 05/17/07	1,955	1,955
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.650%, 06/01/16	8,700	8,700
Fulton County, Fulton County Health Center Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.520%, 11/01/35	400	400
Greene County (BAN) (GO) Series B
4.750%, 05/23/07	700	702
Greene County (BAN) (GO) Series E
4.250%, 11/20/07	2,000	2,010
Hamilton County Economic Development Authority, Jordon Complex (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 12/01/24	1,100	1,100
Hamilton County Economic Development Authority, Taft Museum Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 05/01/27	7,345	7,345
Hamilton County Health Care Facilities, Ronald McDonald House Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 05/01/15	2,565	2,565
Hilliard School District (BAN) (GO)
4.500%, 06/14/07	2,500	2,506
Marysville (BAN) (RN) (LOC - Fifth Third Bank)
4.300%, 12/13/07	3,875	3,896
Mason (BAN) (GO)
4.250%, 06/21/07	1,925	1,929
New Albany (BAN) (GO)
4.250%, 12/13/07	1,800	1,810
Oberlin (BAN) (GO)
4.500%, 04/19/07	2,640	2,642
Ohio State (GO) Series D (VRDN)
3.520%, 02/01/19	2,200	2,200
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.520%, 11/01/25	675	675
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) Series K (VRDN)
3.550%, 08/01/33	350	350
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) Series A (VRDN)
3.520%, 10/01/29	1,500	1,500
Ohio State Higher Educational Facilities
Commission, Pooled Financing Program (RB) Series A (LOC - Fifth Third Bank) (VRDN)
3.730%, 09/01/24	1,000	1,000
3.670%, 09/01/26	3,810	3,810
Ohio State Infrastructure (GO) Series A (VRDN)
3.520%, 02/01/23	2,900	2,900
Ohio State University (TECP) Series 03-C (VRDN)
3.640%, 06/17/07	5,500	5,500
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC - Barclays Bank PLC) (VRDN)
3.540%, 01/01/34	800	800
Penta County Career Center (TAN)
4.250%, 03/01/07	3,000	3,000
Rocky River, Lutheran West High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 12/01/22	400	400
Shaker Heights City School District (RB)
4.250%, 06/14/07	1,650	1,653
Toledo-Lucas County Port Authority, St Francis de Sales High School (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 08/01/25	5,780	5,780
University of Akron General Receipts (RB) (FGIC) (VRDN)
3.650%, 01/01/29	8,900	8,900
Washington County Hospital, Marietta Area Health Facilities (RB) (LOC - Fifth Third Bank) (VRDN)
3.690%, 12/01/26	1,490	1,490

		104,608

Oregon — 1.4%

Forest Grove Student Housing, Oak Tree Foundation Project (RB) Series A (LOC - KeyBank) (VRDN)
3.670%, 03/01/36	4,200	4,200
Portland (TAN) (GO)
4.500%, 06/28/07	5,000	5,011

		9,211

Pennsylvania — 16.2%

Allegheny County Hospital Development Authority, Presbyterian Health Center (RB) Series D (MBIA) (VRDN)
3.700%, 03/01/20	1,300	1,300
Allegheny County Hospital Development Authority, South Hills Health (RB) Series A (LOC - PNC Bank) (VRDN)
3.680%, 06/01/30	1,000	1,000
Dallastown Area School District (GO) (FGIC) (VRDN)
3.670%, 02/01/18	580	580
Delaware County Industrial Development Authority, Exelon Generation Company Project (TECP) (VRDN)
3.580%, 03/08/07	5,000	5,000
Delaware County Industrial Development Authority, Scott Paper Company Project (RB) Series B (VRDN)
3.550%, 12/01/18	100	100

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Delaware County Industrial Development Authority, Sunoco Project (RB) (LOC - Bank of America) (VRDN)
3.550%, 11/01/33	$450	$450
Delaware Valley Regional Finance Authority (RB) Series D (LOC - Bayerische Landesbank) (VRDN)
3.550%, 12/01/20	4,800	4,800
Emmaus General Authority (RB) (FSA) (VRDN)
3.520%, 12/01/28	8,870	8,870
Erie Higher Education Building Authority, Mercyhurst College Project (RB) (LOC - PNC Bank) (VRDN)
3.670%, 11/01/23	1,000	1,000
Gettysburg Area Industrial Development Authority, Brethren Home Community Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.670%, 06/01/24	1,815	1,815
Harrisburg Authority (RB) Series A (FGIC) (VRDN)
3.700%, 07/15/29	3,210	3,210
Harrisburg Authority, Cumberland Valley School District Project (RB) Sub-Series B (FSA) (VRDN)
3.700%, 03/01/34	6,920	6,920
Harrisburg Authority, Haverford School District (RB) Sub-Series A (FSA) (VRDN)
3.700%, 03/01/34	500	500
Harrisburg Authority, West Brandywine (RB) Sub-Series D (FSA) (VRDN)
3.700%, 03/01/34	2,800	2,800
Lackawanna County (GO) Series A (LOC - PNC Bank) (VRDN)
3.670%, 09/01/29	1,000	1,000
Lackawanna County (GO) Series B (FSA) (VRDN)
3.670%, 10/15/29	3,500	3,500
Lancaster County Hospital Authority, Masonic Homes Project (RB) (AMBAC) (VRDN)
3.520%, 05/01/32	3,430	3,430
Lehigh County General Purpose Authority, St. Lukes Hospital Project (RB) (LOC - Wachovia Bank) (VRDN)
3.600%, 07/01/31	1,250	1,250
Manheim Township School District (GO) (FSA) (VRDN)
3.660%, 06/01/16	2,000	2,000
Montgomery County Higher Education Facilities Authority, William Penn Charter School Project (RB) (LOC - PNC Bank) (VRDN)
3.670%, 09/15/31	2,585	2,585
Neshaminy School District (TRAN) (GO)
4.750%, 06/29/07	2,000	2,005
New Garden General Authority, Municipal Pooled Financing Program (RB) Series II (FSA) (VRDN)
3.630%, 12/01/33	3,185	3,185
Northampton County Higher Education Authority, Lafayette College Project (RB) Series B (VRDN)
3.650%, 11/01/28	2,000	2,000
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series E-3 (LOC - PNC Bank) (VRDN)
3.640%, 11/01/14	400	400
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series J-2 (LOC - PNC Bank) (VRDN)
3.670%, 05/01/27	2,100	2,100
Pennsylvania State Turnpike Commission (RB) Series A-3 (VRDN)
3.520%, 12/01/30	2,200	2,200
Pennsylvania State Turnpike Commission (RB) Series B (FSA) (VRDN)
3.610%, 07/15/41	1,100	1,100
Pennsylvania State Turnpike Commission (RB) Series B (VRDN)
3.650%, 12/01/12	1,465	1,465
Pennsylvania State Turnpike Commission (RB) Series D (FSA) (VRDN)
3.650%, 07/15/41	1,900	1,900
Pennsylvania State Turnpike Commission (RB) Series U (VRDN)
3.650%, 12/01/19	2,610	2,610
Philadelphia Authority for Industrial Development, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
3.650%, 12/01/14	2,400	2,400
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC - Wachovia Bank) (VRDN)
3.670%, 07/01/27	265	265
Philadelphia Authority for Industrial Development, Chestnut Hill Academy (RB) (LOC - Wachovia Bank) (VRDN)
3.670%, 12/01/35	3,300	3,300
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
3.680%, 11/01/31	3,000	3,000
Philadelphia Authority for Industrial Development, Pennsylvania School for the Deaf (RB) (LOC - Citizens Bank) (VRDN)
3.700%, 11/01/32	1,100	1,100
Philadelphia School District (TRAN) (GO) Series A (LOC - Bank of America)
4.500%, 06/29/07	5,000	5,012
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series A (AMBAC) (VRDN)
3.530%, 12/01/20	4,500	4,500

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series I (AMBAC) (VRDN)
3.530%, 12/01/20	$300	$300
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series K (AMBAC) (VRDN)
3.530%, 12/01/20	2,295	2,295
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
3.500%, 09/15/19	2,000	2,000
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
3.500%, 09/15/29	2,460	2,460
Upper Dauphin Industrial Development Authority, United Church of Christ Homes Project (RB) (LOC - Wachovia Bank) (VRDN)
3.670%, 12/01/26	1,005	1,005
Washington County Authority, Girard Estate Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.680%, 06/01/27	1,900	1,900
Westmoreland County Industrial Development Authority, Excela Project (RB) Series C (LOC - Wachovia Bank) (VRDN)
3.640%, 07/01/27	4,515	4,515

		105,127

South Carolina — 0.5%
South Carolina Public Service Authority (TECP)
3.580%, 03/13/07	3,000	3,000

Tennessee — 3.0%
Blount County Health, Educational and Housing Facilities Authority, Presbyterian Homes Project (RB) (LOC - SunTrust Bank) (VRDN)
3.660%, 01/01/19	5,875	5,875
Clarksville Public Building Authority (RB) (LOC - Bank of America) (VRDN)
3.650%, 07/01/31	8,550	8,550
Tennessee State School District
3.590%, 04/09/07	5,000	5,000

		19,425

Texas — 6.3%
ABN AMRO Munitops Certificate Trust, Plano Independent School District (GO) Series 2007-21 (PSF-GTD) (VRDN)
3.700%, 02/15/27 (A)	10,505	10,505
Austin Higher Education Authority, Concordia University at Austin (RB) (LOC - Wachovia Bank) (VRDN)
3.640%, 04/01/25	1,000	1,000
Denton Independent School District (GO) Series B (PSF-GTD) (VRDN)
3.900%, 08/15/07	4,700	4,700
Gulf Coast Industrial Development Authority, Amoco Oil Project (RB) (VRDN)
3.550%, 06/01/07	4,000	4,000
Harris County (TECP) (VRDN)
3.550%, 03/07/07	$260	$260
North Texas Tollway Authority, Dallas North Tollway System (RB) Series C (FGIC) (VRDN)
3.550%, 01/01/25	9,000	9,000
San Antonio (TECP)
3.600%, 03/15/07	4,000	4,000
San Antonio Water (RB) Sub-Series A (MBIA) (VRDN)
3.510%, 05/15/33	1,005	1,005
Texas State (GO) (VRDN)
3.520%, 04/01/36	5,000	5,000
Texas State (TRAN)
4.500%, 08/31/07	1,150	1,155

		40,625

Utah — 2.4%
Intermountain Power Agency, Power Supply (RB) Series A (FGIC) (VRDN)
3.500%, 07/01/16	2,500	2,500
Intermountain Power Agency, Power Supply (RB) Series F (AMBAC) (VRDN)
3.560%, 06/01/07	6,000	6,000
3.530%, 09/15/07	7,250	7,250

		15,750

Vermont — 1.1%
Vermont Education and Health Building Finance Agency, Middlebury College Project (RB) Series A (VRDN)
3.580%, 11/01/27	7,270	7,270

Virginia — 1.7%
Lynchburg Industrial Development Authority, Mid Atlantic Hospital (RB) Series C (AMBAC) (VRDN)
3.530%, 12/01/25	2,100	2,100
Lynchburg Industrial Development Authority, Mid Atlantic Hospital (RB) Series F (AMBAC) (VRDN)
3.530%, 12/01/25	9,100	9,100

		11,200

Washington — 1.7%
Washington State (GO) (FSA)
4.250%, 07/01/07	3,625	3,631
Washington State Healthcare Facilities Authority, National Health Care Research & Educational Project (RB) (LOC - BNP Paribas) (VRDN)
3.550%, 01/01/32	4,700	4,700
Washington State Healthcare Facilities Authority, Sisters of St. Joseph Peace (RB) (MBIA) (VRDN)
3.630%, 04/01/18	400	400
Washington State Higher Education Facilities Authority, Whitman College Project (RB) (VRDN)
3.680%, 10/01/29	2,550	2,550

		11,281

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Wisconsin — 0.8%
Byron Industrial Development, Ocean Spray Inc. Project (RB) (LOC - Wachovia Bank) (VRDN) 3.670%, 12/01/20	$2,500	$2,500
University of Wisconsin Hospitals & Clinics Authority (RB) (FSA) (VRDN) 3.660%, 04/01/29	2,685	2,685

		5,185

Total Municipal Securities
(Cost $ 581,818)		581,818

	Number of Shares
MONEY MARKET FUND — 0.5%
BlackRock Liquidity Funds MuniFund	3,474,943	3,475

(Cost $ 3,475)

TOTAL INVESTMENTS — 90.2%
(Cost $585,293)*		585,293

Other Assets & Liabilities – 9.8%		63,240

TOTAL NET ASSETS — 100.0%		$648,533

*	Also cost for Federal income tax purposes.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $31,550 and represents 4.9% of net assets as of February 28, 2007.
AMBAC	— American Municipal Bond Assurance Corporation
BAN	— Bond Anticipation Note
COP	— Certificate of Participation
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Federal Security Assurance
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Municipal Bond Insurance Association
PLC	— Public Liability Company

PSF-GTD — Public School Fund—Guaranteed

RB	— Revenue Bond
RN	— Revenue Note
TAN	— Tax Anticipation Note
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note
VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Bills† — 99.5%
4.827%, 03/01/07	$7,000	$7,000
4.852%, 03/01/07	4,000	4,000
4.898%, 03/01/07	2,000	2,000
4.901%, 03/01/07	3,000	3,000
5.069%, 03/01/07	3,000	3,000
4.876%, 03/08/07	5,500	5,495
4.920%, 03/08/07	2,000	1,998
4.937%, 03/08/07	4,000	3,996
4.955%, 03/08/07	2,000	1,998
5.045%, 03/08/07	3,000	2,997
4.815%, 03/15/07	10,000	9,981
4.975%, 03/15/07	3,000	2,994
5.014%, 03/15/07	1,000	998
5.130%, 03/15/07	4,000	3,992
5.133%, 03/15/07	3,000	2,994
5.156%, 03/15/07	4,000	3,992
4.833%, 03/22/07	1,000	997
4.838%, 03/22/07	5,000	4,986
4.858%, 03/22/07	5,000	4,986
4.915%, 03/22/07	4,000	3,989
4.950%, 03/22/07	2,000	1,994
4.962%, 03/22/07	3,000	2,991
5.132%, 03/22/07	2,500	2,493
5.161%, 03/22/07	3,000	2,991
4.848%, 03/29/07	3,000	2,989
4.875%, 03/29/07	2,000	1,993
4.989%, 03/29/07	3,000	2,988
4.990%, 03/29/07	2,000	1,992
5.030%, 03/29/07	2,000	1,992
5.083%, 03/29/07	10,000	9,961
5.130%, 03/29/07	500	4,980
5.132%, 03/29/07	1,000	996
4.912%, 04/05/07	7,000	6,967
4.935%, 04/05/07	1,500	1,493
4.971%, 04/05/07	1,500	1,493
5.077%, 04/05/07	4,000	3,980
4.940%, 04/12/07	5,000	4,971
4.944%, 04/12/07	1,000	994
4.946%, 04/12/07	1,000	994
4.961%, 04/12/07	3,000	2,983
4.978%, 04/12/07	2,000	1,988
4.985%, 04/19/07	6,000	5,959
5.005%, 04/26/07	3,000	2,977
4.971%, 05/03/07	3,000	2,974
4.857%, 05/10/07	2,000	1,981
4.860%, 05/10/07	1,000	991
4.871%, 05/10/07	2,000	1,981
4.920%, 05/31/07	2,000	1,975
4.875%, 06/21/07	3,000	2,955
4.940%, 07/05/07	2,000	1,965
4.961%, 07/05/07	3,000	2,948

Total U.S. Treasury Obligations
(Cost $166,322)		166,322

	Number of Shares	Value (000)

MONEY MARKET FUND — 0.9%
BlackRock Treasury Trust Fund	1,553,456	$1,553

(Cost $1,553)

TOTAL INVESTMENTS — 100.4%
(Cost $167,875)*		167,875

Other Assets & Liabilities – (0.4)%		(655)

TOTAL NET ASSETS — 100.0%		$167,220

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

See Notes to Schedules of Investments.

Allegiant Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2007 (Unaudited)

1. Investment Valuation

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Securities quoted on the NASD National Markets system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved and regulary reviewed by the Board of Trustees. Short-term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

The investments of the Money Market Funds, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved and regularly reviewed by the Board of Trustees. No investments held at February 28, 2007 were valued at other than amortized cost.

Short term investments held as collateral for loaned securities are valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

2. Investment Transactions

Investment transactions are recorded on trade date.

3. Affiliated Funds

Pursuant to SEC rules, the Equity and Asset Allocation Funds and the Fixed Income and Tax Exempt Bond Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allegiant Funds

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)

Date	April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)

Date	April 23, 2007

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer
(principal financial officer)

Date	April 24, 2007

*	Print the name and title of each signing officer under his or her signature.